UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016*

*	Effective April 29, 2016, MFS Money Market Portfolio, a series of MFS Variable Insurance Trust II, was redesignated as MFS U.S. Government Money Market Portfolio.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2016

MFS® BLENDED RESEARCH®

CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

CGS-SEM

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Amazon.com, Inc.	3.0%
JPMorgan Chase & Co.	2.6%
Verizon Communications, Inc.	2.5%
Apple, Inc.	2.4%
Merck & Co., Inc.	2.2%
Cisco Systems, Inc.	2.2%
Johnson & Johnson	2.0%
Medtronic PLC	2.0%
Philip Morris International, Inc.	2.0%
Facebook, Inc., “A”	1.8%

Equity sectors
Health Care	14.9%
Technology	14.1%
Financial Services	13.9%
Retailing	10.2%
Consumer Staples	9.7%
Utilities & Communications	7.1%
Energy	6.9%
Leisure	6.5%
Industrial Goods & Services	4.9%
Special Products & Services	4.3%
Autos & Housing	3.0%
Basic Materials	2.0%
Transportation	1.8%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

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MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.45%	$1,000.00	$1,014.83	$2.25
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
Service Class	Actual	0.70%	$1,000.00	$1,013.68	$3.50
	Hypothetical (h)	0.70%	$1,000.00	$1,021.38	$3.52

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.3%
Northrop Grumman Corp.	29,311	$6,515,248
Textron, Inc.	87,233	3,189,238
United Technologies Corp.	56,570	5,801,254

		$15,505,740

Airlines – 1.0%
Delta Air Lines, Inc.	52,325	$1,906,200
United Continental Holdings, Inc. (a)	64,779	2,658,530

		$4,564,730

Apparel Manufacturers – 1.2%
Michael Kors Holdings Ltd. (a)	94,822	$4,691,793
NIKE, Inc., “B”	14,512	801,062

		$5,492,855

Automotive – 0.8%
General Motors Co.	82,820	$2,343,806
Goodyear Tire & Rubber Co.	56,512	1,450,098

		$3,793,904

Biotechnology – 3.1%
Celgene Corp. (a)	77,691	$7,662,663
Gilead Sciences, Inc.	83,066	6,929,366

		$14,592,029

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp.	100,820	$2,551,754

Business Services – 4.3%
Accenture PLC, “A”	28,729	$3,254,708
Cognizant Technology Solutions Corp., “A” (a)	81,214	4,648,689
FleetCor Technologies, Inc. (a)	39,097	5,595,954
Global Payments, Inc.	91,802	6,552,827

		$20,052,178

Cable TV – 2.3%
Charter Communications, Inc., “A” (a)	19,725	$4,509,924
Comcast Corp., “A”	97,645	6,365,478

		$10,875,402

Chemicals – 2.0%
LyondellBasell Industries N.V., “A”	79,044	$5,882,454
Monsanto Co.	35,799	3,701,975

		$9,584,429

Computer Software – 3.2%
Intuit, Inc.	61,132	$6,822,943
Microsoft Corp.	109,582	5,607,311
Salesforce.com, Inc. (a)	33,278	2,642,606

		$15,072,860

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 2.8%
Apple, Inc.	116,585	$11,145,526
EMC Corp.	51,086	1,388,007
EPAM Systems, Inc. (a)	10,453	672,232
NCR Corp. (a)	4,404	122,299

		$13,328,064

Construction – 2.2%
Owens Corning	100,211	$5,162,871
Sherwin-Williams Co.	17,541	5,151,265

		$10,314,136

Consumer Products – 2.4%
Estee Lauder Cos., Inc., “A”	30,413	$2,768,191
Newell Brands, Inc.	35,336	1,716,270
Procter & Gamble Co.	78,933	6,683,257

		$11,167,718

Electrical Equipment – 0.6%
General Electric Co.	91,866	$2,891,942

Electronics – 2.2%
Broadcom Corp.	36,104	$5,610,562
Intel Corp.	136,896	4,490,189

		$10,100,751

Energy – Independent – 4.0%
EOG Resources, Inc.	77,434	$6,459,544
Marathon Petroleum Corp.	127,172	4,827,449
Noble Energy, Inc.	29,470	1,057,089
Occidental Petroleum Corp.	26,025	1,966,449
Valero Energy Corp.	83,570	4,262,070

		$18,572,601

Energy – Integrated – 1.6%
Chevron Corp.	27,264	$2,858,085
Exxon Mobil Corp.	50,214	4,707,060

		$7,565,145

Food & Beverages – 4.9%
Archer Daniels Midland Co.	178,583	$7,659,425
General Mills, Inc.	14,812	1,056,392
J.M. Smucker Co.	7,150	1,089,732
Mondelez International, Inc.	174,248	7,930,026
Tyson Foods, Inc., “A”	74,487	4,974,987

		$22,710,562

Food & Drug Stores – 1.8%
CVS Health Corp.	86,175	$8,250,395

Gaming & Lodging – 1.6%
Carnival Corp.	103,423	$4,571,297
Royal Caribbean Cruises Ltd.	42,353	2,844,004

		$7,415,301

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MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 0.9%
Target Corp.	60,801	$4,245,126

Health Maintenance Organizations – 0.4%
Molina Healthcare, Inc. (a)	34,560	$1,724,544

Insurance – 4.3%
Berkshire Hathaway, Inc., “B” (a)	15,648	$2,265,674
MetLife, Inc.	177,493	7,069,546
Prudential Financial, Inc.	74,484	5,313,689
Travelers Cos., Inc.	8,453	1,006,245
Unum Group	20,780	660,596
Validus Holdings Ltd.	82,116	3,990,016

		$20,305,766

Internet – 3.7%
Alphabet, Inc., “A” (a)	7,502	$5,277,882
Alphabet, Inc., “C” (a)	5,296	3,665,362
Facebook, Inc., “A” (a)	73,443	8,393,066

		$17,336,310

Leisure & Toys – 1.4%
Electronic Arts, Inc. (a)	88,422	$6,698,851

Machinery & Tools – 1.0%
Illinois Tool Works, Inc.	27,964	$2,912,730
Ingersoll-Rand Co. Ltd., “A”	25,800	1,642,944

		$4,555,674

Major Banks – 4.3%
JPMorgan Chase & Co.	198,381	$12,327,395
Wells Fargo & Co.	166,085	7,860,803

		$20,188,198

Medical & Health Technology & Services – 1.6%
Community Health Systems, Inc. (a)	39,777	$479,313
Express Scripts Holding Co. (a)	7,250	549,550
HCA Holdings, Inc. (a)	81,420	6,270,154

		$7,299,017

Medical Equipment – 3.3%
Abbott Laboratories	133,707	$5,256,022
Medtronic PLC	107,996	9,370,813
Stryker Corp.	4,848	580,936

		$15,207,771

Network & Telecom – 2.2%
Cisco Systems, Inc.	359,083	$10,302,091

Oil Services – 1.3%
Schlumberger Ltd.	75,504	$5,970,856

Other Banks & Diversified Financials – 2.8%
Citigroup, Inc.	163,832	$6,944,838
Discover Financial Services	115,132	6,169,924

		$13,114,762

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 6.6%
Bristol-Myers Squibb Co.	33,150	$2,438,183
Eli Lilly & Co.	101,165	7,966,744
Johnson & Johnson	78,659	9,541,337
Merck & Co., Inc.	180,200	10,381,322
Pfizer, Inc.	18,578	654,131

		$30,981,717

Railroad & Shipping – 0.8%
Union Pacific Corp.	42,361	$3,695,997

Real Estate – 1.9%
AvalonBay Communities, Inc., REIT	14,482	$2,612,408
Mid-America Apartment Communities, Inc., REIT	7,933	844,071
Public Storage, Inc., REIT	20,625	5,271,544

		$8,728,023

Restaurants – 1.2%
Domino’s Pizza, Inc.	26,228	$3,445,835
McDonald’s Corp.	7,558	909,530
YUM! Brands, Inc.	13,350	1,106,982

		$5,462,347

Specialty Stores – 6.3%
Amazon.com, Inc. (a)	19,410	$13,890,184
American Eagle Outfitters, Inc.	259,636	4,136,001
AutoZone, Inc. (a)	9,948	7,897,120
Best Buy Co., Inc.	120,406	3,684,424

		$29,607,729

Telecommunications – Wireless – 0.2%
American Tower Corp., REIT	8,813	$1,001,245

Telephone Services – 2.9%
AT&T, Inc.	40,020	$1,729,264
Verizon Communications, Inc.	211,796	11,826,689

		$13,555,953

Tobacco – 2.4%
Altria Group, Inc.	31,370	$2,163,275
Philip Morris International, Inc.	90,972	9,253,672

		$11,416,947

Utilities – Electric Power – 4.0%
AES Corp.	192,630	$2,404,022
American Electric Power Co., Inc.	83,367	5,843,193
Edison International	4,451	345,709
Exelon Corp.	218,552	7,946,551
PPL Corp.	52,140	1,968,285

		$18,507,760

Total Common Stocks (Identified Cost, $406,666,235)		$464,309,180

5

MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	631,580	$631,580

Total Investments (Identified Cost, $407,297,815)		$464,940,760

OTHER ASSETS, LESS LIABILITIES – 0.6%		2,744,379

NET ASSETS – 100.0%		$467,685,139

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $406,666,235)	$464,309,180
Underlying affiliated funds, at cost and value	631,580
Total investments, at value (identified cost, $407,297,815)	$464,940,760
Cash	66
Receivables for
Investments sold	25,786,184
Fund shares sold	20,398
Dividends	436,392
Other assets	1,871
Total assets		$491,185,671
Liabilities
Payables for
Investments purchased	$22,972,478
Fund shares reacquired	420,278
Payable to affiliates
Investment adviser	10,297
Shareholder servicing costs	98
Distribution and/or service fees	2,200
Accrued expenses and other liabilities	95,181
Total liabilities		$23,500,532
Net assets		$467,685,139
Net assets consist of
Paid-in capital	$345,301,449
Unrealized appreciation (depreciation) on investments	57,642,945
Accumulated net realized gain (loss) on investments	54,719,447
Undistributed net investment income	10,021,298
Net assets		$467,685,139
Shares of beneficial interest outstanding		9,514,370

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$303,388,772	6,155,906	$49.28
Service Class	164,296,367	3,358,464	48.92

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$4,646,722
Interest	27,342
Dividends from underlying affiliated funds	5,128
Total investment income		$4,679,192
Expenses
Management fee	$1,117,556
Distribution and/or service fees	186,514
Shareholder servicing costs	8,614
Administrative services fee	40,671
Independent Trustees’ compensation	4,213
Custodian fee	19,968
Shareholder communications	15,989
Audit and tax fees	25,564
Legal fees	1,843
Miscellaneous	8,362
Total expenses		$1,429,294
Reduction of expenses by investment adviser	(233,141)
Net expenses		$1,196,153
Net investment income		$3,483,039
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$5,921,062
Change in unrealized appreciation (depreciation) on investments		$(3,122,039)
Net realized and unrealized gain (loss) on investments		$2,799,023
Change in net assets from operations		$6,282,062

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$3,483,039	$6,401,804
Net realized gain (loss) on investments	5,921,062	48,893,831
Net unrealized gain (loss) on investments	(3,122,039)	(50,149,576)
Change in net assets from operations	$6,282,062	$5,146,059
Distributions declared to shareholders
From net investment income	$—	$(6,967,865)
From net realized gain on investments	—	(35,420,962)
Total distributions declared to shareholders	$—	$(42,388,827)
Change in net assets from fund share transactions	$(1,745,387)	$22,589,488
Total change in net assets	$4,536,675	$(14,653,280)
Net assets
At beginning of period	463,148,464	477,801,744
At end of period (including undistributed net investment income of $10,021,298 and $6,538,259, respectively)	$467,685,139	$463,148,464

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$48.56		$53.50	$48.31	$36.15	$31.86	$31.89
Income (loss) from investment operations
Net investment income (d)	$0.39		$0.76	$0.77	$0.71	$0.72	$0.49
Net realized and unrealized gain (loss) on investments	0.33		(0.62)	5.28	12.32	4.17	0.10
Total from investment operations	$0.72		$0.14	$6.05	$13.03	$4.89	$0.59
Less distributions declared to shareholders
From net investment income	$—		$(0.87)	$(0.86)	$(0.87)	$(0.60)	$(0.62)
From net realized gain on investments	—		(4.21)	—	—	—	—
Total distributions declared to shareholders	$—		$(5.08)	$(0.86)	$(0.87)	$(0.60)	$(0.62)
Net asset value, end of period (x)	$49.28		$48.56	$53.50	$48.31	$36.15	$31.86
Total return (%) (k)(r)(s)(x)	1.48	(n)	1.13	12.57	36.40	15.37	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.60	0.60	0.60	0.61	0.64
Expenses after expense reductions (f)	0.45	(a)	0.45	0.45	0.50	0.60	0.60
Net investment income	1.63	(a)	1.45	1.53	1.68	2.06	1.52
Portfolio turnover	25	(n)	51	41	43	54	77
Net assets at end of period (000 omitted)	$303,389		$319,721	$361,501	$367,674	$311,265	$315,115

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$48.26		$53.18	$48.02	$35.93	$31.65	$31.66
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.62	$0.64	$0.60	$0.62	$0.41
Net realized and unrealized gain (loss) on investments	0.34		(0.61)	5.23	12.24	4.15	0.11
Total from investment operations	$0.66		$0.01	$5.87	$12.84	$4.77	$0.52
Less distributions declared to shareholders
From net investment income	$—		$(0.72)	$(0.71)	$(0.75)	$(0.49)	$(0.53)
From net realized gain on investments	—		(4.21)	—	—	—	—
Total distributions declared to shareholders	$—		$(4.93)	$(0.71)	$(0.75)	$(0.49)	$(0.53)
Net asset value, end of period (x)	$48.92		$48.26	$53.18	$48.02	$35.93	$31.65
Total return (%) (k)(r)(s)(x)	1.37	(n)	0.87	12.28	36.05	15.10	1.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.85	0.85	0.85	0.86	0.89
Expenses after expense reductions (f)	0.70	(a)	0.70	0.70	0.75	0.85	0.85
Net investment income	1.38	(a)	1.20	1.28	1.44	1.80	1.26
Portfolio turnover	25	(n)	51	41	43	54	77
Net assets at end of period (000 omitted)	$164,296		$143,427	$116,301	$134,107	$134,379	$147,882

See Notes to Financial Statements

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MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$464,309,180	$—	$—	$464,309,180
Mutual Funds	631,580	—	—	631,580
Total Investments	$464,940,760	$—	$—	$464,940,760

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2015, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$6,967,865
Long-term capital gains	35,420,962
Total distributions	$42,388,827

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$407,511,405
Gross appreciation	72,353,695
Gross depreciation	(14,924,340)
Net unrealized appreciation (depreciation)	$57,429,355

As of 12/31/15
Undistributed ordinary income	$6,538,259
Undistributed long-term capital gain	48,841,877
Net unrealized appreciation (depreciation)	60,721,492

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$5,389,089	$—	$26,219,824
Service Class	—	1,578,776	—	9,201,138
Total	$—	$6,967,865	$—	$35,420,962

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period January 1, 2016 through April 28, 2016, the management fee was computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser had agreed in writing to reduce its management fee to 0.40% of average daily net assets. This written agreement terminated on April 28, 2016. For the period January 1, 2016 through April 28, 2016, this management fee reduction amounted to $217,055, which is included in the reduction of total expenses in the Statement of Operations.

Effective April 29, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.375%
Average daily net assets in excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $16,086, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $7,687, which equated to 0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $927.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0181% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $461 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $13,236.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $119,724,542 and $113,256,596, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	39,470	$1,865,484	43,291	$2,227,278
Service Class	612,935	29,235,754	989,722	49,579,379
	652,405	$31,101,238	1,033,013	$51,806,657
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	710,313	$31,608,913
Service Class	—	—	243,559	10,779,914
	—	$—	953,872	$42,388,827

15

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(467,446)	$(22,153,596)	(926,626)	$(48,236,182)
Service Class	(226,277)	(10,693,029)	(448,375)	(23,369,814)
	(693,723)	$(32,846,625)	(1,375,001)	$(71,605,996)
Net change
Initial Class	(427,976)	$(20,288,112)	(173,022)	$(14,399,991)
Service Class	386,658	18,542,725	784,906	36,989,479
	(41,318)	$(1,745,387)	611,884	$22,589,488

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,205 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,216,382	31,084,078	(31,668,880)	631,580

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,128	$631,580

16

MFS Blended Research Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® CORPORATE

BOND PORTFOLIO

MFS® Variable Insurance Trust II

BDS-SEM

MFS® CORPORATE BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Corporate Bond Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Corporate Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	77.8%
High Yield Corporates	15.9%
Emerging Markets Bonds	1.0%
Commercial Mortgage-Backed Securities	0.6%
Collateralized Debt Obligations	0.2%
Asset-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	0.2%
AA	1.7%
A	19.8%
BBB	57.2%
BB	15.6%
B	1.0%
CCC (o)	0.0%
C	0.1%
Not Rated (o)	0.0%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	4.4%
Other (o)	(0.0)%

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	10.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives.The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Corporate Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.63%	$1,000.00	$1,074.37	$3.25
	Hypothetical (h)	0.63%	$1,000.00	$1,021.73	$3.17
Service Class	Actual	0.88%	$1,000.00	$1,072.53	$4.53
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.4%
Aerospace – 0.4%
Lockheed Martin Corp., 3.55%, 1/15/2026	$964,000	$1,047,147

Asset-Backed & Securitized – 0.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040 (z)	$230,696	$166,393
Commercial Mortgage Acceptance Corp., FRN, 2.259%, 9/15/2030 (i)	137,017	561
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025 (i)(z)	9,415	2,281
Greenwich Capital Commercial Funding Corp., FRN, 6.06%, 7/10/2038	188,952	188,769
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.927%, 6/15/2049	1,195,039	1,216,529
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.791%, 7/15/2042 (n)(q)	765,072	198,919
KKR Financial CLO Ltd., “C”, FRN, 2.076%, 5/15/2021 (n)	505,395	505,080
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.184%, 2/18/2030 (i)	135,419	817
Morgan Stanley Capital I, Inc., FRN, 1.135%, 11/15/2030 (i)(n)	718,201	10,132

		$2,289,481

Automotive – 2.1%
Delphi Automotive PLC, 4.25%, 1/15/2026	$1,133,000	$1,238,183
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,396,342
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,222,000	1,221,137
Lear Corp., 4.75%, 1/15/2023	787,000	808,643
Nissan Motor Acceptance Corp., 1.95%, 9/12/2017 (n)	908,000	915,191

		$5,579,496

Biotechnology – 0.9%
Life Technologies Corp., 6%, 3/01/2020	$2,172,000	$2,451,176

Broadcasting – 1.6%
Omnicom Group, Inc., 3.6%, 4/15/2026	$1,030,000	$1,084,828
Omnicom Group, Inc., 3.625%, 5/01/2022	1,283,000	1,363,189
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	578,000	582,508
SES S.A., 3.6%, 4/04/2023 (n)	346,000	348,225
Time Warner, Inc., 5.35%, 12/15/2043	685,000	784,748

		$4,163,498

Brokerage & Asset Managers – 1.2%
CME Group, Inc., 3%, 3/15/2025	$891,000	$930,731
Franklin Resources, Inc., 1.375%, 9/15/2017	374,000	375,505
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	652,000	682,722

Issuer	Shares/Par	Value ($)

BONDS – continued
Brokerage & Asset Managers – continued
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	$1,070,000	$1,154,263

		$3,143,221

Building – 1.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$850,000	$905,361
Masco Corp., 4.375%, 4/01/2026	476,000	490,989
Masco Corp., 4.45%, 4/01/2025	560,000	579,656
Mohawk Industries, Inc., 3.85%, 2/01/2023	999,000	1,052,713
Owens Corning, Inc., 4.2%, 12/15/2022	460,000	490,514

		$3,519,233

Business Services – 2.5%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,428,000	$1,471,721
Equinix, Inc., 5.75%, 1/01/2025	969,000	1,002,915
Fidelity National Information Services, Inc., 2%, 4/15/2018	135,000	135,672
Fidelity National Information Services, Inc., 5%, 3/15/2022	1,270,000	1,323,255
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	416,000	431,925
Fidelity National Information Services, Inc., 5%, 10/15/2025	775,000	879,802
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,518,900

		$6,764,190

Cable TV – 3.6%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)	$886,000	$1,049,188
Comcast Corp., 4.65%, 7/15/2042	628,000	720,640
Comcast Corp., 4.75%, 3/01/2044	720,000	839,537
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	261,000	280,270
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	578,000	590,906
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)	1,375,000	1,428,281
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	169,256
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	350,353
Time Warner Cable, Inc., 8.25%, 4/01/2019	850,000	987,021
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	384,779
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	889,531
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	360,408
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,609,425

		$9,659,595

Chemicals – 1.6%
LYB International Finance B.V., 4.875%, 3/15/2044	$676,000	$714,771
LyondellBasell Industries N.V., 5%, 4/15/2019	939,000	1,016,359

4

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
LyondellBasell Industries N.V., 6%, 11/15/2021	$1,256,000	$1,472,637
Monsanto Co., 4.7%, 7/15/2064	1,025,000	933,671

		$4,137,438

Computer Software – 0.7%
Oracle Corp., 3.4%, 7/08/2024	$1,107,000	$1,190,509
VeriSign, Inc., 4.625%, 5/01/2023	763,000	772,538

		$1,963,047

Computer Software – Systems – 0.2%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$417,272

Conglomerates – 0.6%
General Electric Capital Corp., 5.5%, 1/08/2020	$421,000	$481,211
Roper Industries, Inc., 1.85%, 11/15/2017	1,171,000	1,177,366

		$1,658,577

Consumer Products – 1.6%
Hasbro, Inc., 5.1%, 5/15/2044	$1,138,000	$1,208,195
Mattel, Inc., 1.7%, 3/15/2018	393,000	393,749
Mattel, Inc., 5.45%, 11/01/2041	460,000	490,110
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	378,000	437,087
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	589,000	593,761
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	945,000	1,002,332

		$4,125,234

Consumer Services – 2.4%
Priceline Group, Inc., 3.65%, 3/15/2025	$769,000	$814,629
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,818,761
Service Corp. International, 5.375%, 1/15/2022	170,000	175,100
Service Corp. International, 5.375%, 5/15/2024	2,004,000	2,079,150
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,598,055

		$6,485,695

Containers – 2.1%
Ball Corp., 5%, 3/15/2022	$682,000	$723,943
Ball Corp., 4%, 11/15/2023	691,000	680,635
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,073,775
Crown American LLC, 4.5%, 1/15/2023	1,853,000	1,890,060
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,197,438

		$5,565,851

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,358,000	$1,526,547

Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$489,824
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	642,000	655,195

		$1,145,019

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – 1.8%
Flextronics International Ltd., 4.625%, 2/15/2020	$2,018,000	$2,088,630
Jabil Circuit, Inc., 4.7%, 9/15/2022	399,000	400,995
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	695,000	703,688
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	702,000	714,285
Tyco Electronics Group S.A., 6.55%, 10/01/2017	360,000	382,705
Tyco Electronics Group S.A., 2.375%, 12/17/2018	229,000	232,390
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	266,296

		$4,788,989

Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad, 5.75%, 2/14/2042	$465,000	$477,206
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	285,000	292,481

		$769,687

Emerging Market Sovereign – 0.6%
Republic of Argentina, 7.625%, 4/22/2046 (n)	$1,353,000	$1,461,240

Energy – Independent – 0.5%
EQT Corp., 4.875%, 11/15/2021	$253,000	$269,020
Pioneer Natural Resources Co., 7.5%, 1/15/2020	930,000	1,088,981

		$1,358,001

Energy – Integrated – 0.6%
Exxon Mobil Corp., 2.726%, 3/01/2023	$1,579,000	$1,648,489

Entertainment – 0.2%
Carnival Corp., 1.875%, 12/15/2017	$435,000	$439,027

Financial Institutions – 2.4%
Aercap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$235,342
CIT Group, Inc., 6.625%, 4/01/2018 (n)	1,900,000	2,004,500
GE Capital International Funding Co., 2.342%, 11/15/2020 (n)	1,217,000	1,253,706
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	570,000	625,826
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,082,500
Navient Corp., 6%, 1/25/2017	1,147,000	1,161,338

		$6,363,212

Food & Beverages – 6.4%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$1,511,000	$1,592,095
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,977,000	2,221,610
Constellation Brands, Inc., 7.25%, 9/01/2016	1,119,000	1,125,994

5

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Constellation Brands, Inc., 4.25%, 5/01/2023	$1,605,000	$1,669,200
J.M. Smucker Co., 2.5%, 3/15/2020	303,000	312,504
J.M. Smucker Co., 3.5%, 10/15/2021	880,000	946,280
J.M. Smucker Co., 4.375%, 3/15/2045	324,000	352,167
Kraft Foods Group, Inc., 6.5%, 2/09/2040	1,459,000	1,929,083
Kraft Heinz Food Co., 5%, 7/15/2035 (n)	415,000	475,972
Molson Coors Brewing Co., 2.1%, 7/15/2021	589,000	590,791
Molson Coors Brewing Co., 4.2%, 7/15/2046	501,000	503,142
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	831,000	957,545
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	1,855,000	1,989,007
Smithfield Foods, Inc., 6.625%, 8/15/2022	348,000	364,422
SYSCO Corp., 2.5%, 7/15/2021	445,000	454,731
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	666,225
Tyson Foods, Inc., 5.15%, 8/15/2044	368,000	424,348
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	505,000	524,786

		$17,099,902

Food & Drug Stores – 1.4%
CVS Health Corp., 2.75%, 12/01/2022	$500,000	$515,859
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	1,433,000	1,480,578
Walgreens Boots Alliance, Inc., 3.45%, 6/01/2026	1,321,000	1,356,059
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	446,000	468,098

		$3,820,594

Forest & Paper Products – 0.8%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$806,000	$912,886
International Paper Co., 6%, 11/15/2041	860,000	1,019,347
Packaging Corp. of America, 3.9%, 6/15/2022	133,000	141,008

		$2,073,241

Gaming & Lodging – 1.0%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$811,000	$819,456
Wyndham Worldwide Corp., 4.25%, 3/01/2022	1,227,000	1,301,594
Wyndham Worldwide Corp., 5.1%, 10/01/2025	463,000	503,090

		$2,624,140

Insurance – 1.2%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,044,243
American International Group, Inc., 4.5%, 7/16/2044	917,000	887,146
Unum Group, 7.125%, 9/30/2016	500,000	506,554
Unum Group, 4%, 3/15/2024	637,000	657,704

		$3,095,647

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Health – 1.8%
Aetna, Inc., 2.8%, 6/15/2023	$508,000	$518,924
Aetna, Inc., 4.25%, 6/15/2036	381,000	393,640
Anthem, Inc., 1.875%, 1/15/2018	618,000	621,499
Humana, Inc., 7.2%, 6/15/2018	1,157,000	1,281,196
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,962,761

		$4,778,020

Insurance – Property & Casualty – 3.7%
Aon PLC, 4.6%, 6/14/2044	$237,000	$242,290
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	190,000	212,381
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	855,516
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067	279,000	242,730
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	352,651
CNA Financial Corp., 5.875%, 8/15/2020	1,570,000	1,769,615
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	973,562
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	678,000	693,230
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	998,010
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	808,980
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	494,398
XL Group PLC, 5.75%, 10/01/2021	1,110,000	1,269,508
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	896,000	896,000

		$9,808,871

Major Banks – 6.4%
Bank of America Corp., 7.625%, 6/01/2019	$500,000	$578,715
Bank of America Corp., 5.625%, 7/01/2020	185,000	208,132
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	2,061,885
Bank of America Corp., 5.2% to 6/01/2023, FRN to 12/31/2049	637,000	598,780
Bank of America Corp., FRN, 6.1%, 12/29/2049	1,420,000	1,441,300
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	904,000	1,000,715
JPMorgan Chase & Co., 4.25%, 10/15/2020	442,000	481,758
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	879,148
JPMorgan Chase & Co., 3.25%, 9/23/2022	904,000	945,064
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	1,221,000	1,344,626
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,421,634
PNC Bank N.A., 2.6%, 7/21/2020	1,158,000	1,199,152
PNC Funding Corp., 5.625%, 2/01/2017	1,095,000	1,122,048
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,601,407
Wells Fargo & Co., 4.1%, 6/03/2026	1,000,000	1,069,611
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	1,106,000	1,137,798

		$17,091,773

6

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 3.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$348,000	$374,845
Becton, Dickinson and Co., 4.685%, 12/15/2044	1,083,000	1,220,084
Davita Healthcare Partners, Inc., 5%, 5/01/2025	575,000	569,969
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/2018 (n)	734,000	792,720
Fresenius US Finance II, Inc., 4.25%, 2/01/2021 (n)	189,000	197,505
HCA, Inc., 5.25%, 6/15/2026	963,000	999,714
HCA, Inc., 4.75%, 5/01/2023	910,000	932,750
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	960,612
McKesson Corp., 5.7%, 3/01/2017	770,000	793,587
McKesson Corp., 7.5%, 2/15/2019	120,000	137,869
McKesson Corp., 2.7%, 12/15/2022	158,000	159,937
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	1,260,000	1,281,571
Universal Health Services, Inc., 5%, 6/01/2026 (n)	334,000	334,835

		$8,755,998

Medical Equipment – 0.9%
Medtronic, Inc., 3.5%, 3/15/2025	$1,061,000	$1,156,623
Medtronic, Inc., 4.375%, 3/15/2035	381,000	430,964
Zimmer Holdings, Inc., 4.45%, 8/15/2045	893,000	908,769

		$2,496,356

Metals & Mining – 1.6%
Barrick Gold Corp., 3.85%, 4/01/2022	$297,000	$306,357
Barrick Gold Corp., 4.1%, 5/01/2023	385,000	406,123
Barrick North America Finance LLC, 4.4%, 5/30/2021	385,000	414,533
Barrick North America Finance LLC, 5.75%, 5/01/2043	1,092,000	1,185,785
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023	863,000	832,795
Kinross Gold Corp., 5.95%, 3/15/2024	667,000	658,663
Southern Copper Corp., 6.75%, 4/16/2040	415,000	427,919

		$4,232,175

Midstream – 4.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,412,320
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	1,007,504
Energy Transfer Partners LP, 9.7%, 3/15/2019	213,000	241,156
Energy Transfer Partners LP, 5.15%, 2/01/2043	1,112,000	993,927
Enterprise Products Operating LLC, 3.9%, 2/15/2024	406,000	429,693
Enterprise Products Operating LLC, 4.45%, 2/15/2043	473,000	469,006
Enterprise Products Operating LLC, 4.85%, 3/15/2044	362,000	384,514

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – continued
Enterprise Products Partners LP, 6.3%, 9/15/2017	$540,000	$570,459
Enterprise Products Partners LP, 7.034% to 1/15/2018, FRN to 1/15/2068	267,000	281,416
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	465,000	523,478
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	414,077
Kinder Morgan Energy Partners LP, 6.5%, 4/01/2020	306,000	337,430
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	581,000	633,736
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	670,000	661,105
ONEOK Partners LP, 2%, 10/01/2017	447,000	446,383
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,472,501
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	132,501
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (z)	289,000	290,084
Spectra Energy Capital LLC, 8%, 10/01/2019	942,000	1,081,429
Sunoco Logistics Partners LP, 5.3%, 4/01/2044	339,000	333,538

		$12,116,257

Natural Gas – Distribution – 0.8%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,193,618
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	872,785

		$2,066,403

Network & Telecom – 2.3%
AT&T, Inc., 2.45%, 6/30/2020	$619,000	$631,974
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,164,256
AT&T, Inc., 5.65%, 2/15/2047	669,000	766,145
Verizon Communications, Inc., 4.5%, 9/15/2020	1,471,000	1,632,745
Verizon Communications, Inc., 5.05%, 3/15/2034	929,000	1,031,092
Verizon Communications, Inc., 6%, 4/01/2041	690,000	858,552

		$6,084,764

Oils – 1.3%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$1,105,000	$1,142,298
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	775,982
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,651,481

		$3,569,761

Other Banks & Diversified Financials – 2.1%
BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$759,625
Capital One Bank (USA) N.A., 3.375%, 2/15/2023	1,200,000	1,225,681

7

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Capital One Financial Corp., 3.75%, 4/24/2024	$796,000	$830,456
Citizens Financial Group, Inc., 4.3%, 12/03/2025	918,000	966,242
Discover Bank, 7%, 4/15/2020	1,097,000	1,249,375
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	318,000	301,501
Macquarie Group Ltd., 3%, 12/03/2018 (n)	273,000	280,375

		$5,613,255

Personal Computers & Peripherals – 0.5%
Equifax, Inc., 2.3%, 6/01/2021	$539,000	$546,618
Equifax, Inc., 3.3%, 12/15/2022	849,000	896,366

		$1,442,984

Pharmaceuticals – 4.4%
Actavis Funding SCS, 3.45%, 3/15/2022	$671,000	$696,874
Actavis, Inc., 1.875%, 10/01/2017	320,000	321,598
Actavis, Inc., 3.25%, 10/01/2022	414,000	422,978
Actavis, Inc., 4.625%, 10/01/2042	347,000	358,248
Biogen, Inc., 3.625%, 9/15/2022	562,000	596,568
Celgene Corp., 2.875%, 8/15/2020	1,908,000	1,973,120
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	3,159,000	3,331,933
Gilead Sciences, Inc., 3.7%, 4/01/2024	1,189,000	1,287,528
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,250,000	1,360,223
Gilead Sciences, Inc., 4.5%, 2/01/2045	488,000	531,927
Mylan, Inc., 2.55%, 3/28/2019	399,000	403,903
Mylan, Inc., 3.125%, 1/15/2023 (n)	500,000	496,501

		$11,781,401

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,340,668

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$488,020
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	441,321
CSX Corp., 7.375%, 2/01/2019	365,000	418,970

		$1,348,311

Real Estate – Healthcare – 0.3%
HCP, Inc., REIT, 3.875%, 8/15/2024	$707,000	$710,922

Real Estate – Office – 0.8%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$754,000	$789,395
Boston Properties LP, REIT, 3.85%, 2/01/2023	1,131,000	1,210,328

		$1,999,723

Real Estate – Other – 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/2023	$157,000	$167,693
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025	401,000	407,749

		$575,442

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Retail – 0.9%
DDR Corp., REIT, 3.625%, 2/01/2025	$748,000	$750,229
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	503,000	505,151
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	1,026,000	1,249,734

		$2,505,114

Restaurants – 0.5%
McDonald’s Corp., 4.875%, 12/09/2045	$1,127,000	$1,317,779
YUM! Brands, Inc., 5.35%, 11/01/2043	120,000	96,600

		$1,414,379

Retailers – 4.1%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$1,042,000	$918,093
Best Buy Co., Inc., 5%, 8/01/2018	935,000	984,667
Best Buy Co., Inc., 5.5%, 3/15/2021	31,000	33,015
Dollar General Corp., 4.125%, 7/15/2017	2,144,000	2,204,356
Gap, Inc., 5.95%, 4/12/2021	1,801,000	1,878,389
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	1,312,000	1,316,723
Home Depot, Inc., 4.875%, 2/15/2044	1,260,000	1,552,049
L Brands, Inc., 6.875%, 11/01/2035	383,000	387,788
Limited Brands, Inc., 7%, 5/01/2020	1,441,000	1,628,330

		$10,903,410

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$804,000	$910,178

Telecommunications – Wireless – 2.6%
American Tower Corp., REIT, 4.5%, 1/15/2018	$1,150,000	$1,199,772
American Tower Corp., REIT, 3.5%, 1/31/2023	371,000	383,894
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,063,466
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	527,368
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	366,945
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	549,891
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,081,000	1,096,010
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,697,400

		$6,884,746

Tobacco – 3.3%
Altria Group, Inc., 2.95%, 5/02/2023	$1,400,000	$1,467,306
Altria Group, Inc., 4%, 1/31/2024	231,000	258,429
B.A.T. International Finance PLC, 2.125%, 6/07/2017 (n)	1,052,000	1,060,848
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	1,819,000	1,969,120
Philip Morris International, Inc., 4.875%, 11/15/2043	892,000	1,061,892
Reynolds American, Inc., 2.3%, 8/21/2017	945,000	956,482
Reynolds American, Inc., 8.125%, 6/23/2019	733,000	869,046

8

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – continued
Reynolds American, Inc., 3.25%, 6/12/2020	$165,000	$174,419
Reynolds American, Inc., 4.45%, 6/12/2025	418,000	468,134
Reynolds American, Inc., 5.7%, 8/15/2035	483,000	588,209

		$8,873,885

Transportation – Services – 0.5%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$200,000	$211,999
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	272,000	292,382
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	573,559
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	212,367

		$1,290,307

Utilities – Electric Power – 4.4%
Alabama Power Co., 4.15%, 8/15/2044	$479,000	$523,993
American Electric Power Co., Inc., 1.65%, 12/15/2017	487,000	488,404
Berkshire Hathaway Energy, 4.5%, 2/01/2045	597,000	670,158
CMS Energy Corp., 6.25%, 2/01/2020	1,010,000	1,162,692
CMS Energy Corp., 5.05%, 3/15/2022	209,000	238,935
DTE Electric Co., 3.7%, 3/15/2045	223,000	236,380
Duke Energy Corp., 1.625%, 8/15/2017	488,000	490,466
EDP Finance B.V., 4.9%, 10/01/2019 (n)	376,000	399,380
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	771,680
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)	330,000	336,283
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)	378,000	386,784

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
PPL Capital Funding, Inc., 3.1%, 5/15/2026	$1,290,000	$1,304,018
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	660,167
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,176,947
PSEG Power LLC, 5.32%, 9/15/2016	288,000	290,151
PSEG Power LLC, 3%, 6/15/2021	1,000,000	1,013,820
Southern Co., 2.95%, 7/01/2023	440,000	456,104
Southern Co., 4.4%, 7/01/2046	829,000	891,111
Waterford 3 Funding Corp., 8.09%, 1/02/2017	293,785	293,793

		$11,791,266

Total Bonds (Identified Cost, $239,057,862)		$251,570,255

	Strike Price	First Exercise

WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$41.40	1/04/16	480	$811

MONEY MARKET FUNDS – 5.2%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)			13,816,765	$13,816,765

Total Investments (Identified Cost, $252,874,627)				$265,387,831

OTHER ASSETS, LESS LIABILITIES – 0.4%				1,075,169

NET ASSETS – 100.0%				$266,463,000

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $45,104,390 representing 16.9% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040	3/01/06	$230,696	$166,393
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025	1/29/03	881	2,281
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	6/05/16	289,000	290,084
Total Restricted Securities			$458,758
% of Net assets			0.2%

9

MFS Corporate Bond Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $239,057,862)	$251,571,066
Underlying affiliated funds, at cost and value	13,816,765
Total investments, at value (identified cost, $252,874,627)	$265,387,831
Cash	3,893
Receivables for
Fund shares sold	125,644
Interest	3,078,466
Receivable from investment adviser	1,807
Other assets	1,273
Total assets		$268,598,914
Liabilities
Payables for
Investments purchased	$1,086,555
Fund shares reacquired	965,450
Payable to affiliates
Shareholder servicing costs	61
Distribution and/or service fees	2,655
Accrued expenses and other liabilities	81,193
Total liabilities		$2,135,914
Net assets		$266,463,000
Net assets consist of
Paid-in capital	$241,197,954
Unrealized appreciation (depreciation) on investments	12,513,204
Accumulated net realized gain (loss) on investments	(2,078,704)
Undistributed net investment income	14,830,546
Net assets		$266,463,000
Shares of beneficial interest outstanding		22,447,347

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$72,309,555	6,032,285	$11.99
Service Class	194,153,445	16,415,062	11.83

See Notes to Financial Statements

11

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Interest	$5,479,885
Dividends from underlying affiliated funds	20,207
Total investment income		$5,500,092
Expenses
Management fee	$781,401
Distribution and/or service fees	236,942
Shareholder servicing costs	5,336
Administrative services fee	25,530
Independent Trustees’ compensation	4,130
Custodian fee	14,309
Shareholder communications	9,988
Audit and tax fees	35,379
Legal fees	1,146
Miscellaneous	9,293
Total expenses		$1,123,454
Reduction of expenses by investment adviser	(64,857)
Net expenses		$1,058,597
Net investment income		$4,441,495
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$(814,852)
Change in unrealized appreciation (depreciation) on investments		$14,752,537
Net realized and unrealized gain (loss) on investments		$13,937,685
Change in net assets from operations		$18,379,180
See Notes to Financial Statements

12

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$4,441,495	$9,810,739
Net realized gain (loss) on investments	(814,852)	1,377,526
Net unrealized gain (loss) on investments	14,752,537	(12,330,634)
Change in net assets from operations	$18,379,180	$(1,142,369)
Distributions declared to shareholders
From net investment income	$—	$(11,046,073)
From net realized gain on investments	—	(2,041,877)
Total distributions declared to shareholders	$—	$(13,087,950)
Change in net assets from fund share transactions	$(12,842,909)	$(15,217,385)
Total change in net assets	$5,536,271	$(29,447,704)
Net assets
At beginning of period	260,926,729	290,374,433
At end of period (including undistributed net investment income of $14,830,546 and $10,389,051, respectively)	$266,463,000	$260,926,729

See Notes to Financial Statements

13

MFS Corporate Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.16		$11.76	$11.58	$12.36	$11.67	$11.49
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.43	$0.43	$0.50	$0.57
Net realized and unrealized gain (loss) on investments	0.62		(0.46)	0.24	(0.48)	0.80	0.18
Total from investment operations	$0.83		$(0.04)	$0.67	$(0.05)	$1.30	$0.75
Less distributions declared to shareholders
From net investment income	$—		$(0.48)	$(0.46)	$(0.52)	$(0.61)	$(0.57)
From net realized gain on investments	—		(0.08)	(0.03)	(0.21)	—	—
Total distributions declared to shareholders	$—		$(0.56)	$(0.49)	$(0.73)	$(0.61)	$(0.57)
Net asset value, end of period (x)	$11.99		$11.16	$11.76	$11.58	$12.36	$11.67
Total return (%) (k)(r)(s)(x)	7.44	(n)	(0.31)	5.78	(0.27)	11.31	6.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.68	0.67	0.67	0.68	0.70
Expenses after expense reductions (f)	0.63	(a)	0.63	0.65	0.67	0.68	N/A
Net investment income	3.59	(a)	3.65	3.59	3.54	4.13	4.85
Portfolio turnover	14	(n)	26	36	38	57	55
Net assets at end of period (000 omitted)	$72,310		$70,980	$79,042	$81,921	$95,361	$90,822

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.03		$11.63	$11.45	$12.23	$11.56	$11.40
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.39	$0.39	$0.47	$0.53
Net realized and unrealized gain (loss) on investments	0.61		(0.46)	0.25	(0.47)	0.78	0.18
Total from investment operations	$0.80		$(0.07)	$0.64	$(0.08)	$1.25	$0.71
Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.43)	$(0.49)	$(0.58)	$(0.55)
From net realized gain on investments	—		(0.08)	(0.03)	(0.21)	—	—
Total distributions declared to shareholders	$—		$(0.53)	$(0.46)	$(0.70)	$(0.58)	$(0.55)
Net asset value, end of period (x)	$11.83		$11.03	$11.63	$11.45	$12.23	$11.56
Total return (%) (k)(r)(s)(x)	7.25	(n)	(0.58)	5.59	(0.51)	11.00	6.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.93	0.92	0.92	0.93	0.95
Expenses after expense reductions (f)	0.88	(a)	0.88	0.90	0.92	0.93	N/A
Net investment income	3.34	(a)	3.40	3.34	3.29	3.86	4.59
Portfolio turnover	14	(n)	26	36	38	57	55
Net assets at end of period (000 omitted)	$194,153		$189,946	$211,332	$211,303	$195,781	$165,367

See Notes to Financial Statements

14

MFS Corporate Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

MFS Corporate Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value

16

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$811	$—	$—	$811
Non-U.S. Sovereign Debt	—	2,230,927	—	2,230,927
U.S. Corporate Bonds	—	223,575,223	—	223,575,223
Commercial Mortgage-Backed Securities	—	1,618,007	—	1,618,007
Asset-Backed Securities (including CDOs)	—	671,473	—	671,473
Foreign Bonds	—	23,474,625	—	23,474,625
Mutual Funds	13,816,765	—	—	13,816,765
Total Investments	$13,817,576	$251,570,255	$—	$265,387,831

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

17

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$11,493,724
Long-term capital gains	1,594,226
Total distributions	$13,087,950

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$254,523,411
Gross appreciation	12,914,780
Gross depreciation	(2,050,360)
Net unrealized appreciation (depreciation)	$10,864,420

As of 12/31/15
Undistributed ordinary income	10,397,744
Undistributed long-term capital gain	463,668
Other temporary differences	(8,693)
Net unrealized appreciation (depreciation)	(3,966,853)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$3,012,402	$—	$530,754
Service Class	—	8,033,671	—	1,511,123
Total	$—	$11,046,073	$—	$2,041,877

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.60%
Average daily net assets in excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $9,322, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction cost, and investment-related expenses such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, this reduction amounted to $55,535, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by

18

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $4,697, which equated to 0.0036% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended, June 30, 2016, these costs amounted to $639.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0196% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $257 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than purchases and sales of investments, other than short-term obligations, aggregated $35,943,147 and $48,097,453, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	198,113	$2,280,677	243,152	$2,846,365
Service Class	1,042,213	11,931,621	1,566,630	18,139,482
	1,240,326	$14,212,298	1,809,782	$20,985,847
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	317,203	$3,543,156
Service Class	—	—	863,782	9,544,794
	—	$—	1,180,985	$13,087,950
Shares reacquired
Initial Class	(523,593)	$(6,030,792)	(922,534)	$(10,769,671)
Service Class	(1,848,568)	(21,024,415)	(3,387,719)	(38,521,511)
	(2,372,161)	$(27,055,207)	(4,310,253)	$(49,291,182)
Net change
Initial Class	(325,480)	$(3,750,115)	(362,179)	$(4,380,150)
Service Class	(806,355)	(9,092,794)	(957,307)	(10,837,235)
	(1,131,835)	$(12,842,909)	(1,319,486)	$(15,217,385)

19

MFS Corporate Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $687 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,193,985	42,277,132	(36,654,352)	13,816,765

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,207	$13,816,765

20

MFS Corporate Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

21

SEMIANNUAL REPORT

June 30, 2016

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

RGS-SEM

MFS® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Chevron Corp.	2.5%
Alphabet, Inc., “A”	2.0%
Broadcom Corp.	1.9%
Aon PLC	1.7%
JPMorgan Chase & Co.	1.7%
SBA Communications Corp.	1.7%
Medical Properties Trust, Inc., REIT	1.6%
Procter & Gamble Co.	1.4%
U.S. Bancorp	1.3%
Medtronic PLC	1.3%

Equity sectors
Financial Services	17.3%
Technology	15.7%
Health Care	14.0%
Industrial Goods & Services	8.2%
Retailing	7.7%
Consumer Staples	7.5%
Utilities & Communications (s)	6.9%
Energy	6.1%
Leisure	5.1%
Special Products & Services	4.1%
Basic Materials	3.5%
Transportation	1.6%
Autos & Housing	1.3%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.86%	$1,000.00	$1,032.90	$4.35
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
Service Class	Actual	1.11%	$1,000.00	$1,031.28	$5.61
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 3.7%
Honeywell International, Inc.	21,219	$2,468,194
Northrop Grumman Corp.	7,439	1,653,541
Orbital ATK, Inc.	8,119	691,252
Rockwell Collins, Inc.	6,673	568,139
Textron, Inc.	8,076	295,259
United Technologies Corp.	15,923	1,632,904

		$7,309,289

Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	6,173	$1,021,014

Apparel Manufacturers – 1.8%
Hanesbrands, Inc.	35,778	$899,101
NIKE, Inc., “B”	29,267	1,615,538
PVH Corp.	8,133	766,373
Sequential Brands Group, Inc. (a)	41,434	330,643

		$3,611,655

Automotive – 0.7%
Delphi Automotive PLC	7,519	$470,689
LKQ Corp. (a)	26,519	840,652

		$1,311,341

Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc. (a)	12,055	$1,407,542
Celgene Corp. (a)	18,489	1,823,570

		$3,231,112

Broadcasting – 2.0%
Nielsen Holdings PLC	16,276	$845,864
Time Warner, Inc.	24,240	1,782,610
Twenty-First Century Fox, Inc.	50,438	1,364,348

		$3,992,822

Brokerage & Asset Managers – 1.1%
Blackstone Group LP	26,779	$657,157
Charles Schwab Corp.	40,829	1,033,382
NASDAQ, Inc.	8,240	532,881

		$2,223,420

Business Services – 2.6%
Amdocs Ltd.	8,286	$478,268
Cognizant Technology Solutions Corp., “A” (a)	17,206	984,871
Fidelity National Information Services, Inc.	18,070	1,331,398
Gartner, Inc. (a)	7,665	746,648
Global Payments, Inc.	14,656	1,046,145
Travelport Worldwide Ltd.	49,327	635,825

		$5,223,155

Cable TV – 0.8%
Charter Communications, Inc., “A” (a)	7,009	$1,602,538

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 2.0%
Agrium, Inc. (l)	6,003	$543,125
E.I. du Pont de Nemours & Co.	9,853	638,474
Ingevity Corp. (a)	14,209	483,674
Monsanto Co.	9,940	1,027,895
PPG Industries, Inc.	11,107	1,156,794

		$3,849,962

Computer Software – 4.0%
Adobe Systems, Inc. (a)	21,034	$2,014,847
Akamai Technologies, Inc. (a)	24,209	1,354,009
Microsoft Corp.	30,074	1,538,887
Qlik Technologies, Inc. (a)	7,056	208,716
Sabre Corp.	23,244	622,707
Salesforce.com, Inc. (a)	26,860	2,132,953

		$7,872,119

Computer Software – Systems – 2.3%
Apple, Inc. (s)	25,369	$2,425,276
Hewlett Packard Enterprise	45,052	823,100
NCR Corp. (a)	19,700	547,069
SS&C Technologies Holdings, Inc.	27,818	781,129

		$4,576,574

Construction – 0.7%
Sherwin-Williams Co.	3,307	$971,167
Toll Brothers, Inc. (a)	12,429	334,464

		$1,305,631

Consumer Products – 2.0%
Estee Lauder Cos., Inc., “A”	8,301	$755,557
Newell Brands, Inc.	10,896	529,219
Procter & Gamble Co.	32,160	2,722,987

		$4,007,763

Consumer Services – 1.4%
Nord Anglia Education, Inc. (a)	38,497	$813,827
Priceline Group, Inc. (a)	1,170	1,460,640
ServiceMaster Global Holdings, Inc. (a)	13,453	535,429

		$2,809,896

Containers – 0.6%
Berry Plastics Group, Inc. (a)	13,650	$530,303
Graphic Packaging Holding Co.	33,572	420,993
Multi Packaging Solutions International Ltd. (a)	16,189	216,123

		$1,167,419

Electrical Equipment – 2.0%
Advanced Drainage Systems, Inc.	20,252	$554,297
AMETEK, Inc.	20,015	925,293
Danaher Corp.	20,046	2,024,646
W.W. Grainger, Inc.	1,867	424,276

		$3,928,512

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 4.4%
Analog Devices, Inc.	21,563	$1,221,328
Broadcom Corp.	23,973	3,725,404
KLA-Tencor Corp.	8,730	639,473
Mellanox Technologies Ltd. (a)	13,347	640,122
Texas Instruments, Inc.	39,875	2,498,169

		$8,724,496

Energy – Independent – 2.3%
Concho Resources, Inc. (a)	4,750	$566,533
Energen Corp.	2,855	137,640
EOG Resources, Inc.	10,923	911,197
EQT Corp.	2,912	225,476
Memorial Resource Development Corp. (a)	9,484	150,606
Noble Energy, Inc.	8,338	299,084
Pioneer Natural Resources Co.	4,055	613,157
Synergy Resources Corp. (a)	18,659	124,269
Valero Energy Corp.	27,789	1,417,239

		$4,445,201

Energy – Integrated – 2.5%
Chevron Corp.	46,850	$4,911,286

Engineering – Construction – 0.2%
GMS, Inc. (a)	1,358	$30,216
Team, Inc. (a)	13,392	332,523

		$362,739

Food & Beverages – 3.6%
Archer Daniels Midland Co.	16,969	$727,800
Coca-Cola European Partners PLC	15,298	545,986
Freshpet, Inc. (a)(l)	23,079	215,327
J.M. Smucker Co.	12,121	1,847,362
Mead Johnson Nutrition Co., “A”	9,193	834,265
Mondelez International, Inc.	38,097	1,733,794
Snyders-Lance, Inc.	5,725	194,020
WhiteWave Foods Co., “A” (a)	21,885	1,027,282

		$7,125,836

Food & Drug Stores – 1.2%
CVS Health Corp.	16,334	$1,563,817
Kroger Co.	19,526	718,362

		$2,282,179

Gaming & Lodging – 0.4%
Marriott International, Inc., “A” (l)	9,384	$623,661
Royal Caribbean Cruises Ltd.	1,539	103,344

		$727,005

General Merchandise – 2.1%
Costco Wholesale Corp.	10,176	$1,598,039
Dollar Tree, Inc. (a)	12,706	1,197,413
Five Below, Inc. (a)	10,184	472,639
Target Corp.	12,846	896,908

		$4,164,999

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 1.4%
Cigna Corp.	5,934	$759,493
UnitedHealth Group, Inc.	14,031	1,981,177

		$2,740,670

Insurance – 3.5%
American International Group, Inc.	18,880	$998,563
Aon PLC	30,906	3,375,862
Chubb Ltd.	16,118	2,106,784
MetLife, Inc.	13,227	526,831

		$7,008,040

Internet – 3.9%
Alphabet, Inc., “A” (a)(s)	5,534	$3,893,335
Alphabet, Inc., “C” (a)	1,969	1,362,745
Facebook, Inc., “A” (a)	9,359	1,069,547
LinkedIn Corp., “A” (a)	6,848	1,295,984

		$7,621,611

Machinery & Tools – 2.0%
Allison Transmission Holdings, Inc.	20,276	$572,391
Illinois Tool Works, Inc.	10,020	1,043,683
IPG Photonics Corp. (a)	6,527	522,160
Roper Technologies, Inc.	9,012	1,537,087
SPX FLOW, Inc. (a)	11,607	302,594

		$3,977,915

Major Banks – 3.2%
Goldman Sachs Group, Inc.	10,935	$1,624,722
JPMorgan Chase & Co. (s)	53,803	3,343,318
PNC Financial Services Group, Inc.	16,825	1,369,387

		$6,337,427

Medical & Health Technology & Services – 1.6%
Cerner Corp. (a)	4,180	$244,948
Healthcare Services Group, Inc.	4,501	186,251
LifePoint Hospitals, Inc. (a)	7,100	464,127
McKesson Corp.	7,171	1,338,467
MEDNAX, Inc. (a)	5,128	371,421
VCA, Inc. (a)	7,535	509,441

		$3,114,655

Medical Equipment – 4.6%
Abbott Laboratories	36,426	$1,431,906
Cepheid, Inc. (a)	6,835	210,176
CONMED Corp.	5,542	264,520
DexCom, Inc. (a)	4,264	338,263
Medtronic PLC	29,193	2,533,077
NxStage Medical, Inc. (a)	15,537	336,842
PerkinElmer, Inc.	9,545	500,349
Steris PLC	2,729	187,619
Stryker Corp.	14,197	1,701,227
VWR Corp. (a)	13,692	395,699
Zimmer Biomet Holdings, Inc.	10,514	1,265,675

		$9,165,353

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.2%
First Quantum Minerals Ltd.	19,284	$135,381
Lundin Mining Corp. (a)	77,892	262,866

		$398,247

Natural Gas – Distribution – 0.6%
New Jersey Resources Corp.	10,799	$416,301
Sempra Energy	7,114	811,138

		$1,227,439

Natural Gas – Pipeline – 0.3%
Enterprise Products Partners LP	17,430	$510,002
EQT GP Holdings LP	3,741	95,358

		$605,360

Network & Telecom – 1.1%
Cisco Systems, Inc.	61,668	$1,769,255
Ixia (a)	40,571	398,407

		$2,167,662

Oil Services – 1.4%
Forum Energy Technologies, Inc. (a)	13,857	$239,865
Halliburton Co.	23,091	1,045,791
Oil States International, Inc. (a)	6,557	215,594
Schlumberger Ltd.	16,248	1,284,892

		$2,786,142

Other Banks & Diversified Financials – 5.3%
Bank of The Ozarks, Inc.	12,005	$450,428
Discover Financial Services	32,778	1,756,573
EuroDekania Ltd.	151,350	47,239
First Republic Bank	9,404	658,186
Signature Bank (a)	3,876	484,190
Synchrony Financial (a)	23,728	599,844
Texas Capital Bancshares, Inc. (a)	16,713	781,500
U.S. Bancorp	63,860	2,575,474
Visa, Inc., “A”	30,600	2,269,602
Wintrust Financial Corp.	17,053	869,703

		$10,492,739

Pharmaceuticals – 4.8%
Allergan PLC (a)	9,113	$2,105,923
Bristol-Myers Squibb Co.	12,231	899,590
Eli Lilly & Co.	29,113	2,292,649
Endo International PLC (a)	14,318	223,218
Merck & Co., Inc.	41,902	2,413,974
Zoetis, Inc.	30,408	1,443,164

		$9,378,518

Pollution Control – 0.3%
Clean Harbors, Inc. (a)	11,802	$615,002

Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	7,878	$1,014,608
Union Pacific Corp.	17,612	1,536,647

		$2,551,255

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 4.1%
Gramercy Property Trust, Inc., REIT	159,423	$1,469,880
Medical Properties Trust, Inc., REIT	203,550	3,095,996
Mid-America Apartment Communities, Inc., REIT	9,497	1,010,481
Store Capital Corp., REIT	19,195	565,293
Tanger Factory Outlet Centers, Inc., REIT	39,530	1,588,315
WP GLIMCHER, Inc., REIT	37,186	416,111

		$8,146,076

Restaurants – 1.9%
Aramark	37,013	$1,236,974
Domino’s Pizza, Inc.	6,578	864,218
Wingstop, Inc. (a)	12,015	327,409
YUM! Brands, Inc.	16,613	1,377,550

		$3,806,151

Specialty Chemicals – 0.8%
A. Schulman, Inc.	15,354	$374,945
Air Products & Chemicals, Inc.	2,775	394,161
Albemarle Corp.	10,138	804,045

		$1,573,151

Specialty Stores – 2.6%
Amazon.com, Inc. (a)	2,456	$1,757,563
AutoZone, Inc. (a)	734	582,679
Lululemon Athletica, Inc. (a)	10,813	798,648
Ross Stores, Inc.	12,264	695,246
Tiffany & Co.	8,115	492,094
Urban Outfitters, Inc. (a)	27,949	768,598

		$5,094,828

Telecommunications – Wireless – 1.7%
SBA Communications Corp. (a)	30,624	$3,305,555

Telephone Services – 1.1%
Verizon Communications, Inc.	39,673	$2,215,340

Tobacco – 1.3%
Philip Morris International, Inc.	15,332	$1,559,571
Reynolds American, Inc.	18,892	1,018,846

		$2,578,417

Trucking – 0.3%
Swift Transportation Co. (a)	36,093	$556,193

Utilities – Electric Power – 3.1%
Alliant Energy Corp.	11,488	$456,074
American Electric Power Co., Inc.	6,341	444,441
Calpine Corp. (a)	27,232	401,672
CMS Energy Corp.	12,647	579,991
Dominion Resources, Inc.	11,958	931,887
Exelon Corp.	21,437	779,445
FirstEnergy Corp.	15,330	535,170
NextEra Energy, Inc.	7,049	919,190
Xcel Energy, Inc.	22,760	1,019,193

		$6,067,063

Total Common Stocks (Identified Cost, $163,221,500)		$195,318,772

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.4%
Telephone Services – 0.4%
Frontier Communications Corp., 11.125% (Identified Cost, $758,163)	7,504	$711,529

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	1,592,987	$1,592,987

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	979,278	$979,278

Total Investments (Identified Cost, $166,551,928)		$198,602,566

SECURITIES SOLD SHORT – (0.3)%
Telecommunications – Wireless – (0.3)%
Crown Castle International Corp., REIT (Proceeds Received, $441,740)	(5,338)	$(541,434)

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(550,877)

NET ASSETS – 100.0%		$197,510,255

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2016, the fund had cash collateral of $6,890 and other liquid securities with an aggregate value of $1,130,540 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $164,958,941)	$197,009,579
Underlying affiliated funds, at cost and value	1,592,987
Total investments, at value, including $963,127 of securities on loan (identified cost, $166,551,928)	$198,602,566
Cash	43
Foreign currency, at value (identified cost, $25,320)	25,194
Deposits with brokers	6,890
Receivables for
Investments sold	247,362
Fund shares sold	84,860
Interest and dividends	229,080
Other assets	92,677
Total assets		$199,288,672
Liabilities
Payables for
Securities sold short, at value (proceeds received, $441,740)	$541,434
Investments purchased	113,845
Fund shares reacquired	77,817
Collateral for securities loaned, at value (c)	979,278
Payable to affiliates
Investment adviser	6,337
Shareholder servicing costs	115
Distribution and/or service fees	592
Accrued expenses and other liabilities	58,999
Total liabilities		$1,778,417
Net assets		$197,510,255
Net assets consist of
Paid-in capital	$144,677,047
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	31,950,798
Accumulated net realized gain (loss) on investments and foreign currency	17,614,898
Undistributed net investment income	3,267,512
Net assets		$197,510,255
Shares of beneficial interest outstanding		9,007,820

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$153,196,633	6,971,210	$21.98
Service Class	44,313,622	2,036,610	21.76

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$2,705,696
Interest	6,113
Dividends from underlying affiliated funds	2,620
Foreign taxes withheld	(4,009)
Total investment income		$2,710,420
Expenses
Management fee	$725,136
Distribution and/or service fees	55,099
Shareholder servicing costs	10,505
Administrative services fee	20,178
Independent Trustees’ compensation	4,064
Custodian fee	11,002
Shareholder communications	31,686
Audit and tax fees	27,415
Legal fees	648
Dividend and interest expense on securities sold short	15,388
Miscellaneous	9,159
Total expenses		$910,280
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(26,899)
Net expenses		$883,380
Net investment income		$1,827,040
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,111,076
Securities sold short	(41,438)
Foreign currency	17
Net realized gain (loss) on investments and foreign currency		$2,069,655
Change in unrealized appreciation (depreciation)
Investments	$2,213,911
Securities sold short	(82,558)
Translation of assets and liabilities in foreign currencies	(146)
Net unrealized gain (loss) on investments and foreign currency translation		$2,131,207
Net realized and unrealized gain (loss) on investments and foreign currency		$4,200,862
Change in net assets from operations		$6,027,902

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$1,827,040	$1,422,632
Net realized gain (loss) on investments and foreign currency	2,069,655	15,767,197
Net unrealized gain (loss) on investments and foreign currency translation	2,131,207	(18,804,885)
Change in net assets from operations	$6,027,902	$(1,615,056)
Distributions declared to shareholders
From net investment income	$—	$(1,082,329)
From net realized gain on investments	—	(16,601,001)
Total distributions declared to shareholders	$—	$(17,683,330)
Change in net assets from fund share transactions	$(12,049,873)	$58,191,548
Total change in net assets	$(6,021,971)	$38,893,162
Net assets
At beginning of period	203,532,226	164,639,064
At end of period (including undistributed net investment income of $3,267,512 and $1,440,472, respectively)	$197,510,255	$203,532,226

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$21.28		$23.40	$21.49	$16.12	$13.95	$14.23
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.17	$0.16	$0.16	$0.17	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		(0.35)	2.27	5.40	2.12	(0.25)
Total from investment operations	$0.70		$(0.18)	$2.43	$5.56	$2.29	$(0.14)
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.18)	$(0.19)	$(0.12)	$(0.14)
From net realized gain on investments	—		(1.81)	(0.34)	—	—	—
Total distributions declared to shareholders	$—		$(1.94)	$(0.52)	$(0.19)	$(0.12)	$(0.14)
Net asset value, end of period (x)	$21.98		$21.28	$23.40	$21.49	$16.12	$13.95
Total return (%) (k)(r)(s)(x)	3.29	(n)	(0.21)	11.38	34.62	16.46	(0.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.86	0.85	0.85	0.85	0.88
Expenses after expense reductions (f)	0.86	(a)	0.85	0.84	0.85	0.85	0.87
Net investment income	1.95	(a)(l)	0.75	0.74	0.85	1.10	0.75
Portfolio turnover	34	(n)	50	48	55	63	65
Net assets at end of period (000 omitted)	$153,197		$156,450	$115,826	$117,044	$97,349	$96,375
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.84	(a)	0.84	0.84	0.84	0.85	0.87

See Notes to Financial Statements

11

MFS Core Equity Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$21.10		$23.20	$21.32	$16.00	$13.84	$14.13
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.11	$0.11	$0.11	$0.13	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.49		(0.33)	2.24	5.36	2.11	(0.25)
Total from investment operations	$0.66		$(0.22)	$2.35	$5.47	$2.24	$(0.18)
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.13)	$(0.15)	$(0.08)	$(0.11)
From net realized gain on investments	—		(1.81)	(0.34)	—	—	—
Total distributions declared to shareholders	$—		$(1.88)	$(0.47)	$(0.15)	$(0.08)	$(0.11)
Net asset value, end of period (x)	$21.76		$21.10	$23.20	$21.32	$16.00	$13.84
Total return (%) (k)(r)(s)(x)	3.13	(n)	(0.40)	11.07	34.28	16.24	(1.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.11	1.10	1.10	1.10	1.13
Expenses after expense reductions (f)	1.11	(a)	1.10	1.09	1.10	1.10	1.12
Net investment income	1.68	(a)(l)	0.50	0.49	0.60	0.85	0.51
Portfolio turnover	34	(n)	50	48	55	63	65
Net assets at end of period (000 omitted)	$44,314		$47,083	$48,813	$50,394	$41,707	$37,337
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.09	(a)	1.09	1.09	1.09	1.10	1.12

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$193,213,255	$—	$—	$193,213,255
Canada	1,955,980	—	—	1,955,980
Hong Kong	813,827	—	—	813,827
Cayman Islands	—	—	47,239	47,239
Mutual Funds	2,572,265	—	—	2,572,265
Total Investments	$198,555,327	$—	$47,239	$198,602,566
Short Sales	$(541,434)	$—	$—	$(541,434)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/15	$54,895
Change in unrealized appreciation (depreciation)	(7,656)
Balance as of 6/30/16	$47,239

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2016 is $7,656. At June 30, 2016, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2016, this expense amounted to $15,388. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $963,127. The fair value of the fund’s investment securities on loan and a related liability of $979,278 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $2,242. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$4,876,102
Long-term capital gains	12,807,228
Total distributions	$17,683,330

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$166,966,730
Gross appreciation	37,756,643
Gross depreciation	(6,120,807)
Net unrealized appreciation (depreciation)	$31,635,836

As of 12/31/15
Undistributed ordinary income	4,370,139
Undistributed long-term capital gain	13,063,957
Other temporary differences	(50,715)
Net unrealized appreciation (depreciation)	29,421,925

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$931,205	$—	$12,815,505
Service Class	—	151,124	—	3,785,496
Total	$—	$1,082,329	$—	$16,601,001

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will terminate on April 27, 2017. For the six months ended June 30, 2016, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $6,919, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Effective April 28, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.84% of average daily net assets for the Initial Class shares and 1.09% of average daily net assets for the

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, this reduction amounted to $19,980, which is included in the reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $9,737, which equated to 0.0101% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $768.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0209% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $198 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $481,738 and $716,722, respectively. The sales transactions resulted in net realized gains (losses) of $117,821.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $66,184,633 and $76,390,610, respectively.

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	154,177	$3,155,839	245,402	$5,750,122
Service Class	116,308	2,422,831	259,861	5,882,518
	270,485	$5,578,670	505,263	$11,632,640
Shares issued in connection with acquisition of MFS Core Equity Series
Initial Class			2,543,983	$60,953,837
Service Class			168,899	4,011,358
			2,712,882	$64,965,195
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	689,059	$13,746,710
Service Class	—	—	198,819	3,936,620
	—	$—	887,878	$17,683,330
Shares reacquired
Initial Class	(534,404)	$(11,169,360)	(1,077,372)	$(24,650,760)
Service Class	(311,358)	(6,459,183)	(499,870)	(11,438,857)
	(845,762)	$(17,628,543)	(1,577,242)	$(36,089,617)
Net change
Initial Class	(380,227)	$(8,013,521)	2,401,072	$55,799,909
Service Class	(195,050)	(4,036,352)	127,709	2,391,639
	(575,277)	$(12,049,873)	2,528,781	$58,191,548

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $517 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	455,874	20,216,406	(19,079,293)	1,592,987

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,620	$1,592,987

18

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(8)	Acquisitions

At close of business on March 27, 2015, the fund with net assets of approximately $164,864,316, acquired all of the assets and liabilities of MFS Core Equity Series, a series of MFS Variable Insurance Trust. The purpose of the transaction was to provide shareholders of MFS Core Equity Series the opportunity to participate in a larger combined portfolio with an identical investment objective, investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 2,712,882 shares of the fund (valued at approximately $64,965,195) for all of the assets and liabilities of MFS Core Equity Series. MFS Core Equity Series then distributed the shares of the fund that MFS Core Equity Series received from the fund to its shareholders. MFS Core Equity Series’ investments on that date were valued at approximately $67,331,560 with a cost basis of approximately $56,001,514. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Core Equity Series were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Core Equity Series that have been included in the fund’s Statement of Operations since March 27, 2015.

19

MFS Core Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

SEMIANNUAL REPORT

June 30, 2016

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
Alibaba Group Holding Ltd., ADR	3.4%
Housing Development Finance Corp. Ltd.	3.1%
Samsung Electronics Co. Ltd.	3.0%
China Resources Gas Group Ltd.	2.9%
Tencent Holdings Ltd.	2.6%
LUKOIL PJSC, ADR	2.3%
NAVER Corp.	2.2%
Kotak Mahindra Bank Ltd.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.9%

Equity sectors
Financial Services	28.3%
Technology	25.0%
Consumer Staples	10.5%
Retailing	8.8%
Energy	6.5%
Special Products & Services	5.0%
Autos & Housing	3.8%
Utilities & Communications	3.8%
Basic Materials	2.8%
Health Care	2.7%
Leisure	2.6%
Transportation	1.2%
Industrial Goods & Services	0.8%

Issuer country weightings (x)
China	19.3%
Taiwan	11.5%
India	10.4%
South Korea	10.1%
Hong Kong	9.6%
Brazil	6.4%
South Africa	6.1%
Mexico	4.5%
Russia	4.2%
Other Countries	17.9%

Currency exposure weightings (y)
Hong Kong Dollar	22.7%
Taiwan Dollar	11.5%
Indian Rupee	10.4%
South Korean Won	10.1%
Brazilian Real	6.4%
South African Rand	6.1%
Chinese Renminbi	5.5%
Mexican Peso	4.5%
Russian Ruble	4.2%
Other Currencies	18.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

2

MFS Emerging Markets Equity Portfolio

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

3

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	1.40%	$1,000.00	$1,051.77	$7.14
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02
Service Class	Actual	1.65%	$1,000.00	$1,049.91	$8.41
	Hypothetical (h)	1.65%	$1,000.00	$1,016.66	$8.27

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 101.0%
Airlines – 0.2%
Copa Holdings S.A., “A” (l)	1,624	$84,870

Alcoholic Beverages – 1.5%
AmBev S.A., ADR	122,066	$721,410

Apparel Manufacturers – 1.9%
Global Brands Group Holding Ltd. (a)	4,966,000	$436,117
Stella International Holdings	292,500	517,279

		$953,396

Automotive – 1.6%
Ford Otomotiv Sanayi A.S.	31,875	$342,488
Kia Motors Corp.	12,264	461,897

		$804,385

Brokerage & Asset Managers – 0.5%
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	16,900	$230,380

Business Services – 3.0%
Cognizant Technology Solutions Corp., “A” (a)	16,007	$916,241
Tata Consultancy Services Ltd.	14,794	559,605

		$1,475,846

Cable TV – 1.6%
Naspers Ltd.	5,102	$781,766

Computer Software – Systems – 4.0%
EPAM Systems, Inc. (a)	4,007	$257,690
Globant S.A. (a)(l)	12,753	501,831
Hon Hai Precision Industry Co. Ltd.	369,950	951,918
Linx S.A.	45,700	229,190

		$1,940,629

Construction – 1.7%
Techtronic Industries Co. Ltd.	200,000	$837,245

Consumer Products – 4.1%
Dabur India Ltd.	140,953	$645,895
Hengan International Group Co. Ltd.	109,500	921,284
LG Household & Health Care Ltd.	454	440,264

		$2,007,443

Consumer Services – 2.0%
51job, Inc., ADR (a)	18,721	$548,713
China Maple Leaf Educational Systems	210,000	189,377
SEEK Ltd.	22,171	252,981

		$991,071

Electronics – 11.6%
ASM Pacific Technology Ltd.	61,300	$440,676
Largan Precision Co. Ltd.	7,000	649,673
Samsung Electronics Co. Ltd.	1,195	1,487,606
Taiwan Semiconductor Manufacturing Co. Ltd.	608,258	3,075,697

		$5,653,652

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.8%
China Shenhua Energy Co. Ltd.	229,000	$423,293
Coal India Ltd.	129,109	599,650
Gran Tierra Energy, Inc. (a)	168,000	564,356
Ultrapar Participacoes S.A.	13,003	287,845

		$1,875,144

Energy – Integrated – 2.3%
LUKOIL PJSC, ADR	27,037	$1,129,335

Engineering – Construction – 0.6%
Mills Estruturas e Servicos de Engenharia S.A. (a)	82,539	$110,230
Promotora y Operadora de Infraestructura S.A.B. de C.V.	14,228	176,261

		$286,491

Food & Beverages – 4.2%
AVI Ltd.	113,632	$640,376
BRF S.A.	22,854	321,079
Grupo Lala S.A.B. de C.V.	26,155	57,396
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	21,900	31,051
Tingyi (Cayman Islands) Holding Corp.	480,000	456,094
Want Want China Holdings Ltd.	771,000	555,025

		$2,061,021

Food & Drug Stores – 3.4%
Clicks Group Ltd.	57,462	$478,720
Dairy Farm International Holdings Ltd.	47,700	322,576
E-Mart Co. Ltd.	885	132,921
Magnit PJSC	5,043	710,714

		$1,644,931

Forest & Paper Products – 0.3%
Fibria Celulose S.A.	21,436	$143,672

Furniture & Appliances – 0.5%
Coway Co. Ltd.	2,628	$238,869

General Merchandise – 2.4%
PriceSmart, Inc.	3,557	$332,828
S.A.C.I. Falabella	57,185	436,148
Walmart de Mexico S.A.B. de C.V.	83,819	201,312
Woolworths Ltd.	40,226	230,171

		$1,200,459

Health Maintenance Organizations – 1.1%
OdontoPrev S.A.	51,006	$211,341
Qualicorp S.A.	54,594	316,283

		$527,624

Insurance – 4.4%
AIA Group Ltd.	150,000	$903,879
BB Seguridade Participacoes S.A.	38,456	336,518

5

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
Brasil Insurance Participacoes e Administracao S.A. (a)	3,785	$23,613
Cathay Financial Holding Co. Ltd.	343,900	376,075
Samsung Fire & Marine Insurance Co. Ltd.	2,358	539,422

		$2,179,507

Internet – 9.2%
Alibaba Group Holding Ltd., ADR (a)	20,631	$1,640,783
Baidu, Inc., ADR (a)	3,167	523,030
NAVER Corp.	1,704	1,059,544
Tencent Holdings Ltd.	56,200	1,280,332

		$4,503,689

Machinery & Tools – 0.2%
TK Corp.	12,110	$86,690

Major Banks – 2.3%
BOC Hong Kong Holdings Ltd.	161,000	$485,642
Industrial & Commercial Bank of China, “H”	1,172,000	651,057

		$1,136,699

Metals & Mining – 1.0%
Grupo Mexico S.A.B. de C.V., “B”	98,631	$232,463
Iluka Resources Ltd.	55,461	271,319

		$503,782

Natural Gas – Distribution – 1.7%
China Resources Gas Group Ltd.	270,000	$820,181

Network & Telecom – 0.3%
VTech Holdings Ltd.	12,700	$133,972

Oil Services – 0.3%
Lamprell PLC (a)	175,005	$165,995

Other Banks & Diversified Financials – 18.3%
Banco Santander Chile, ADR	9,660	$187,114
Bancolombia S.A., ADR	10,875	379,755
China Construction Bank	2,111,670	1,403,310
Credicorp Ltd.	2,708	417,926
E.Sun Financial Holding Co. Ltd.	967,051	572,369
FirstRand Ltd.	113,408	348,397
Grupo Financiero Banorte S.A. de C.V.	59,994	336,418
Grupo Financiero Inbursa S.A. de C.V.	159,635	270,678
Housing Development Finance Corp. Ltd.	80,964	1,510,707
Kasikornbank Co. Ltd.	111,000	545,814
Komercni Banka A.S.	5,637	211,211
Kotak Mahindra Bank Ltd.	85,894	975,339
PT Bank Central Asia Tbk	273,500	276,701
Public Bank Berhad	111,800	537,993
Sberbank of Russia	118,060	245,550
Shinhan Financial Group Co. Ltd.	14,528	479,285
Turkiye Sinai Kalkinma Bankasi A.S.	355,297	165,866
Union National Bank	81,032	90,454

		$8,954,887

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 1.6%
Genomma Lab Internacional S.A., “B” (a)	514,659	$527,536
Sun Pharmaceutical Industries Ltd.	21,821	246,709

		$774,245

Real Estate – 2.4%
Aldar Properties PJSC	493,140	$361,167
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	235,472	185,981
Hang Lung Properties Ltd.	302,000	613,138

		$1,160,286

Restaurants – 1.0%
Alsea S.A.B. de C.V.	52,707	$200,420
Jollibee Foods Corp.	58,300	299,880

		$500,300

Specialty Chemicals – 1.1%
Astra Argo Lestari (a)	126,000	$140,436
PTT Global Chemical PLC	226,600	382,073

		$522,509

Specialty Stores – 1.0%
Dufry AG (a)	4,118	$490,449

Telephone Services – 1.0%
Hellenic Telecommunications Organization S.A.	26,536	$237,648
PT XL Axiata Tbk (a)	831,500	230,963

		$468,611

Tobacco – 0.7%
PT Hanjaya Mandala Sampoerna Tbk	1,171,250	$336,859

Trucking – 1.0%
Emergent Capital, Inc.	47,973	$492,675

Utilities – Electric Power – 1.2%
CESC Ltd.	65,042	$576,656

Total Common Stocks (Identified Cost, $45,010,694)		$49,397,631

PREFERRED STOCKS – 0.4%
Forest & Paper Products – 0.4%
Suzano Papel e Celulose S.A. (Identified Cost, $218,398)	54,100	$190,812

First Exercise

WARRANTS – 0.4%
Other Banks & Diversified Financials – 0.4%
Deutsche Bank AG Union National Bank – Zero Strike Warrant (1 share for 1 warrant) (a)(n) (Identified Cost, $315,502)	5/16/07	186,291	$207,957

6

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.9%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	956,275	$956,275

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	293,892	$293,892

Total Investments (Identified Cost, $46,794,761)		$51,046,567

OTHER ASSETS, LESS LIABILITIES – (4.3)%		(2,121,915)

NET ASSETS – 100.0%		$48,924,652

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,957, representing 0.4% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $45,838,486)	$50,090,292
Underlying affiliated funds, at cost and value	956,275
Total investments, at value, including $287,957 of securities on loan (identified cost, $46,794,761)	$51,046,567
Foreign currency, at value (identified cost, $52,180)	52,144
Receivables for
Investments sold	181,550
Fund shares sold	760
Interest and dividends	264,750
Receivable from investment adviser	7,133
Other assets	395
Total assets		$51,553,299
Liabilities
Payables for
Investments purchased	$136,469
Fund shares reacquired	1,966,692
Collateral for securities loaned, at value	293,892
Payable to affiliates
Shareholder servicing costs	49
Distribution and/or service fees	343
Deferred country tax expense payable	22,928
Accrued expenses and other liabilities	208,274
Total liabilities		$2,628,647
Net assets		$48,924,652
Net assets consist of
Paid-in capital	$49,562,676
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $21,420 deferred country tax)	4,231,668
Accumulated net realized gain (loss) on investments and foreign currency	(5,522,803)
Undistributed net investment income	653,111
Net assets		$48,924,652
Shares of beneficial interest outstanding		4,048,675

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$23,244,235	1,907,419	$12.19
Service Class	25,680,417	2,141,256	11.99

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$862,844
Interest	1,245
Dividends from underlying affiliated funds	944
Foreign taxes withheld	(79,330)
Total investment income		$785,703
Expenses
Management fee	$254,742
Distribution and/or service fees	30,273
Shareholder servicing costs	4,675
Administrative services fee	8,720
Independent Trustees’ compensation	1,230
Custodian fee	93,934
Shareholder communications	6,226
Audit and tax fees	39,731
Legal fees	234
Miscellaneous	5,569
Total expenses		$445,334
Reduction of expenses by investment adviser	(75,231)
Net expenses		$370,103
Net investment income		$415,600
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $17,161 country tax)	$(1,887,560)
Foreign currency	(14,407)
Net realized gain (loss) on investments and foreign currency		$(1,901,967)
Change in unrealized appreciation (depreciation)
Investments (net of $21,420 increase in deferred country tax)	$3,897,004
Translation of assets and liabilities in foreign currencies	1,437
Net unrealized gain (loss) on investments and foreign currency translation		$3,898,441
Net realized and unrealized gain (loss) on investments and foreign currency		$1,996,474
Change in net assets from operations		$2,412,074

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$415,600	$355,112
Net realized gain (loss) on investments and foreign currency	(1,901,967)	(1,363,961)
Net unrealized gain (loss) on investments and foreign currency translation	3,898,441	(6,612,400)
Change in net assets from operations	$2,412,074	$(7,621,249)
Distributions declared to shareholders
From net investment income	$—	$(465,694)
Change in net assets from fund share transactions	$(4,830,078)	$(5,741,667)
Total change in net assets	$(2,418,004)	$(13,828,610)
Net assets
At beginning of period	51,342,656	65,171,266
At end of period (including undistributed net investment income of $653,111 and $237,511, respectively)	$48,924,652	$51,342,656

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.59		$13.46	$14.51	$15.56	$13.84	$17.88
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.10	$0.13	$0.12	$0.18	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		(1.84)	(1.08)	(0.93)	2.35	(3.46)
Total from investment operations	$0.60		$(1.74)	$(0.95)	$(0.81)	$2.53	$(3.25)
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.10)	$(0.24)	$(0.17)	$(0.09)
From net realized gain on investments	—		—	—	—	(0.64)	(0.70)
Total distributions declared to shareholders	$—		$(0.13)	$(0.10)	$(0.24)	$(0.81)	$(0.79)
Net asset value, end of period (x)	$12.19		$11.59	$13.46	$14.51	$15.56	$13.84
Total return (%) (k)(r)(s)(x)	5.18	(n)	(12.89)	(6.66)	(5.09)	18.76	(18.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.65	1.48	1.46	1.35	1.36
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	1.35	1.36
Net investment income	1.83	(a)(l)	0.74	0.89	0.78	1.23	1.28
Portfolio turnover	21	(n)	51	49	36	33	34
Net assets at end of period (000 omitted)	$23,244		$25,665	$33,752	$45,293	$48,803	$88,928

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.42		$13.24	$14.29	$15.32	$13.64	$17.64
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.06	$0.10	$0.08	$0.13	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.48		(1.80)	(1.09)	(0.90)	2.32	(3.40)
Total from investment operations	$0.57		$(1.74)	$(0.99)	$(0.82)	$2.45	$(3.24)
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.06)	$(0.21)	$(0.13)	$(0.06)
From net realized gain on investments	—		—	—	—	(0.64)	(0.70)
Total distributions declared to shareholders	$—		$(0.08)	$(0.06)	$(0.21)	$(0.77)	$(0.76)
Net asset value, end of period (x)	$11.99		$11.42	$13.24	$14.29	$15.32	$13.64
Total return (%) (k)(r)(s)(x)	4.99	(n)	(13.08)	(6.99)	(5.28)	18.45	(18.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.90	1.73	1.71	1.60	1.61
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	1.65	1.60	1.61
Net investment income	1.60	(a)(l)	0.46	0.70	0.56	0.90	1.02
Portfolio turnover	21	(n)	51	49	36	33	34
Net assets at end of period (000 omitted)	$25,680		$25,678	$31,419	$39,617	$40,863	$36,618

See Notes to Financial Statements

11

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,712,526	$6,731,005	$—	$9,443,531
Taiwan	—	5,625,732	—	5,625,732
India	806,314	4,308,247	—	5,114,561
South Korea	1,591,891	3,334,606	—	4,926,497
Hong Kong	517,279	4,173,245	—	4,690,524
Brazil	3,122,375	—	—	3,122,375
South Africa	1,119,096	1,853,009	—	2,972,105
Mexico	2,188,465	—	—	2,188,465
Russia	1,129,335	956,264	—	2,085,599
Other Countries	6,830,167	2,796,844	—	9,627,011
Mutual Funds	1,250,167	—	—	1,250,167
Total Investments	$21,267,615	$29,778,952	$—	$51,046,567

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $508,354 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,637,293 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $287,957. The fair value of the fund’s investment securities on loan and a related liability of $293,892 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$465,694

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$48,286,194
Gross appreciation	7,379,998
Gross depreciation	(4,619,625)
Net unrealized appreciation (depreciation)	$2,760,373

As of 12/31/15
Undistributed ordinary income	238,015
Capital loss carryforwards	(2,129,403)
Other temporary differences	(659)
Net unrealized appreciation (depreciation)	(1,158,051)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,614,401)
Long-Term	(515,002)
Total	$(2,129,403)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$289,454
Service Class	—	176,240
Total	$—	$465,694

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $1,736, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 1.04% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, this reduction amounted to $73,495 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

16

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $4,024, which equated to 0.0166% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $651.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0359% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $52 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $39,934 and $245,092, respectively. The sales transactions resulted in net realized gains (losses) of $(115,419).

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $10,542,518 and $13,640,165, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	41,962	$481,907	164,288	$2,083,565
Service Class	88,490	1,004,551	655,975	8,294,328
	130,452	$1,486,458	820,263	$10,377,893
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	26,195	$289,454
Service Class	—	—	16,169	176,240
	—	$—	42,364	$465,694

17

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(349,196)	$(4,138,865)	(483,394)	$(6,199,576)
Service Class	(195,885)	(2,177,671)	(795,776)	(10,385,678)
	(545,081)	$(6,316,536)	(1,279,170)	$(16,585,254)
Net change
Initial Class	(307,234)	$(3,656,958)	(292,911)	$(3,826,557)
Service Class	(107,395)	(1,173,120)	(123,632)	(1,915,110)
	(414,629)	$(4,830,078)	(416,543)	$(5,741,667)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 9% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $130 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	614,094	6,719,103	(6,376,922)	956,275

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$944	$956,275

18

MFS Emerging Markets Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

SEMIANNUAL REPORT

June 30, 2016

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	54.3%
U.S. Treasury Securities	35.7%
U.S. Government Agencies	0.6%
Mortgage-Backed Securities	0.4%
Investment Grade Corporates	0.2%
Commercial Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	10.4%
AA	15.2%
A	16.6%
BBB	10.2%
BB	2.1%
CCC (o)	0.0%
C (o)	0.0%
U.S. Government	35.7%
Federal Agencies	1.0%
Cash & Cash Equivalents	8.6%
Other	0.2%

Portfolio facts (i)
Average Duration (d)	8.3
Average Effective Maturity (m)	11.1 yrs.

Issuer country weightings (i)(x)
United States	45.5%
Japan	15.8%
Italy	7.8%
United Kingdom	6.4%
France	3.8%
Australia	3.2%
New Zealand	2.5%
Belgium	2.5%
Spain	2.4%
Other Countries	10.1%

Currency exposure weightings (i)(y)
United States Dollar	42.0%
Euro	26.1%
Japanese Yen	23.8%
British Pound Sterling	6.6%
Canadian Dollar	1.2%
Australian Dollar	0.9%
Danish Krone	0.5%
New Zealand Dollar	(0.5)%
Chinese Yuan Offshore (HK)	(1.0)%
Other Currencies	0.4%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as the percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

2

MFS Global Governments Portfolio

Portfolio Composition – continued

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

3

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.84%	$1,000.00	$1,097.56	$4.38
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
Service Class	Actual	1.09%	$1,000.00	$1,095.98	$5.68
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 90.5%
Foreign Bonds – 54.1%
Australia – 3.2%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	4,800,000	$4,263,299
Commonwealth of Australia, 5.75%, 7/15/2022	AUD	1,670,000	1,529,679

			$5,792,978

Belgium – 2.4%
Kingdom of Belgium, 4.25%, 9/28/2021	EUR	800,000	$1,106,460
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	835,000	1,321,594
Kingdom of Belgium, 4%, 3/28/2032	EUR	468,000	792,681
Kingdom of Belgium, 1.9%, 6/22/2038	EUR	200,000	270,760
Kingdom of Belgium, 4.25%, 3/28/2041	EUR	305,000	598,861
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	250,000	318,125

			$4,408,481

Canada – 1.4%
Government of Canada, 2.5%, 6/01/2024	CAD	200,000	$174,306
Government of Canada, 1.5%, 6/01/2026	CAD	2,250,000	1,812,783
Government of Canada, 5.75%, 6/01/2033	CAD	267,000	333,536
Government of Canada, 4%, 6/01/2041	CAD	107,000	120,601
Government of Canada, 2.75%, 12/01/2048	CAD	50,000	48,549

			$2,489,775

Denmark – 0.8%
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	6,000,000	$1,034,065
Kingdom of Denmark, 4.5%, 11/15/2039	DKK	1,500,000	423,906

			$1,457,971

France – 3.7%
Republic of France, 2.5%, 10/25/2020	EUR	535,000	$668,935
Republic of France, 6%, 10/25/2025	EUR	2,050,000	3,528,005
Republic of France, 4.75%, 4/25/2035	EUR	456,000	876,494
Republic of France, 4.5%, 4/25/2041	EUR	399,000	809,350
Republic of France, 4%, 4/25/2055	EUR	330,000	700,688
Republic of France, 1.75%, 5/25/2066	EUR	150,000	194,595

			$6,778,067

Germany – 1.4%
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	550,000	$647,651
Federal Republic of Germany, 4%, 1/04/2037	EUR	630,000	1,232,791

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Germany – continued
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	250,000	$437,103
Federal Republic of Germany, 2.5%, 8/15/2046	EUR	135,000	240,804

			$2,558,349

Ireland – 0.8%
Government of Ireland, 3.4%, 3/18/2024	EUR	1,000,000	$1,369,276

Italy – 7.7%
Republic of Italy, 3.75%, 3/01/2021	EUR	2,569,000	$3,306,529
Republic of Italy, 5.5%, 9/01/2022	EUR	2,995,000	4,305,921
Republic of Italy, 4.75%, 9/01/2028	EUR	3,000,000	4,501,318
Republic of Italy, 1.65%, 3/01/2032	EUR	550,000	604,930
Republic of Italy, 5%, 9/01/2040	EUR	650,000	1,093,833

			$13,812,531

Japan – 15.8%
Government of Japan, 0.4%, 9/20/2025	JPY	485,000,000	$4,990,571
Government of Japan, 2.2%, 9/20/2027	JPY	633,900,000	7,811,337
Government of Japan, 1.7%, 9/20/2032	JPY	30,000,000	373,425
Government of Japan, 1.5%, 3/20/2034	JPY	646,000,000	7,921,468
Government of Japan, 2.4%, 3/20/2037	JPY	200,600,000	2,862,928
Government of Japan, 1.8%, 3/20/2043	JPY	233,000,000	3,239,707
Government of Japan, 2%, 3/20/2052	JPY	78,900,000	1,249,419

			$28,448,855

Netherlands – 0.5%
Kingdom of the Netherlands, 3.5%, 7/15/2020	EUR	361,000	$466,993
Kingdom of the Netherlands, 3.75%, 1/15/2042	EUR	129,000	260,101
Kingdom of the Netherlands, 2.75%, 1/15/2047	EUR	100,000	181,533

			$908,627

New Zealand – 2.5%
Government of New Zealand, 5.5%, 4/15/2023	NZD	3,331,000	$2,890,235
Government of New Zealand, 4.5%, 4/15/2027	NZD	1,800,000	1,544,262

			$4,434,497

Norway – 2.1%
Government of Norway, 3.75%, 5/25/2021	NOK	26,100,000	$3,588,397

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Norway – continued
Government of Norway, 3%, 3/14/2024	NOK	1,251,000	$173,354

			$3,761,751

Portugal – 2.1%
Republic of Portugal, 4.8%, 6/15/2020	EUR	1,500,000	$1,866,161
Republic of Portugal, 4.95%, 10/25/2023	EUR	1,500,000	1,916,990

			$3,783,151

Spain – 2.4%
Kingdom of Spain, 5.4%, 1/31/2023	EUR	2,192,000	$3,192,799
Kingdom of Spain, 5.15%, 10/31/2028	EUR	400,000	626,188
Kingdom of Spain, 4.7%, 7/30/2041	EUR	275,000	454,147

			$4,273,134

Sweden – 0.9%
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	9,000,000	$1,304,233
Kingdom of Sweden, 1%, 11/12/2026	SEK	3,000,000	380,369

			$1,684,602

United Kingdom – 6.4%
HSBC Bank PLC, FRN, 1.266%, 5/15/2018 (n)		$403,000	$401,289
United Kingdom Treasury, 4.75%, 3/07/2020	GBP	1,379,000	2,139,672
United Kingdom Treasury, 1.75%, 9/07/2022	GBP	850,000	1,214,415
United Kingdom Treasury, 2.25%, 9/07/2023	GBP	1,250,000	1,844,955
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	624,000	1,113,952
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	570,000	1,061,343
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	142,000	273,759
United Kingdom Treasury, 4.25%, 12/07/2040	GBP	227,000	456,642
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	636,000	1,129,490
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	451,000	956,817
United Kingdom Treasury, 4%, 1/22/2060	GBP	235,000	563,560
United Kingdom Treasury, 3.5%, 7/22/2068	GBP	150,000	342,722

			$11,498,616

Total Foreign Bonds			$97,460,661

U.S. Bonds – 36.4%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.644%, 1/17/2032 (i)(z)		$821,077	$1,498

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Asset-Backed & Securitized – continued
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/2043 (i)(q)(z)	$99,674	$351

		$1,849

Mortgage-Backed – 0.4%
Fannie Mae, 5.05%, 1/01/2017	$48,821	$48,946
Fannie Mae, 5.189%, 1/01/2018	17,278	17,716
Fannie Mae, 5.1%, 3/01/2019	58,466	63,885
Fannie Mae, 5.18%, 3/01/2019	58,560	62,853
Freddie Mac, 1.426%, 8/25/2017	432,219	433,581
Freddie Mac, 3.882%, 11/25/2017	89,000	91,718
Freddie Mac, 5.085%, 3/25/2019	43,000	46,938
Freddie Mac, 3.32%, 2/25/2023	5,000	5,483

		$771,120

U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 4.57%, 6/01/2025	$8,651	$9,277
Small Business Administration, 5.09%, 10/01/2025	9,016	9,860
Small Business Administration, 5.21%, 1/01/2026	135,931	149,053
Small Business Administration, 2.22%, 3/01/2033	810,498	826,382

		$994,572

U.S. Treasury Obligations – 35.4%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$783,000	$1,107,149
U.S. Treasury Bonds, 4.5%, 2/15/2036	250,000	360,098
U.S. Treasury Bonds, 4.5%, 8/15/2039	3,665,400	5,298,794
U.S. Treasury Bonds, 3.625%, 2/15/2044	6,239,000	8,044,411
U.S. Treasury Notes, 4.75%, 8/15/2017	13,315,000	13,936,544
U.S. Treasury Notes, 1.125%, 6/15/2018	3,000,000	3,030,117
U.S. Treasury Notes, 3.5%, 5/15/2020	17,232,000	18,940,398
U.S. Treasury Notes, 1.75%, 5/15/2022	8,567,000	8,852,452
U.S. Treasury Notes, 2.25%, 11/15/2025	4,045,000	4,315,509

		$63,885,472

Total U.S. Bonds		$65,653,013

Total Bonds (Identified Cost, $153,726,958)		$163,113,674

MONEY MARKET FUNDS – 9.1%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	16,464,051	$16,464,051

Total Investments (Identified Cost, $170,191,009)		$179,577,725

OTHER ASSETS, LESS LIABILITIES – 0.4%		756,166

NET ASSETS – 100.0%		$180,333,891

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $401,289, representing 0.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.644%, 1/17/2032	8/25/03-12/02/11	$2,328	$1,498
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/2043	12/11/03-11/30/11	434	351
Total Restricted Securities			$1,849
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CNH	Chinese Yuan Renminbi (Offshore)

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

Derivative Contracts at 6/30/16

Forward Foreign Currency Exchange Contracts at 6/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Deutsche Bank AG	1,233,000	7/15/16	$917,246	$919,225	$1,979
BUY	AUD	Goldman Sachs International	124,000	7/15/16	89,543	92,444	2,901
SELL	AUD	BNP Paribas S.A.	3,003,550	7/15/16	2,296,815	2,239,203	57,612
SELL	AUD	Goldman Sachs International	6,335,543	7/15/16	4,763,765	4,723,266	40,499
SELL	AUD	JPMorgan Chase Bank N.A.	72,000	7/15/16	53,929	53,677	252
BUY	CAD	Goldman Sachs International	1,314,000	7/15/16	1,001,909	1,017,111	15,202
SELL	CAD	Goldman Sachs International	2,230,178	7/15/16	1,755,208	1,726,284	28,924
SELL	CAD	Morgan Stanley Capital Services, Inc.	770,252	7/15/16	600,031	596,219	3,812
SELL	CNH	JPMorgan Chase Bank N.A.	12,159,000	5/23/17	1,806,364	1,793,855	12,509
SELL	DKK	Goldman Sachs International	2,681,688	7/15/16	402,677	400,277	2,400
SELL	DKK	JPMorgan Chase Bank N.A.	6,941,228	7/15/16	1,053,687	1,036,069	17,618
SELL	EUR	Deutsche Bank AG	3,315,811	7/15/16-9/15/16	3,738,883	3,682,679	56,204
SELL	EUR	Goldman Sachs International	2,784,878	7/15/16	3,184,601	3,091,590	93,011

7

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/16 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	EUR	JPMorgan Chase Bank N.A.	1,100,964	7/15/16	$1,238,705	$1,222,218	$16,487
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,536,482	7/15/16	1,744,152	1,705,702	38,450
SELL	EUR	Royal Bank of Scotland Group PLC	1,593,000	7/15/16	1,800,504	1,768,445	32,059
SELL	GBP	Goldman Sachs International	167,000	7/15/16	238,724	222,332	16,392
SELL	GBP	Morgan Stanley Capital Services, Inc.	310,748	7/15/16	454,250	413,707	40,543
BUY	JPY	Brown Brothers Harriman	47,599,200	7/15/16	444,836	461,079	16,243
BUY	JPY	Deutsche Bank AG	1,808,484,007	7/15/16	16,699,453	17,518,217	818,764
BUY	JPY	Goldman Sachs International	376,667,161	7/15/16	3,594,932	3,648,657	53,725
SELL	JPY	Goldman Sachs International	95,615,000	7/15/16	933,908	926,192	7,716
SELL	NOK	Goldman Sachs International	45,245,934	7/15/16	5,494,689	5,406,482	88,207
SELL	NOK	JPMorgan Chase Bank N.A.	449,000	7/15/16	54,076	53,651	425
BUY	NZD	Brown Brothers Harriman	1,306,000	7/15/16	915,088	932,012	16,924
BUY	NZD	Goldman Sachs International	1,312,000	7/15/16	913,213	936,294	23,081
SELL	SEK	Brown Brothers Harriman	23,238,000	7/15/16	2,796,585	2,747,705	48,880
SELL	SEK	Deutsche Bank AG	17,619,910	7/15/16	2,131,582	2,083,411	48,171
SELL	SEK	Goldman Sachs International	3,174,577	7/15/16	382,611	375,368	7,243

							$1,606,233

Liability Derivatives
BUY	AUD	Deutsche Bank AG	1,221,000	7/15/16	$911,050	$910,278	$(772)
BUY	AUD	Westpac Banking Corp.	1,086,173	7/15/16	823,145	809,762	(13,383)
BUY	CAD	Goldman Sachs International	1,947,796	7/15/16	1,518,780	1,507,704	(11,076)
BUY	CAD	JPMorgan Chase Bank N.A.	2,435,653	7/15/16	1,908,995	1,885,333	(23,662)
BUY	CAD	Morgan Stanley Capital Services, Inc.	1,163,000	7/15/16	917,013	900,228	(16,785)
SELL	CAD	Brown Brothers Harriman	1,170,000	7/15/16	905,138	905,646	(508)
SELL	CAD	Merrill Lynch International	2,988,165	7/15/16	2,310,584	2,313,009	(2,425)
BUY	DKK	Goldman Sachs International	5,784,434	7/15/16	888,437	863,403	(25,034)
BUY	EUR	BNP Paribas S.A.	277,946	7/15/16	316,801	308,558	(8,243)
BUY	EUR	Deutsche Bank AG	9,573,870	7/15/16	10,923,833	10,628,285	(295,548)
BUY	EUR	Goldman Sachs International	8,210,507	7/15/16	9,295,664	9,114,769	(180,895)
BUY	GBP	BNP Paribas S.A.	21,186	7/15/16	30,136	28,206	(1,930)
BUY	GBP	Goldman Sachs International	784,456	7/15/16	1,099,479	1,044,369	(55,110)
BUY	GBP	Morgan Stanley Capital Services, Inc.	198,000	7/15/16	285,496	263,603	(21,893)
SELL	JPY	Citibank N.A.	19,597,000	7/15/16	178,598	189,830	(11,232)
SELL	JPY	Goldman Sachs International	122,486,000	7/15/16	1,122,533	1,186,483	(63,950)
SELL	JPY	JPMorgan Chase Bank N.A.	71,908,000	7/15/16	687,565	696,550	(8,985)
SELL	JPY	Morgan Stanley Capital Services, Inc.	440,645,691	7/15/16	4,066,871	4,268,396	(201,525)
BUY	NOK	Deutsche Bank AG	15,238,000	7/15/16	1,835,104	1,820,804	(14,300)
BUY	NOK	Goldman Sachs International	13,967,022	7/15/16	1,684,737	1,668,933	(15,804)
SELL	NOK	Morgan Stanley Capital Services, Inc.	14,696,000	7/15/16	1,742,859	1,756,040	(13,181)
SELL	NZD	Brown Brothers Harriman	2,651,000	7/15/16	1,786,371	1,891,856	(105,485)
SELL	NZD	Goldman Sachs International	106,000	7/15/16	71,575	75,646	(4,071)
SELL	NZD	JPMorgan Chase Bank N.A.	1,297,000	7/15/16	914,564	925,589	(11,025)
SELL	NZD	Westpac Banking Corp.	6,052,675	7/15/16	4,159,356	4,319,424	(160,068)
BUY	PLN	Goldman Sachs International	24,636	7/15/16	6,532	6,243	(289)
BUY	SEK	Goldman Sachs International	35,071,149	7/15/16	4,344,767	4,146,877	(197,890)

8

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/16 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	SEK	JPMorgan Chase Bank N.A.	448,000	7/15/16	$54,163	$52,971	$(1,192)

							$(1,466,261)

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $153,726,958)	$163,113,674
Underlying affiliated funds, at cost and value	16,464,051
Total investments, at value (identified cost, $170,191,009)	$179,577,725
Receivables for
Forward foreign currency exchange contracts	1,606,233
Interest	1,372,326
Other assets	936
Total assets		$182,557,220
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,466,261
Fund shares reacquired	671,027
Payable to affiliates
Investment adviser	7,551
Shareholder servicing costs	17
Distribution and/or service fees	22
Accrued expenses and other liabilities	78,451
Total liabilities		$2,223,329
Net assets		$180,333,891
Net assets consist of
Paid-in capital	$178,758,507
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	9,520,111
Accumulated net realized gain (loss) on investments and foreign currency	(8,002,220)
Undistributed net investment income	57,493
Net assets		$180,333,891
Shares of beneficial interest outstanding		16,698,855

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$178,700,472	16,545,039	$10.80
Service Class	1,633,419	153,816	10.62

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Interest	$1,378,960
Dividends from underlying affiliated funds	26,973
Total investment income		$1,405,933
Expenses
Management fee	$679,809
Distribution and/or service fees	2,011
Shareholder servicing costs	1,799
Administrative services fee	19,208
Independent Trustees’ compensation	2,090
Custodian fee	20,128
Shareholder communications	3,864
Audit and tax fees	34,254
Legal fees	811
Miscellaneous	8,932
Total expenses		$772,906
Reduction of expenses by investment adviser	(6,495)
Net expenses		$766,411
Net investment income		$639,522
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(2,297,714)
Foreign currency	1,688,749
Net realized gain (loss) on investments and foreign currency		$(608,965)
Change in unrealized appreciation (depreciation)
Investments	$17,212,706
Translation of assets and liabilities in foreign currencies	(193,188)
Net unrealized gain (loss) on investments and foreign currency translation		$17,019,518
Net realized and unrealized gain (loss) on investments and foreign currency		$16,410,553
Change in net assets from operations		$17,050,075

See Notes to Financial Statements

11

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$639,522	$1,838,653
Net realized gain (loss) on investments and foreign currency	(608,965)	(9,326,387)
Net unrealized gain (loss) on investments and foreign currency translation	17,019,518	(116,864)
Change in net assets from operations	$17,050,075	$(7,604,598)
Distributions declared to shareholders
From net investment income	$—	$(4,962,664)
Change in net assets from fund share transactions	$(21,280,035)	$(14,622,786)
Total change in net assets	$(4,229,960)	$(27,190,048)
Net assets
At beginning of period	184,563,851	211,753,899
At end of period (including undistributed net investment income of $57,493 and accumulated distributions in excess of net investment income of $582,029, respectively)	$180,333,891	$184,563,851

See Notes to Financial Statements

12

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012		2011
	(unaudited)
Net asset value, beginning of period	$9.84		$10.47	$10.45	$11.03	$11.29		$11.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09	$0.11	$0.10	$0.11		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.92		(0.47)	(0.03)	(0.68)	(0.04)		0.49
Total from investment operations	$0.96		$(0.38)	$0.08	$(0.58)	$0.07		$0.67
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.06)	$—	$(0.33)		$(0.26)
From net realized gain on investments	—		—	—	—	—		(0.12)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.06)	$—	$(0.33)		$(0.38)
Net asset value, end of period (x)	$10.80		$9.84	$10.47	$10.45	$11.03		$11.29
Total return (%) (k)(r)(s)(x)	9.76(	n)	(3.66)	0.73	(5.26)	0.64		6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.85	0.84	0.84	0.98		1.14
Expenses after expense reductions (f)	0.84	(a)	0.84	0.83	0.84	0.98		1.00
Net investment income	0.71	(a)	0.92	1.07	0.94	0.96		1.59
Portfolio turnover	42	(n)	94	31	56	15		70
Net assets at end of period (000 omitted)	$178,700		$182,978	$209,945	$228,029	$226,668		$34,252

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012		2011
	(unaudited)
Net asset value, beginning of period	$9.69		$10.31	$10.28	$10.87	$11.13		$10.85
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.07	$0.09	$0.07	$0.08		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.91		(0.46)	(0.04)	(0.66)	(0.04)		0.48
Total from investment operations	$0.93		$(0.39)	$0.05	$(0.59)	$0.04		$0.63
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.02)	$—	$(0.30)		$(0.23)
From net realized gain on investments	—		—	—	—	—		(0.12)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.23)	$(0.02)	$—	$(0.30)		$(0.35)
Net asset value, end of period (x)	$10.62		$9.69	$10.31	$10.28	$10.87		$11.13
Total return (%) (k)(r)(s)(x)	9.60	(n)	(3.86)	0.49	(5.43)	0.33		5.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.10	1.09	1.09	1.25		1.39
Expenses after expense reductions (f)	1.09	(a)	1.09	1.08	1.09	1.25		1.25
Net investment income	0.46	(a)	0.67	0.81	0.69	0.71		1.34
Portfolio turnover	42	(n)	94	31	56	15		70
Net assets at end of period (000 omitted)	$1,633		$1,586	$1,809	$2,553	$2,268		$2,617

See Notes to Financial Statements

13

MFS Global Governments Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for a periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$64,880,044	$—	$64,880,044
Non-U.S. Sovereign Debt	—	97,059,372	—	97,059,372
Residential Mortgage-Backed Securities	—	771,120	—	771,120
Commercial Mortgage-Backed Securities	—	1,849	—	1,849
Foreign Bonds	—	401,289	—	401,289
Mutual Funds	16,464,051	—	—	16,464,051
Total Investments	$16,464,051	$163,113,674	$—	$179,577,725

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$139,972	$—	$139,972

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,606,233	$(1,466,261)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$1,735,734

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(208,882)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30, 2016:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Forward Foreign Currency Exchange Contracts	$1,606,233	$(1,466,261)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$1,606,233	$(1,466,261)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	89,671	(10,173)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$1,516,562	$(1,456,088)
The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Brown Brothers Harriman	$82,047	$(82,047)	$—	$—	$—
Deutsche Bank AG	925,118	(310,620)	—	(500,000)	114,498
Goldman Sachs International	379,301	(379,301)	—	—	—
JPMorgan Chase Bank N.A.	47,291	(44,864)	—	—	2,427
Morgan Stanley Capital Services, Inc.	82,805	(82,805)	—	—	—
Total	$1,516,562	$(899,637)	$—	$(500,000)	$116,925

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Brown Brothers Harriman	$(105,993)	$82,047	$—	$—	$(23,946)
Citibank N.A.	(11,232)	—	—	—	(11,232)
Deutsche Bank AG	(310,620)	310,620	—	—	—
Goldman Sachs International	(554,119)	379,301	—	—	(174,818)
JPMorgan Chase Bank N.A.	(44,864)	44,864	—	—	—
Merrill Lynch International	(2,425)	—	—	—	(2,425)
Morgan Stanley Capital Services, Inc.	(253,384)	82,805	—	—	(170,579)
Westpac Banking Corp.	(173,451)	—	—	—	(173,451)
Total	$(1,456,088)	$899,637	$—	$—	$(556,451)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$4,962,664

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$172,961,346
Gross appreciation	9,458,607
Gross depreciation	(2,842,228)
Net unrealized appreciation (depreciation)	$6,616,379

As of 12/31/15
Capital loss carryforwards	(4,011,980)
Other temporary differences	(511,497)
Net unrealized appreciation (depreciation)	(10,951,214)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of June 30, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,003,773)
Long-Term	(1,008,207)
Total	$(4,011,980)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$4,916,207
Service Class	—	46,457
Total	$—	$4,962,664

19

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

The investment adviser has agreed in writing to reduce its management fee to 0.625% of average daily net assets in excess of $1 billion. This written agreement will terminate on April 27, 2017. For the six months ended June 30, 2016, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $6,495, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Effective April 28, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Next $700 million of average daily net assets	0.675%
Average daily net assets in excess of $1 billion	0.625%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $1,404, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $395.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0212% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $184 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

20

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$20,739,767	$19,785,474
Investments (non-U.S. Government securities)	$48,222,226	$73,356,909

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	83,962	$872,269	270,940	$2,743,138
Service Class	291	3,049	43,244	438,974
	84,253	$875,318	314,184	$3,182,112
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	489,662	$4,916,207
Service Class	—	—	4,697	46,457
	—	$—	494,359	$4,962,664
Shares reacquired
Initial Class	(2,132,496)	$(22,051,777)	(2,211,575)	$(22,187,190)
Service Class	(10,174)	(103,576)	(59,631)	(580,372)
	(2,142,670)	$(22,155,353)	(2,271,206)	$(22,767,562)
Net change
Initial Class	(2,048,534)	$(21,179,508)	(1,450,973)	$(14,527,845)
Service Class	(9,883)	(100,527)	(11,690)	(94,941)
	(2,058,417)	$(21,280,035)	(1,462,663)	$(14,622,786)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 50%, 30%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $483 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,951,062	63,458,068	(55,945,079)	16,464,051

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,973	$16,464,051

21

MFS Global Governments Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

22

SEMIANNUAL REPORT

June 30, 2016

MFS® GLOBAL

GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Accenture PLC, “A”	3.3%
Alphabet, Inc., “A”	3.1%
Thermo Fisher Scientific, Inc.	2.3%
NIKE, Inc., “B”	2.1%
Nestle S.A.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
Roche Holding AG	2.0%
Abbott Laboratories	1.9%
LVMH Moet Hennessy Louis Vuitton S.A.	1.9%
Visa, Inc., “A”	1.8%

Equity sectors
Consumer Staples	16.3%
Health Care	13.5%
Retailing	13.2%
Special Products & Services	12.6%
Technology	11.7%
Industrial Goods & Services	8.9%
Basic Materials	7.1%
Financial Services	7.1%
Leisure	4.8%
Autos & Housing	1.5%
Transportation	1.3%
Energy	0.8%

Issuer country weightings (x)
United States	59.8%
United Kingdom	10.1%
France	7.2%
Switzerland	6.6%
China	2.6%
Brazil	2.2%
Taiwan	2.0%
Japan	1.8%
Germany	1.5%
Other Countries	6.2%

Currency exposure weightings (y)
United States Dollar	60.6%
British Pound Sterling	10.1%
Euro	8.8%
Swiss Franc	6.6%
Brazilian Real	2.2%
Taiwan Dollar	2.0%
Hong Kong Dollar	1.9%
Japanese Yen	1.8%
South Korean Won	1.5%
Other Currencies	4.5%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	1.01%	$1,000.00	$1,050.29	$5.15
	Hypothetical (h)	1.01%	$1,000.00	$1,019.84	$5.07
Service Class	Actual	1.26%	$1,000.00	$1,048.99	$6.42
	Hypothetical (h)	1.26%	$1,000.00	$1,018.60	$6.32

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.00%, $5.10 and $5.02 for Initial Class and 1.25%, $6.37 and $6.27 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.8%
Aerospace – 2.4%
Rolls-Royce Holdings PLC	68,962	$654,847
United Technologies Corp.	5,803	595,098

		$1,249,945

Alcoholic Beverages – 4.7%
AmBev S.A., ADR	103,210	$609,971
Carlsberg A.S., “B”	5,145	488,263
Diageo PLC	18,571	519,639
Pernod Ricard S.A.	7,001	779,822

		$2,397,695

Apparel Manufacturers – 6.9%
Burberry Group PLC	31,469	$491,919
Compagnie Financiere Richemont S.A.	3,078	180,571
LVMH Moet Hennessy Louis Vuitton S.A.	6,302	954,230
NIKE, Inc., “B”	19,693	1,087,054
Samsonite International S.A.	133,800	370,858
VF Corp.	6,848	421,084

		$3,505,716

Broadcasting – 2.3%
Time Warner, Inc.	3,230	$237,534
Twenty-First Century Fox, Inc.	26,964	729,376
Walt Disney Co.	2,276	222,638

		$1,189,548

Brokerage & Asset Managers – 1.1%
Blackstone Group LP	13,240	$324,910
Charles Schwab Corp.	9,223	233,434

		$558,344

Business Services – 12.6%
Accenture PLC, “A”	14,719	$1,667,516
Brenntag AG	5,462	263,949
Cognizant Technology Solutions Corp., “A” (a)	15,579	891,742
Compass Group PLC	36,222	690,449
Equifax, Inc.	4,474	574,462
Experian Group Ltd.	25,516	484,665
Fidelity National Information Services, Inc.	9,570	705,118
Fiserv, Inc. (a)	4,458	484,718
Intertek Group PLC	15,125	706,291

		$6,468,910

Chemicals – 2.8%
LyondellBasell Industries N.V., “A”	2,202	$163,873
Monsanto Co.	8,049	832,347
PPG Industries, Inc.	4,241	441,700

		$1,437,920

Computer Software – 0.8%
Dassault Systems S.A.	3,016	$230,301
Oracle Corp.	4,819	197,242

		$427,543

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 1.3%
Apple, Inc.	4,895	$467,962
EMC Corp.	7,445	202,281

		$670,243

Construction – 1.5%
Sherwin-Williams Co.	2,603	$764,423

Consumer Products – 4.8%
Colgate-Palmolive Co.	8,660	$633,912
Hengan International Group Co. Ltd.	42,000	353,369
KOSE Corp.	4,800	402,813
L’Oréal	3,515	672,370
Reckitt Benckiser Group PLC	3,710	373,247

		$2,435,711

Electrical Equipment – 4.6%
Amphenol Corp., “A”	8,125	$465,806
Danaher Corp.	6,519	658,419
Mettler-Toledo International, Inc. (a)	1,748	637,880
Schneider Electric S.A.	2,823	167,068
W.W. Grainger, Inc.	1,962	445,865

		$2,375,038

Electronics – 4.1%
Samsung Electronics Co. Ltd.	234	$291,297
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,837	1,018,695
Texas Instruments, Inc.	12,928	809,939

		$2,119,931

Food & Beverages – 6.9%
Chr. Hansen Holding A.S.	2,624	$172,305
Danone S.A.	12,736	898,049
M. Dias Branco S.A. Industria e Comercio de Alimentos	6,242	205,780
Mead Johnson Nutrition Co., “A”	9,724	882,453
Nestle S.A.	14,082	1,086,225
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	8,400	11,910
Want Want China Holdings Ltd.	345,000	248,357

		$3,505,079

Food & Drug Stores – 2.2%
CVS Health Corp.	6,340	$606,992
Sundrug Co. Ltd.	5,300	492,779

		$1,099,771

General Merchandise – 1.2%
Dollarama, Inc.	3,906	$272,705
Lojas Renner S.A.	44,790	330,316

		$603,021

Insurance – 0.4%
Aon PLC	2,076	$226,761

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 5.4%
Alibaba Group Holding Ltd., ADR (a)	6,265	$498,255
Alphabet, Inc., “A” (a)	2,236	1,573,093
Baidu, Inc., ADR (a)	1,230	203,135
NAVER Corp.	754	468,836

		$2,743,319

Machinery & Tools – 1.8%
Colfax Corp. (a)	12,664	$335,089
Fastenal Co.	6,378	283,119
Schindler Holding AG	1,687	305,697

		$923,905

Medical & Health Technology & Services – 0.8%
Express Scripts Holding Co. (a)	5,208	$394,766

Medical Equipment – 8.6%
Abbott Laboratories	24,858	$977,168
Cooper Cos., Inc.	3,276	562,063
Dentsply Sirona, Inc.	4,771	295,993
Sonova Holding AG	2,811	373,477
Thermo Fisher Scientific, Inc.	8,116	1,199,220
Waters Corp. (a)	3,350	471,178
Zimmer Biomet Holdings, Inc.	4,108	494,521

		$4,373,620

Oil Services – 0.8%
Schlumberger Ltd.	5,413	$428,060

Other Banks & Diversified Financials – 5.6%
Credicorp Ltd.	2,601	$401,412
HDFC Bank Ltd.	39,078	683,298
Julius Baer Group Ltd.	11,354	456,277
MasterCard, Inc., “A”	4,144	364,921
Visa, Inc., “A”	12,593	934,023

		$2,839,931

Pharmaceuticals – 4.1%
Eli Lilly & Co.	8,912	$701,820
Roche Holding AG	3,785	999,356
Zoetis, Inc.	8,623	409,248

		$2,110,424

Printing & Publishing – 1.2%
Moody’s Corp.	6,570	$615,675

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 1.3%
Union Pacific Corp.	7,617	$664,583

Restaurants – 1.3%
Whitbread PLC	13,868	$648,188

Specialty Chemicals – 4.3%
Croda International PLC	13,687	$573,681
Ecolab, Inc.	7,467	885,586
Linde AG	1,364	189,742
Praxair, Inc.	1,832	205,898
Symrise AG	4,894	333,480

		$2,188,387

Specialty Stores – 3.0%
AutoZone, Inc. (a)	1,090	$865,286
TJX Cos., Inc.	8,852	683,640

		$1,548,926

Total Common Stocks (Identified Cost, $40,346,818)		$50,515,383

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	377,798	$377,798

Total Investments (Identified Cost, $40,724,616)		$50,893,181

OTHER ASSETS, LESS LIABILITIES – 0.5%		261,616

NET ASSETS – 100.0%		$51,154,797

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $40,346,818)	$50,515,383
Underlying affiliated funds, at cost and value	377,798
Total investments, at value (identified cost, $40,724,616)	$50,893,181
Receivables for
Investments sold	720,768
Interest and dividends	142,723
Receivable from investment adviser	6,791
Other assets	396
Total assets		$51,763,859
Liabilities
Payables for
Investments purchased	$437,175
Fund shares reacquired	100,999
Payable to affiliates
Shareholder servicing costs	13
Distribution and/or service fees	33
Accrued expenses and other liabilities	70,842
Total liabilities		$609,062
Net assets		$51,154,797
Net assets consist of
Paid-in capital	$37,449,830
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	10,165,349
Accumulated net realized gain (loss) on investments and foreign currency	2,985,912
Undistributed net investment income	553,706
Net assets		$51,154,797
Shares of beneficial interest outstanding		2,333,280

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$48,686,426	2,220,282	$21.93
Service Class	2,468,371	112,998	21.84

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$550,561
Interest	548
Dividends from underlying affiliated funds	759
Foreign taxes withheld	(32,431)
Total investment income		$519,437
Expenses
Management fee	$224,105
Distribution and/or service fees	2,608
Shareholder servicing costs	1,485
Administrative services fee	8,764
Independent Trustees’ compensation	1,212
Custodian fee	15,790
Shareholder communications	4,093
Audit and tax fees	34,786
Legal fees	226
Miscellaneous	5,480
Total expenses		$298,549
Reduction of expenses by investment adviser	(44,325)
Net expenses		$254,224
Net investment income		$265,213
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$600,547
Foreign currency	(1,079)
Net realized gain (loss) on investments and foreign currency		$599,468
Change in unrealized appreciation (depreciation)
Investments	$1,591,880
Translation of assets and liabilities in foreign currencies	286
Net unrealized gain (loss) on investments and foreign currency translation		$1,592,166
Net realized and unrealized gain (loss) on investments and foreign currency		$2,191,634
Change in net assets from operations		$2,456,847

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited	)	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$265,213		$281,070
Net realized gain (loss) on investments and foreign currency	599,468		2,424,870
Net unrealized gain (loss) on investments and foreign currency translation	1,592,166		(3,477,734)
Change in net assets from operations	$2,456,847		$(771,794)
Distributions declared to shareholders
From net investment income	$—		$(520,645)
From net realized gain on investments	—		(2,278,938)
Total distributions declared to shareholders	$—		$(2,799,583)
Change in net assets from fund share transactions	$(2,265,501)		$(2,886,482)
Total change in net assets	$191,346		$(6,457,859)
Net assets
At beginning of period	50,963,451		57,421,310
At end of period (including undistributed net investment income of $553,706 and $288,493, respectively)	$51,154,797		$50,963,451

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$20.88		$22.45	$21.63	$17.96	$15.11	$16.26
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.12	$0.20	$0.10	$0.11	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		(0.53)	0.73	3.70	2.86	(1.15)
Total from investment operations	$1.05		$(0.41)	$0.93	$3.80	$2.97	$(1.04)
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.11)	$(0.13)	$(0.12)	$(0.11)
From net realized gain on investments	—		(0.94)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.16)	$(0.11)	$(0.13)	$(0.12)	$(0.11)
Net asset value, end of period (x)	$21.93		$20.88	$22.45	$21.63	$17.96	$15.11
Total return (%) (k)(r)(s)(x)	5.03	(n)	(1.54)	4.32	21.26	19.72	(6.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.17	1.20	1.17	1.19	1.22
Expenses after expense reductions (f)	1.01	(a)	1.01	1.12	1.17	1.19	N/A
Net investment income	1.08	(a)(l)	0.52	0.91	0.49	0.68	0.72
Portfolio turnover	12	(n)	26	25	33	40	36
Net assets at end of period (000 omitted)	$48,686		$48,932	$55,050	$60,188	$57,300	$56,309

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$20.82		$22.38	$21.55	$17.89	$15.04	$16.18
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.06	$0.14	$0.05	$0.07	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		(0.53)	0.73	3.69	2.86	(1.16)
Total from investment operations	$1.02		$(0.47)	$0.87	$3.74	$2.93	$(1.08)
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.04)	$(0.08)	$(0.08)	$(0.06)
From net realized gain on investments	—		(0.94)	—	—	—	—
Total distributions declared to shareholders	$—		$(1.09)	$(0.04)	$(0.08)	$(0.08)	$(0.06)
Net asset value, end of period (x)	$21.84		$20.82	$22.38	$21.55	$17.89	$15.04
Total return (%) (k)(r)(s)(x)	4.90	(n)	(1.82)	4.05	20.94	19.49	(6.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.42	1.45	1.42	1.44	1.47
Expenses after expense reductions (f)	1.26	(a)	1.26	1.37	1.42	1.44	N/A
Net investment income	0.83	(a)(l)	0.27	0.63	0.23	0.44	0.49
Portfolio turnover	12	(n)	26	25	33	40	36
Net assets at end of period (000 omitted)	$2,468		$2,031	$2,372	$3,614	$3,152	$3,101

See Notes to Financial Statements

9

MFS Global Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

11

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$29,957,487	$—	$—	$29,957,487
United Kingdom	—	5,142,925	—	5,142,925
France	—	3,701,842	—	3,701,842
Switzerland	—	3,401,603	—	3,401,603
China	701,390	613,637	—	1,315,027
Brazil	1,146,068	—	—	1,146,068
Taiwan	1,018,695	—	—	1,018,695
Japan	—	895,592	—	895,592
Germany	189,742	597,429	—	787,171
Other Countries	674,117	2,474,856	—	3,148,973
Mutual Funds	377,798	—	—	377,798
Total Investments	$34,065,297	$16,827,884	$—	$50,893,181

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,581,550 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $520,058 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$520,645
Long-term capital gains	2,278,938
Total distributions	$2,799,583

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$40,818,271
Gross appreciation	11,864,232
Gross depreciation	(1,789,322)
Net unrealized appreciation (depreciation)	$10,074,910

As of 12/31/15
Undistributed ordinary income	289,683
Undistributed long-term capital gain	2,478,916
Other temporary differences	(3,509)
Net unrealized appreciation (depreciation)	8,483,030

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$506,208	$—	$2,188,632
Service Class	—	14,437	—	90,306
Total	$—	$520,645	$—	$2,278,938

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $1,781, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.01% of average daily net assets for the Initial Class shares and 1.26% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2016. For the six months ended June 30, 2016, this reduction amounted to $42,544, which is included in the reduction of total expenses in the Statement of Operations.

Effective August 1, 2016, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $1,111, which equated to 0.0045% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $374.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0352% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $50 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $11,646 and $4,983, respectively. The sales transactions resulted in net realized gains (losses) of $(2,760).

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $6,073,403 and $8,201,923, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	29,709	$623,483	55,545	$1,267,995
Service Class	27,114	591,556	6,065	133,120
	56,823	$1,215,039	61,610	$1,401,115
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	136,103	$2,694,840
Service Class	—	—	5,298	104,743
	—	$—	141,401	$2,799,583

15

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(153,131)	$(3,234,109)	(300,272)	$(6,646,000)
Service Class	(11,645)	(246,431)	(19,817)	(441,180)
	(164,776)	$(3,480,540)	(320,089)	$(7,087,180)
Net change
Initial Class	(123,422)	$(2,610,626)	(108,624)	$(2,683,165)
Service Class	15,469	345,125	(8,454)	(203,317)
	(107,953)	$(2,265,501)	(117,078)	$(2,886,482)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $133 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	326,287	4,098,006	(4,046,495)	377,798

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$759	$377,798

16

MFS Global Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

RES-SEM

MFS® GLOBAL RESEARCH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Danaher Corp.	1.9%
CMS Energy Corp.	1.6%
Alphabet, Inc., “A”	1.5%
Procter & Gamble Co.	1.4%
Charter Communications, Inc., “A”	1.3%
KDDI Corp.	1.3%
Novartis AG	1.3%
BP PLC	1.3%
Roche Holding AG	1.2%
Medtronic PLC	1.2%

Global equity sectors
Financial Services	19.5%
Capital Goods	16.9%
Technology	15.5%
Health Care	11.8%
Consumer Cyclicals	11.0%
Energy	10.9%
Consumer Staples	8.8%
Telecommunications/Cable Television	5.1%

Issuer country weightings (x)
United States	65.3%
Japan	6.1%
Switzerland	5.9%
United Kingdom	4.8%
France	3.8%
Hong Kong	1.8%
Canada	1.7%
Netherlands	1.7%
China	1.5%
Other Countries	7.4%

Currency exposure weightings (y)
United States Dollar	65.9%
Euro	8.4%
Japanese Yen	6.1%
Swiss Franc	5.9%
British Pound Sterling	4.8%
Hong Kong Dollar	2.6%
Canadian Dollar	1.7%
Indian Rupee	0.9%
Taiwan Dollar	0.8%
Other Currencies	2.9%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.91%	$1,000.00	$1,013.40	$4.56
	Hypothetical (h)	0.91%	$1,000.00	$1,020.34	$4.57
Service Class	Actual	1.16%	$1,000.00	$1,012.24	$5.80
	Hypothetical (h)	1.16%	$1,000.00	$1,019.10	$5.82

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 3.0%
Honeywell International, Inc.	9,035	$1,050,951
Northrop Grumman Corp.	4,261	947,135
Rockwell Collins, Inc.	4,358	371,040
United Technologies Corp.	6,533	669,959

		$3,039,085

Alcoholic Beverages – 0.5%
AmBev S.A., ADR	89,406	$528,389

Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton S.A.	2,998	$453,948
NIKE, Inc., “B”	10,581	584,071

		$1,038,019

Automotive – 0.5%
Delphi Automotive PLC	7,497	$469,312

Biotechnology – 1.1%
Alexion Pharmaceuticals, Inc. (a)	5,777	$674,523
Celgene Corp. (a)	3,973	391,857

		$1,066,380

Broadcasting – 1.1%
Twenty-First Century Fox, Inc.	21,508	$581,791
WPP PLC	24,152	501,461

		$1,083,252

Brokerage & Asset Managers – 1.2%
Charles Schwab Corp.	21,613	$547,025
NASDAQ, Inc.	10,596	685,243

		$1,232,268

Business Services – 4.3%
Accenture PLC, “A”	5,794	$656,402
Cognizant Technology Solutions Corp., “A” (a)	13,769	788,138
Equifax, Inc.	3,880	498,192
Fidelity National Information Services, Inc.	11,797	869,203
Fiserv, Inc. (a)	4,685	509,400
Gartner, Inc. (a)	4,431	431,624
Global Payments, Inc.	8,015	572,111

		$4,325,070

Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	5,936	$1,357,207

Chemicals – 2.5%
E.I. du Pont de Nemours & Co.	11,207	$726,214
Monsanto Co.	8,496	878,571
Orica Ltd.	21,789	201,864
PPG Industries, Inc.	6,923	721,030

		$2,527,679

Computer Software – 2.6%
Adobe Systems, Inc. (a)	8,358	$800,613
Akamai Technologies, Inc. (a)	7,774	434,800

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Sabre Corp.	18,613	$498,642
Salesforce.com, Inc. (a)	11,640	924,332

		$2,658,387

Computer Software – Systems – 1.3%
Constellation Software, Inc.	1,091	$422,238
Hewlett Packard Enterprise	46,734	853,830

		$1,276,068

Conglomerates – 0.3%
CK Hutchison Holdings Ltd.	31,464	$346,263

Construction – 0.8%
Sherwin-Williams Co.	2,590	$760,605

Consumer Products – 3.2%
Hengan International Group Co. Ltd.	41,500	$349,162
L’Oréal	3,906	747,163
Newell Brands, Inc.	15,078	732,338
Procter & Gamble Co.	16,296	1,379,782

		$3,208,445

Consumer Services – 0.5%
Priceline Group, Inc. (a)	442	$551,797

Containers – 0.3%
Berry Plastics Group, Inc. (a)	8,572	$333,022

Electrical Equipment – 3.8%
Danaher Corp. (s)	18,795	$1,898,295
Schneider Electric S.A.	13,523	800,307
Tyco International PLC	16,382	697,873
W.W. Grainger, Inc.	2,099	476,998

		$3,873,473

Electronics – 1.7%
Broadcom Corp.	6,136	$953,534
Taiwan Semiconductor Manufacturing Co. Ltd.	93,000	470,261
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,071	290,392

		$1,714,187

Energy – Independent – 2.8%
EOG Resources, Inc.	14,850	$1,238,787
Memorial Resource Development Corp. (a)	26,403	419,280
Oil Search Ltd.	94,647	475,952
Pioneer Natural Resources Co.	4,443	671,826

		$2,805,845

Energy – Integrated – 2.7%
BP PLC	220,274	$1,284,830
Exxon Mobil Corp. (s)	11,502	1,078,197
Suncor Energy, Inc.	12,323	341,852

		$2,704,879

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 4.0%
Danone S.A.	9,593	$676,428
J.M. Smucker Co.	4,828	735,835
Mead Johnson Nutrition Co., “A”	6,486	588,605
Mondelez International, Inc.	16,490	750,460
Nestle S.A.	16,137	1,244,739
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	8,300	11,768

		$4,007,835

Food & Drug Stores – 1.6%
CVS Health Corp.	8,992	$860,894
Sundrug Co. Ltd.	7,800	725,222

		$1,586,116

General Merchandise – 2.4%
Costco Wholesale Corp.	5,023	$788,812
Dollar Tree, Inc. (a)	9,812	924,683
Target Corp.	10,542	736,042

		$2,449,537

Health Maintenance Organizations – 0.9%
UnitedHealth Group, Inc.	6,720	$948,864

Insurance – 3.8%
AIA Group Ltd.	157,400	$948,470
American International Group, Inc.	15,901	841,004
Aon PLC	9,509	1,038,668
Chubb Ltd.	7,485	978,364

		$3,806,506

Internet – 4.5%
Alibaba Group Holding Ltd., ADR (a)	8,120	$645,784
Alphabet, Inc., “A” (a)	2,226	1,566,058
Alphabet, Inc., “C” (a)	741	512,846
Facebook, Inc., “A” (a)	10,870	1,242,224
LinkedIn Corp., “A” (a)	2,987	565,290

		$4,532,202

Machinery & Tools – 1.9%
Kubota Corp.	46,200	$618,774
Roper Technologies, Inc.	4,351	742,107
Schindler Holding AG	3,093	560,475

		$1,921,356

Major Banks – 4.4%
Barclays PLC	243,585	$463,742
BNP Paribas	13,724	617,003
BOC Hong Kong Holdings Ltd.	181,000	545,971
Goldman Sachs Group, Inc.	5,227	776,628
JPMorgan Chase & Co.	20,196	1,254,979
Sumitomo Mitsui Financial Group, Inc.	26,800	768,363

		$4,426,686

Medical & Health Technology & Services – 0.7%
McKesson Corp.	4,054	$756,679

Medical Equipment – 4.1%
Cooper Cos., Inc.	1,489	$255,468
Medtronic PLC	14,523	1,260,161

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Stryker Corp.	8,187	$981,048
Terumo Corp.	8,400	356,171
VWR Corp. (a)	29,081	840,441
Zimmer Biomet Holdings, Inc.	4,188	504,151

		$4,197,440

Metals & Mining – 0.9%
Rio Tinto Ltd.	30,325	$937,350

Natural Gas – Distribution – 1.0%
China Resources Gas Group Ltd.	158,000	$479,958
Engie	33,457	538,740

		$1,018,698

Natural Gas – Pipeline – 1.0%
Enbridge, Inc.	12,301	$521,099
Enterprise Products Partners LP	15,516	453,998

		$975,097

Network & Telecom – 1.1%
Cisco Systems, Inc.	40,228	$1,154,141

Oil Services – 0.7%
Schlumberger Ltd.	8,586	$678,981

Other Banks & Diversified Financials – 8.8%
ABN AMRO Group N.V., GDR	26,732	$443,353
Aeon Credit Service Co. Ltd.	25,200	541,535
Credicorp Ltd.	3,834	591,701
Discover Financial Services	10,177	545,385
Element Financial Corp.	42,522	450,909
HDFC Bank Ltd.	49,712	869,238
Intesa Sanpaolo S.p.A.	258,797	496,406
Julius Baer Group Ltd.	10,844	435,782
Kasikornbank Co. Ltd.	109,200	536,963
KBC Groep N.V. (a)	9,092	445,737
Lloyds TSB Group PLC	737,635	542,405
U.S. Bancorp	21,689	874,717
UBS AG	67,599	874,637
Visa, Inc., “A”	16,825	1,247,910

		$8,896,678

Pharmaceuticals – 4.9%
Allergan PLC (a)(s)	3,159	$730,013
Eli Lilly & Co.	12,589	991,384
Novartis AG	15,652	1,287,593
Roche Holding AG	4,792	1,265,235
Santen Pharmaceutical Co. Ltd.	45,500	709,572

		$4,983,797

Printing & Publishing – 0.7%
RELX N.V.	39,236	$684,726

Railroad & Shipping – 1.0%
Union Pacific Corp.	11,792	$1,028,852

Real Estate – 1.3%
LEG Immobilien AG	7,378	$689,573
Store Capital Corp., REIT	22,985	676,908

		$1,366,481

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 2.0%
Aramark	23,349	$780,324
Whitbread PLC	10,939	511,287
YUM! Brands, Inc.	9,295	770,741

		$2,062,352

Specialty Chemicals – 1.4%
Akzo Nobel N.V.	8,880	$558,668
LG Chem Ltd.	1,321	302,125
Linde AG	3,677	511,497

		$1,372,290

Specialty Stores – 1.7%
Amazon.com, Inc. (a)	1,141	$816,522
Dufry AG (a)	2,519	300,010
Urban Outfitters, Inc. (a)	20,275	557,563

		$1,674,095

Telecommunications – Wireless – 2.8%
KDDI Corp.	44,100	$1,342,465
SBA Communications Corp. (a)	11,111	1,199,321
Vodafone Group PLC	112,222	341,625

		$2,883,411

Telephone Services – 0.9%
BT Group PLC	60,106	$331,896
Hellenic Telecommunications Organization S.A.	34,014	304,619
TDC A.S.	55,586	272,079

		$908,594

Tobacco – 1.2%
Japan Tobacco, Inc.	14,800	$592,897
Reynolds American, Inc.	11,373	613,346

		$1,206,243

Trucking – 0.5%
Yamato Holdings Co. Ltd.	23,400	$535,946

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 2.8%
CMS Energy Corp.	34,392	$1,577,217
Enel S.p.A.	114,760	510,395
NextEra Energy, Inc.	5,512	718,765

		$2,806,377

Total Common Stocks (Identified Cost, $92,295,668)		$100,706,962

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	444,212	$444,212

Total Investments (Identified Cost, $92,739,880)		$101,151,174

OTHER ASSETS, LESS LIABILITIES – 0.1%		112,857

NET ASSETS – 100.0%		$101,264,031

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2016, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2016, the fund had cash collateral of $10,967 and other liquid securities with an aggregate value of $592,406 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities. At June 30, 2016, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $92,295,668)	$100,706,962
Underlying affiliated funds, at cost and value	444,212
Total investments, at value (identified cost, $92,739,880)	$101,151,174
Deposits with brokers	10,967
Foreign currency, at value (identified cost, $17,919)	17,845
Receivables for
Investments sold	295,276
Dividends	276,034
Other assets	655
Total assets		$101,751,951
Liabilities
Payables for
Investments purchased	$313,752
Fund shares reacquired	75,684
Payable to affiliates
Investment adviser	4,169
Shareholder servicing costs	18
Distribution and/or service fees	104
Accrued expenses and other liabilities	94,193
Total liabilities		$487,920
Net assets		$101,264,031
Net assets consist of
Paid-in capital	$96,978,906
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,400,638
Accumulated net realized gain (loss) on investments and foreign currency	(6,046,588)
Undistributed net investment income	1,931,075
Net assets		$101,264,031
Shares of beneficial interest outstanding		4,058,691

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$93,526,728	3,746,986	$24.96
Service Class	7,737,303	311,705	24.82

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$1,344,444
Interest	6,999
Dividends from underlying affiliated funds	1,180
Foreign taxes withheld	(70,367)
Total investment income		$1,282,256
Expenses
Management fee	$375,144
Distribution and/or service fees	9,554
Shareholder servicing costs	1,987
Administrative services fee	12,723
Independent Trustees’ compensation	2,051
Custodian fee	22,740
Shareholder communications	7,003
Audit and tax fees	30,181
Legal fees	468
Miscellaneous	8,420
Total expenses		$470,271
Reduction of expenses by investment adviser	(3,581)
Net expenses		$466,690
Net investment income		$815,566
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(614,130)
Foreign currency	(1,052)
Net realized gain (loss) on investments and foreign currency		$(615,182)
Change in unrealized appreciation (depreciation)
Investments	$978,361
Translation of assets and liabilities in foreign currencies	616
Net unrealized gain (loss) on investments and foreign currency translation		$978,977
Net realized and unrealized gain (loss) on investments and foreign currency		$363,795
Change in net assets from operations		$1,179,361

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$815,566	$1,130,790
Net realized gain (loss) on investments and foreign currency	(615,182)	7,560,559
Net unrealized gain (loss) on investments and foreign currency translation	978,977	(9,229,787)
Change in net assets from operations	$1,179,361	$(538,438)
Distributions declared to shareholders
From net investment income	$—	$(1,447,722)
Change in net assets from fund share transactions	$(6,388,064)	$(14,110,074)
Total change in net assets	$(5,208,703)	$(16,096,234)
Net assets
At beginning of period	106,472,734	122,568,968
At end of period (including undistributed net investment income of $1,931,075 and $1,115,509, respectively)	$101,264,031	$106,472,734

See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$24.63		$25.18	$24.85	$20.36	$17.71	$19.23
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.25	$0.29	$0.24	$0.30	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		(0.47)	0.31	4.61	2.66	(1.56)
Total from investment operations	$0.33		$(0.22)	$0.60	$4.85	$2.96	$(1.29)
Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.27)	$(0.36)	$(0.31)	$(0.23)
Net asset value, end of period (x)	$24.96		$24.63	$25.18	$24.85	$20.36	$17.71
Total return (%) (k)(r)(s)(x)	1.34	(n)	(0.81)	2.40	24.00	16.81	(6.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.92	0.92	0.92	0.94	0.97
Expenses after expense reductions (f)	0.91	(a)	0.91	0.91	0.92	0.94	N/A
Net investment income	1.65	(a)	0.98	1.15	1.08	1.58	1.38
Portfolio turnover	20	(n)	40	37	41	40	54
Net assets at end of period (000 omitted)	$93,527		$98,321	$113,018	$126,707	$117,388	$117,312
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		N/A	0.91	0.91	0.93	0.96

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$24.52		$25.06	$24.72	$20.25	$17.60	$19.11
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.19	$0.23	$0.19	$0.26	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.13		(0.47)	0.31	4.57	2.64	(1.55)
Total from investment operations	$0.30		$(0.28)	$0.54	$4.76	$2.90	$(1.33)
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.20)	$(0.29)	$(0.25)	$(0.18)
Net asset value, end of period (x)	$24.82		$24.52	$25.06	$24.72	$20.25	$17.60
Total return (%) (k)(r)(s)(x)	1.22	(n)	(1.09)	2.15	23.68	16.57	(7.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.17	1.17	1.17	1.19	1.22
Expenses after expense reductions (f)	1.16	(a)	1.16	1.16	1.17	1.19	N/A
Net investment income	1.40	(a)	0.74	0.90	0.86	1.35	1.13
Portfolio turnover	20	(n)	40	37	41	40	54
Net assets at end of period (000 omitted)	$7,737		$8,151	$9,551	$11,013	$12,578	$13,073
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		N/A	1.16	1.16	1.18	1.21
See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

12

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$65,551,954	$—	$—	$65,551,954
Japan	—	6,190,942	—	6,190,942
Switerland	300,010	5,668,460	—	5,968,470
United Kingdom	1,284,830	3,629,766	—	4,914,596
France	538,740	3,294,850	—	3,833,590
Hong Kong	—	1,840,704	—	1,840,704
Canada	1,736,098	—	—	1,736,098
Netherlands	—	1,686,747	—	1,686,747
China	645,784	840,888	—	1,486,672
Other Countries	2,226,598	5,270,591	—	7,497,189
Mutual Funds	444,212	—	—	444,212
Total Investments	$72,728,226	$28,422,948	$—	$101,151,174

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,399,059 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,354,856 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$1,447,722

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$92,775,756
Gross appreciation	15,652,332
Gross depreciation	(7,276,914)
Net unrealized appreciation (depreciation)	$8,375,418

As of 12/31/15
Undistributed ordinary income	1,115,512
Capital loss carryforwards	(5,395,530)
Other temporary differences	(11,275)
Net unrealized appreciation (depreciation)	7,397,057

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(5,395,530)

The availability of $5,395,530 of the capital loss carryforwards of the fund may be limited in a given year due to a change in ownership of the fund on July 31, 2013.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$1,360,823
Service Class	—	86,899
Total	$—	$1,447,722

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $3,581, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $1,579, which equated to 0.0032% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $408.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0254% of the fund’s average daily net assets.

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $104 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in sale transactions pursuant to this policy, which amounted to $712,780. The sales transactions resulted in net realized gains (losses) of $289,967.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $20,582,103 and $25,469,759, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	16,835	$394,912	25,187	$636,788
Service Class	6,515	156,757	11,941	292,241
	23,350	$551,669	37,128	$929,029
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	57,711	$1,360,823
Service Class	—	—	3,698	86,899
	—	$—	61,409	$1,447,722
Shares reacquired
Initial Class	(262,135)	$(6,294,928)	(579,306)	$(14,846,461)
Service Class	(27,213)	(644,805)	(64,408)	(1,640,364)
	(289,348)	$(6,939,733)	(643,714)	$(16,486,825)
Net change
Initial Class	(245,300)	$(5,900,016)	(496,408)	$(12,848,850)
Service Class	(20,698)	(488,048)	(48,769)	(1,261,224)
	(265,998)	$(6,388,064)	(545,177)	$(14,110,074)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $268 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	110,139	9,579,680	(9,245,607)	444,212

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,180	$444,212

17

MFS Global Research Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2016

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

WTS-SEM

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	23.7%	6.1%	29.8%
	Europe ex-U.K.	11.9%	2.6%	14.5%
	United Kingdom	3.1%	2.7%	5.8%
	Emerging Markets	3.3%	0.0%	3.3%
	Japan	6.3%	(4.1)%	2.2%
	Supranational	0.1%	0.0%	0.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.1%
	Asia/Pacific ex-Japan	3.0%	(5.1)%	(2.1)%
	North America ex-U.S.	2.2%	(7.6)%	(5.4)%
	Total	53.7%	(5.4)%	48.3%
Equity	U.S. Large Cap	17.4%	(6.7)%	10.7%
	Europe ex-U.K.	7.2%	(0.5)%	6.7%
	United Kingdom	2.8%	3.4%	6.2%
	Emerging Markets	1.7%	4.4%	6.1%
	Asia/Pacific ex-Japan	0.9%	3.0%	3.9%
	North America ex-U.S.	0.8%	1.4%	2.2%
	U.S. Small/Mid Cap	1.4%	(0.3)%	1.1%
	Japan	2.9%	(4.5)%	(1.6)%
	Total	35.1%	0.2%	35.3%
Real Estate-related	Non-U.S.	0.7%	0.0%	0.7%
	U.S.	0.4%	0.0%	0.4%
	Total	1.1%	0.0%	1.1%
Cash	Cash & Cash Equivalents (d)	5.5%	1.1%	6.6%
	Other (e)	3.0%	5.7%	8.7%
	Total	8.5%	6.8%	15.3%
Total Net Exposure Summary		98.4%	1.6%	100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%

Top ten holdings (c)
FTSE 100 Index Future SEP 2016	3.4%
U.S. Treasury Note 10 yr Future SEP 2016	3.4%
Hang Seng Index Future JUL 2016	2.8%
United Kingdom Gilt Bond 10 yr Future SEP 2016	2.7%
OMX 30 Index Future JUL 2016	(2.9)%
Japanese Government Bond 10 yr Future SEP 2016	(4.1)%
TOPIX Index Future SEP 2016	(4.5)%
Australian Treasury Bond 10 yr Future SEP 2016	(5.2)%
E-Mini S&P 500 Index Future SEP 2016	(6.8)%
Canadian Treasury Bond 10 yr Future SEP 2016	(7.6)%

MFS Global Tactical Allocation Portfolio

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within theses ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.79%	$1,000.00	$1,075.07	$4.08
	Hypothetical (h)	0.79%	$1,000.00	$1,020.93	$3.97
Service Class	Actual	1.04%	$1,000.00	$1,074.05	$5.36
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.03% of interest expense on cash collateral held at brokers (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 34.9%
Aerospace – 1.2%
Cobham PLC	253,444	$530,726
Honeywell International, Inc.	29,141	3,389,681
Lockheed Martin Corp.	13,191	3,273,610
Northrop Grumman Corp.	2,081	462,565
United Technologies Corp.	21,336	2,188,007

		$9,844,589

Airlines – 0.1%
Air Canada (a)	83,294	$573,152

Alcoholic Beverages – 0.7%
AmBev S.A., ADR	55,934	$330,570
Heineken N.V.	32,477	3,000,969
Pernod Ricard S.A.	22,045	2,455,531

		$5,787,070

Apparel Manufacturers – 0.1%
Li & Fung Ltd.	942,000	$458,634

Automotive – 0.5%
Delphi Automotive PLC	5,455	$341,483
General Motors Co.	39,365	1,114,030
Johnson Controls, Inc.	24,329	1,076,802
Magna International, Inc.	33,012	1,158,786
USS Co. Ltd.	37,900	621,619

		$4,312,720

Biotechnology – 0.1%
Gilead Sciences, Inc.	9,466	$789,654

Broadcasting – 0.6%
Nippon Television Holdings, Inc.	15,100	$247,348
Omnicom Group, Inc.	26,460	2,156,225
ProSiebenSat.1 Media AG	23,931	1,044,963
Time Warner, Inc.	14,537	1,069,051
Viacom, Inc., “B”	11,174	463,386

		$4,980,973

Brokerage & Asset Managers – 0.3%
BlackRock, Inc.	4,439	$1,520,491
Computershare Ltd.	46,851	322,713
Daiwa Securities Group, Inc.	84,000	441,521
Franklin Resources, Inc.	13,416	447,692

		$2,732,417

Business Services – 2.0%
Accenture PLC, “A”	35,189	$3,986,562
Amadeus IT Holding S.A.	42,217	1,849,463
Bunzl PLC	54,390	1,682,309
Compass Group PLC	131,576	2,508,048
Fidelity National Information Services, Inc.	7,790	573,967
Global Payments, Inc.	30,684	2,190,224
Nomura Research, Inc.	53,700	1,955,781
Secom Co. Ltd.	12,100	893,121
SGS S.A.	541	1,240,500

		$16,879,975

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Cable TV – 0.4%
Charter Communications, Inc., “A” (a)	3,844	$878,892
Comcast Corp., “A”	43,253	2,819,663

		$3,698,555

Chemicals – 1.5%
3M Co. (s)	26,716	$4,678,506
Givaudan S.A.	743	1,493,011
LyondellBasell Industries N.V., “A”	24,104	1,793,820
Monsanto Co.	5,892	609,292
Orica Ltd.	52,426	485,701
PPG Industries, Inc.	26,749	2,785,908
Yara International A.S.A.	14,966	475,135

		$12,321,373

Computer Software – 0.3%
Cadence Design Systems, Inc. (a)	49,506	$1,202,996
Oracle Corp.	38,776	1,587,102

		$2,790,098

Computer Software – Systems – 0.4%
Hon Hai Precision Industry Co. Ltd.	499,000	$1,283,977
International Business Machines Corp.	12,328	1,871,144

		$3,155,121

Construction – 0.3%
Bellway PLC	8,350	$210,980
Geberit AG	2,271	857,881
Owens Corning	20,551	1,058,788
Stanley Black & Decker, Inc.	4,324	480,915

		$2,608,564

Consumer Products – 1.5%
Kao Corp.	63,800	$3,681,831
Kobayashi Pharmaceutical Co. Ltd.	25,200	1,114,644
KOSE Corp.	5,500	461,557
Procter & Gamble Co.	29,738	2,517,916
Reckitt Benckiser Group PLC	25,279	2,543,209
Svenska Cellulosa Aktiebolaget	70,731	2,255,527

		$12,574,684

Containers – 0.3%
Brambles Ltd.	242,477	$2,249,979
Crown Holdings, Inc. (a)	8,000	405,360

		$2,655,339

Electrical Equipment – 1.2%
Danaher Corp.	16,790	$1,695,790
IMI PLC	37,497	484,537
Legrand S.A.	21,528	1,110,736
OMRON Corp.	19,500	631,837
Pentair PLC	7,775	453,205
Schneider Electric S.A.	19,999	1,183,564
Siemens AG	23,210	2,377,587
Spectris PLC	25,581	622,852

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
Tyco International PLC	37,683	$1,605,296

		$10,165,404

Electronics – 1.9%
Analog Devices, Inc.	22,124	$1,253,103
Halma PLC	71,671	972,711
Hirose Electric Co. Ltd.	7,800	953,524
Intel Corp.	29,571	969,929
NVIDIA Corp.	33,853	1,591,430
Samsung Electronics Co. Ltd.	1,304	1,623,296
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	181,061	4,749,230
Texas Instruments, Inc.	56,161	3,518,487

		$15,631,710

Energy – Independent – 0.5%
Cairn Energy PLC (a)	119,148	$330,676
EOG Resources, Inc.	3,712	309,655
Occidental Petroleum Corp.	15,289	1,155,237
Valero Energy Corp.	44,075	2,247,825

		$4,043,393

Energy – Integrated – 1.4%
BP PLC	256,639	$1,496,942
Chevron Corp.	12,048	1,262,992
China Petroleum & Chemical Corp.	1,930,000	1,393,125
Exxon Mobil Corp.	48,211	4,519,299
LUKOIL PJSC, ADR	10,291	429,855
OAO Gazprom, ADR	118,343	510,058
Royal Dutch Shell PLC, “A”	30,382	829,532
Suncor Energy, Inc.	28,451	789,260
TOTAL S.A.	17,075	822,007

		$12,053,070

Engineering – Construction – 0.2%
Bouygues S.A.	12,805	$370,093
VINCI S.A.	16,391	1,167,395

		$1,537,488

Food & Beverages – 1.8%
Bunge Ltd.	11,235	$664,550
Danone S.A.	49,445	3,486,498
General Mills, Inc.	65,887	4,699,061
Nestle S.A.	63,403	4,890,634
Tyson Foods, Inc., “A”	24,779	1,654,989

		$15,395,732

Food & Drug Stores – 0.5%
Alimentation Couche-Tard, Inc., “B”	6,723	$288,705
CVS Health Corp.	34,525	3,305,424
Lawson, Inc.	5,500	436,031
Wesfarmers Ltd.	9,146	275,459

		$4,305,619

Gaming & Lodging – 0.1%
Sands China Ltd.	144,000	$487,521

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 0.3%
Target Corp.	31,853	$2,223,976

Health Maintenance Organizations – 0.1%
Cigna Corp.	6,864	$878,523

Insurance – 2.2%
Aon PLC	18,096	$1,976,626
Chubb Ltd.	11,498	1,502,904
Fairfax Financial Holdings Ltd.	4,837	2,605,155
Hiscox Ltd.	52,192	719,721
MetLife, Inc.	65,322	2,601,775
Prudential Financial, Inc.	27,192	1,939,877
Swiss Re Ltd.	16,191	1,415,518
Travelers Cos., Inc.	25,554	3,041,948
Validus Holdings Ltd.	15,858	770,540
Zurich Insurance Group AG	9,351	2,313,636

		$18,887,700

Internet – 0.1%
Facebook, Inc., “A” (a)	4,182	$477,919

Machinery & Tools – 0.1%
Illinois Tool Works, Inc.	11,159	$1,162,321

Major Banks – 1.8%
Bank of New York Mellon Corp.	46,016	$1,787,722
BNP Paribas	7,348	330,351
BOC Hong Kong Holdings Ltd.	553,000	1,668,076
Goldman Sachs Group, Inc.	8,639	1,283,583
HSBC Holdings PLC	148,593	928,268
JPMorgan Chase & Co.	59,695	3,709,447
State Street Corp.	22,018	1,187,211
Sumitomo Mitsui Financial Group, Inc.	13,200	378,448
Toronto-Dominion Bank	14,593	626,665
Wells Fargo & Co.	74,074	3,505,922

		$15,405,693

Medical & Health Technology & Services – 0.1%
HCA Holdings, Inc. (a)	5,967	$459,519

Medical Equipment – 0.6%
Abbott Laboratories	37,316	$1,466,892
Medtronic PLC	32,426	2,813,604
St. Jude Medical, Inc.	12,563	979,914

		$5,260,410

Metals & Mining – 0.2%
Rio Tinto Ltd.	51,774	$1,600,341

Natural Gas – Distribution – 0.2%
Engie	111,594	$1,796,939

Network & Telecom – 0.3%
Cisco Systems, Inc.	37,010	$1,061,817
LM Ericsson Telephone Co., “B”	247,109	1,888,809

		$2,950,626

Oil Services – 0.4%
Schlumberger Ltd.	22,613	$1,788,236
Technip	25,346	1,378,499

		$3,166,735

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.5%
Agricultural Bank of China Ltd., “H”	801,000	$294,554
American Express Co.	13,644	829,009
China Construction Bank	1,914,000	1,271,949
DBS Group Holdings Ltd.	122,600	1,444,483
DnB NOR A.S.A.	72,455	875,992
Hachijuni Bank Ltd.	48,000	208,494
ING Groep N.V.	124,197	1,290,881
North Pacific Bank Ltd.	40,700	110,278
Svenska Handelsbanken AB, “A”	191,044	2,310,936
U.S. Bancorp	56,098	2,262,432
UBS AG	136,255	1,762,950

		$12,661,958

Pharmaceuticals – 3.4%
Bayer AG	28,001	$2,817,242
Bristol-Myers Squibb Co.	6,641	488,446
Eli Lilly & Co.	29,124	2,293,515
GlaxoSmithKline PLC	44,609	959,017
Johnson & Johnson (s)	47,372	5,746,224
Merck & Co., Inc.	70,960	4,088,006
Novartis AG	54,321	4,468,651
Pfizer, Inc.	97,059	3,417,447
Roche Holding AG	12,190	3,218,533
Santen Pharmaceutical Co. Ltd.	66,000	1,029,269

		$28,526,350

Railroad & Shipping – 0.1%
Canadian National Railway Co.	8,779	$518,488
Union Pacific Corp.	6,207	541,561

		$1,060,049

Real Estate – 0.5%
Deutsche Wohnen AG	103,180	$3,501,624
Medical Properties Trust, Inc., REIT	19,908	302,801

		$3,804,425

Restaurants – 0.0%
Greggs PLC	31,043	$402,433

Specialty Chemicals – 0.1%
PTT Global Chemical PLC	695,200	$1,172,186

Specialty Stores – 0.2%
American Eagle Outfitters, Inc.	39,464	$628,662
Best Buy Co., Inc.	13,076	400,126
Esprit Holdings Ltd. (a)	324,800	242,134
Just Eat PLC (a)	52,077	297,125

		$1,568,047

Telecommunications – Wireless – 0.8%
KDDI Corp.	170,400	$5,187,201
Vodafone Group PLC	512,868	1,561,268

		$6,748,469

Telephone Services – 1.0%
BT Group PLC	383,650	$2,118,457
Nippon Television Holdings, Inc.	15,000	704,153
TDC A.S.	143,519	702,488

Issuer	Shares/Par		Value ($)
COMMON STOCKS – continued
Telephone Services – continued
Verizon Communications, Inc.		84,771	$4,733,613

			$8,258,711

Tobacco – 2.0%
Altria Group, Inc.		54,708	$3,772,664
British American Tobacco PLC		39,202	2,550,892
Imperial Tobacco Group PLC		10,164	551,751
Japan Tobacco, Inc.		66,500	2,664,030
Philip Morris International, Inc. (s)		62,843	6,392,390
Reynolds American, Inc.		17,736	956,502

			$16,888,229

Trucking – 0.5%
United Parcel Service, Inc., “B”		14,993	$1,615,046
Yamato Holdings Co. Ltd.		105,500	2,416,340

			$4,031,386

Utilities – Electric Power – 0.5%
American Electric Power Co., Inc.		34,300	$2,404,087
Endesa S.A.		38,838	781,128
Korea Electric Power Corp.		16,430	867,062
Xcel Energy, Inc.		7,389	330,879

			$4,383,156

Total Common Stocks (Identified Cost, $214,681,658)			$293,558,956

BONDS – 56.6%
Aerospace – 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026		$749,000	$813,603

Airlines – 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	475,000	$532,032

Asset-Backed & Securitized – 2.9%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.936%, 1/30/2025 (n)		$1,367,000	$1,358,403
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.592%, 3/15/2028 (n)		1,832,000	1,838,158
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028 (z)		1,356,000	1,355,864
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049		1,317,622	1,331,472
CWCapital LLC, 5.223%, 8/15/2048		1,208,847	1,212,377
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.728%, 7/15/2025 (n)		1,757,000	1,736,299
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		503,604	503,485
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)		357,506	357,481
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.788%, 4/25/2025 (n)		1,595,000	1,577,317
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,745,000	1,746,624

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		$2,570,000	$2,766,965
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.927%, 6/15/2049		192,382	194,680
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.131%, 2/15/2051		25,897	25,845
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.927%, 6/15/2049		2,310,000	2,351,541
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.021%, 6/12/2050		77,041	76,917
Merrill Lynch Mortgage Trust, FRN, 6.021%, 6/12/2050		3,310,000	3,383,486
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,452,961

			$24,269,875

Automotive – 0.8%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	575,000	$627,326
Delphi Automotive PLC, 4.25%, 1/15/2026		$882,000	963,881
Ferrari N.V., 1.5%, 3/16/2023	EUR	600,000	661,822
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,050,000	1,200,334
General Motors Co., 6.6%, 4/01/2036		$794,000	910,486
Toyota Motor Credit Corp., 1%, 3/09/2021	EUR	490,000	563,946
Valeo S.A., 1.625%, 3/18/2026	EUR	300,000	352,992
Volkswagen International Finance N.V., 3.75%, 3/29/2049	EUR	550,000	619,518
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	400,000	454,443

			$6,354,748

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/2020		$411,000	$463,827

Broadcasting – 0.4%
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	1,125,000	$1,125,332
Omnicom Group, Inc., 3.6%, 4/15/2026		$758,000	798,349
Omnicom Group, Inc., 3.65%, 11/01/2024		357,000	376,369
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	715,000	842,044

			$3,142,094

Issuer	Shares/Par		Value ($)
BONDS – continued
Brokerage & Asset Managers – 0.4%
CME Group, Inc., 3%, 3/15/2025		$1,000,000	$1,044,592
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		506,000	529,843
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		831,000	896,441
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	704,335

			$3,175,211

Building – 0.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	$390,903
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	825,000	950,457
Owens Corning, Inc., 4.2%, 12/15/2022		$281,000	299,640

			$1,641,000

Business Services – 0.5%
Cisco Systems, Inc., 2.2%, 2/28/2021		$953,000	$982,178
Fidelity National Information Services, Inc., 5%, 3/15/2022		717,000	747,066
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		658,000	695,687
Fidelity National Information Services, Inc., 5%, 10/15/2025		386,000	438,198
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		1,470,000	1,548,092

			$4,411,221

Cable TV – 0.9%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)		$1,140,000	$1,349,971
Comcast Corp., 2.75%, 3/01/2023		2,015,000	2,110,223
Comcast Corp., 4.65%, 7/15/2042		512,000	587,528
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	496,615
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		886,000	905,783
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	577,805
Sky PLC, 2.5%, 9/15/2026	EUR	700,000	827,117
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	350,000	523,988
Time Warner Cable, Inc., 5.25%, 7/15/2042	GBP	100,000	139,385

			$7,518,415

Chemicals – 0.2%
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	570,000	$667,262
LyondellBasell Industries N.V., 5%, 4/15/2019		$903,000	977,393

			$1,644,655

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Computer Software – Systems – 0.2%
Apple, Inc., 2.7%, 5/13/2022		$1,582,000	$1,652,475
Apple, Inc., 3.6%, 7/31/2042	GBP	300,000	434,287

			$2,086,762

Consumer Products – 0.1%
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$294,000	$339,957
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		577,000	622,265

			$962,222

Consumer Services – 0.2%
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	310,000	$362,205
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	950,000	1,001,348

			$1,363,553

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	350,000	$517,298

Electronics – 0.2%
Flextronics International Ltd., 4.625%, 2/15/2020		$264,000	$273,240
Tyco Electronics Group S.A., 2.375%, 12/17/2018		778,000	789,516
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	850,000	959,040

			$2,021,796

Emerging Market Quasi-Sovereign – 0.9%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,489,000	$1,526,039
Comision Federal de Electricidad, 4.875%, 1/15/2024		669,000	699,941
Empresa Nacional del Petroleo, 6.25%, 7/08/2019		619,000	679,981
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,570,000	1,653,923
Petroleos Mexicanos, 5.5%, 1/21/2021		664,000	703,110
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,180,000	2,399,855

			$7,662,849

Emerging Market Sovereign – 1.0%
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	500,000	$576,604
Republic of Peru, 7.35%, 7/21/2025		$1,984,000	2,698,240
United Mexican States, 6.5%, 6/10/2021	MXN	91,800,000	5,247,235
United Mexican States, 1.625%, 3/06/2024	EUR	275,000	307,089

			$8,829,168

Issuer	Shares/Par		Value ($)
BONDS – continued
Energy – Integrated – 0.0%
TOTAL S.A., 2.625% to 2/26/2025, FRN to 12/29/2049	EUR	400,000	$411,309

Entertainment – 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	820,000	$949,168

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$859,000	$943,130

Food & Beverages – 2.0%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$446,554
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,130,000	1,190,647
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,479,000	1,661,994
Coca-Cola Co., 0.75%, 3/09/2023	EUR	425,000	481,726
Coca-Cola Co., 1.125%, 3/09/2027	EUR	350,000	396,155
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	668,116
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	750,000	845,213
J.M. Smucker Co., 2.5%, 3/15/2020		$1,515,000	1,562,521
J.M. Smucker Co., 4.375%, 3/15/2045		272,000	295,646
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)		1,419,000	1,507,065
Kraft Heinz Foods Co., 3%, 6/01/2026 (n)		487,000	490,983
Kraft Heinz Foods Co., 5%, 7/15/2035 (n)		308,000	353,252
Mead Johnson Nutrition Co., 3%, 11/15/2020		800,000	835,744
PepsiCo, Inc., 2.15%, 10/14/2020		2,097,000	2,155,624
PepsiCo, Inc., 3.1%, 7/17/2022		1,671,000	1,778,995
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)		342,000	366,706
SYSCO Corp., 2.5%, 7/15/2021		882,000	901,287
Tyson Foods, Inc., 5.15%, 8/15/2044		239,000	275,596
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		409,000	425,025

			$16,638,849

Food & Drug Stores – 0.6%
CVS Health Corp., 2.125%, 6/01/2021		$1,235,000	$1,250,187
CVS Health Corp., 3.375%, 8/12/2024		820,000	871,510
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,164,000	1,202,647
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	400,000	547,548
Walgreens Boots Alliance, Inc., 4.65%, 6/01/2046		$917,000	978,001

			$4,849,893

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Forest & Paper Products – 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$1,090,000	$1,234,548

Gaming & Lodging – 0.3%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	410,000	$579,199
Whitbread PLC, 3.375%, 10/16/2025	GBP	350,000	486,135
Wyndham Worldwide Corp., 2.5%, 3/01/2018		$742,000	749,737
Wyndham Worldwide Corp., 5.625%, 3/01/2021		400,000	446,578

			$2,261,649

Insurance – 0.7%
Allianz SE, 2.241% to 7/07/2025, FRN to 7/07/2045	EUR	600,000	$624,169
American International Group, Inc., 4.875%, 6/01/2022		$887,000	988,141
American International Group, Inc., 1.5%, 6/08/2023	EUR	410,000	457,234
American International Group, Inc., 3.75%, 7/10/2025		$1,038,000	1,057,935
Aviva PLC, 3.375%, 12/04/2045	EUR	470,000	480,121
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	600,000	720,749
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	650,000	814,130
Hiscox Ltd., 6.125%, 11/24/2045	GBP	300,000	393,748

			$5,536,227

Insurance – Health – 0.2%
Aetna, Inc., 2.8%, 6/15/2023		$850,000	$868,278
Aetna, Inc., 4.25%, 6/15/2036		638,000	659,166

			$1,527,444

Insurance – Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	$657,136
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	590,000	707,028
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	400,000	436,633
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$400,000	457,089
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		1,010,000	878,700
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		267,000	274,513
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		839,000	891,217
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	200,000	226,581
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$244,000	249,789
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		505,000	516,344

Issuer	Shares/Par		Value ($)
BONDS – continued
Insurance – Property & Casualty – continued
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	400,000	$599,024

			$5,894,054

International Market Quasi-Sovereign – 0.9%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	400,000	$439,989
Electricite de France S.A., 6% to 1/29/2026, FRN to 12/29/2049	GBP	500,000	599,629
ESB Finance Ltd., 2.125%, 6/08/2027	EUR	600,000	735,897
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$710,000	751,890
Statoil A.S.A., 4.25%, 11/23/2041		1,260,000	1,326,301
Statoil A.S.A., FRN, 0.916%, 5/15/2018		759,000	754,449
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		2,880,000	2,970,855

			$7,579,010

International Market Sovereign – 20.5%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	11,189,000	$9,937,937
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,208,000	1,070,299
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	2,100,000	2,715,285
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	700,000	1,446,156
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	1,661,000	2,904,114
Government of Canada, 4.25%, 6/01/2018	CAD	4,927,000	4,083,009
Government of Canada, 2.5%, 6/01/2024	CAD	4,932,000	4,298,374
Government of Canada, 5.75%, 6/01/2033	CAD	2,402,000	3,000,571
Government of Canada, 4%, 6/01/2041	CAD	1,043,000	1,175,576
Government of Japan, 2.1%, 9/20/2024	JPY	16,250,000	188,831
Government of Japan, 0.3%, 12/20/2025	JPY	37,550,000	383,151
Government of Japan, 2.2%, 9/20/2027	JPY	1,329,450,000	16,382,367
Government of Japan, 1.7%, 9/20/2032	JPY	180,000,000	2,240,548
Government of Japan, 1.5%, 3/20/2034	JPY	1,428,000,000	17,510,614
Government of Japan, 2.4%, 3/20/2037	JPY	333,000,000	4,752,518
Government of Japan, 1.8%, 3/20/2043	JPY	569,400,000	7,917,122
Government of Japan, 2%, 3/20/2052	JPY	175,000,000	2,771,208
Government of New Zealand, 5.5%, 4/15/2023	NZD	11,375,000	9,869,836

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Government of Norway, 3.75%, 5/25/2021	NOK	42,743,000	$5,876,585
Kingdom of Belgium, 4%, 3/28/2032	EUR	2,233,000	3,782,171
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	14,845,000	2,558,449
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,982,000	2,886,919
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,115,000	3,310,971
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	1,932,000	3,479,986
Republic of Austria, 1.75%, 10/20/2023	EUR	1,673,000	2,128,119
Republic of France, 1.75%, 5/25/2023	EUR	3,148,000	3,962,613
Republic of France, 6%, 10/25/2025	EUR	3,951,000	6,799,583
Republic of France, 4.75%, 4/25/2035	EUR	1,505,000	2,892,814
Republic of France, 4.5%, 4/25/2041	EUR	1,777,000	3,604,547
Republic of Ireland, 5.4%, 3/13/2025	EUR	49,000	77,058
Republic of Italy, 3.75%, 3/01/2021	EUR	8,531,000	10,980,146
Republic of Italy, 5.5%, 9/01/2022	EUR	9,138,000	13,137,731
United Kingdom Treasury, 5%, 3/07/2018	GBP	2,069,000	2,982,636
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	1,649,000	2,943,760
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,509,000	2,909,172
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,663,000	2,953,368
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	799,000	1,695,115
United Kingdom Treasury, 4%, 1/22/2060	GBP	344,000	824,955

			$172,434,214

Local Authorities – 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	489,000	$380,212
Province of Manitoba, 4.15%, 6/03/2020	CAD	430,000	370,843

			$751,055

Major Banks – 2.5%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$760,000	$765,620
ABN AMRO North America Finance, Inc., 7.125%, 7/06/2022	EUR	450,000	626,999
Bank of America Corp., 1.75%, 6/05/2018		$750,000	755,002
Bank of America Corp., 7.625%, 6/01/2019		690,000	798,626
Bank of America Corp., 2.625%, 4/19/2021		972,000	986,908
Barclays Bank PLC, 6%, 1/14/2021	EUR	548,000	687,606

Issuer	Shares/Par		Value ($)
BONDS – continued
Major Banks – continued
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	350,000	$484,662
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	496,623
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,265,000	1,322,558
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		530,000	537,488
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,486,000	1,725,187
HSBC Bank PLC, FRN, 1.266%, 5/15/2018 (n)		1,833,000	1,825,217
JPMorgan Chase & Co., 4.25%, 10/15/2020		1,579,000	1,721,031
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		761,000	838,051
Morgan Stanley, 2.2%, 12/07/2018		751,000	760,894
Morgan Stanley, 2.5%, 4/21/2021		650,000	656,799
Morgan Stanley, 5.5%, 7/28/2021		850,000	970,594
Morgan Stanley, 3.95%, 4/23/2027		636,000	643,187
Nationwide Building Society, 0.5%, 10/29/2019	EUR	500,000	551,160
Nationwide Building Society, 1.25%, 3/03/2025	EUR	470,000	517,493
PNC Bank N.A., 2.6%, 7/21/2020		$873,000	904,024
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/2049		510,000	569,237
Regions Financial Corp., 2%, 5/15/2018		908,000	909,587
Wells Fargo & Co., 4.1%, 6/03/2026		760,000	812,904

			$20,867,457

Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$1,339,000	$1,442,293
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,060,240
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		541,000	577,435
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		910,000	928,994

			$4,008,962

Medical Equipment – 0.3%
Medtronic, Inc., 3.5%, 3/15/2025		$1,853,000	$2,020,002
Zimmer Holdings, Inc., 4.25%, 8/15/2035		722,000	723,778

			$2,743,780

Metals & Mining – 0.5%
Barrick North America Finance LLC, 5.75%, 5/01/2043		$1,026,000	$1,114,117
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	572,994
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	250,000	349,453

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Metals & Mining – continued
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	760,000	$776,106
Glencore Funding LLC, 4.625%, 4/29/2024		$670,000	626,450
Southern Copper Corp., 5.25%, 11/08/2042		754,000	668,456

			$4,107,576

Midstream – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$724,135
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,493,000	1,542,772
Energy Transfer Partners LP, 3.6%, 2/01/2023		745,000	713,890
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,250,000	1,251,053
Enterprise Products Operating LLC, 3.9%, 2/15/2024		513,000	542,937
Enterprise Products Operating LLC, 4.85%, 3/15/2044		231,000	245,367
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		967,000	954,162
Kinder Morgan, Inc., 2.25%, 3/16/2027	EUR	375,000	382,390
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	793,000	585,916

			$6,942,622

Mortgage-Backed – 5.5%
Fannie Mae, 5.05%, 1/01/2017		$452,047	$453,202
Fannie Mae, 5.599%, 1/01/2017		109	109
Fannie Mae, 5.323%, 6/01/2018		454,878	481,961
Fannie Mae, 3.829%, 7/01/2018		1,138,299	1,193,510
Fannie Mae, 4.57%, 5/01/2019		222,468	241,291
Fannie Mae, 4.6%, 9/01/2019		584,798	638,550
Fannie Mae, 4.45%, 10/01/2019		408,093	445,696
Fannie Mae, 5%, 12/01/2020 – 8/01/2040		3,141,016	3,512,195
Fannie Mae, 4.5%, 7/01/2023 – 6/01/2044		8,656,762	9,484,088
Fannie Mae, 4%, 3/01/2025 – 2/01/2041		6,714,859	7,223,548
Fannie Mae, 5.5%, 11/01/2036 – 4/01/2037		338,444	382,527
Fannie Mae, 6%, 9/01/2037 – 6/01/2038		567,310	650,082
Fannie Mae, 3.5%, 5/01/2043		2,853,962	3,053,091
Freddie Mac, 4%, 9/01/2044		2,285,130	2,445,307
Freddie Mac, 3.882%, 11/25/2017		278,000	286,490
Freddie Mac, 2.699%, 5/25/2018		702,899	719,800
Freddie Mac, 2.323%, 10/25/2018		447,000	458,903
Freddie Mac, 5.085%, 3/25/2019		30,000	32,747
Freddie Mac, 4.186%, 8/25/2019		650,000	704,771
Freddie Mac, 2.757%, 5/25/2020		156,873	159,794
Freddie Mac, 3.32%, 7/25/2020		871,242	894,533
Freddie Mac, 4%, 7/01/2025		276,352	293,390

Issuer	Shares/Par		Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.673%, 3/25/2026		$2,800,000	$2,932,100
Freddie Mac, 5.5%, 5/01/2034 – 7/01/2037		85,269	96,010
Freddie Mac, 5%, 10/01/2036 – 7/01/2041		1,524,330	1,695,970
Freddie Mac, 4.5%, 12/01/2039 – 5/01/2042		2,571,720	2,821,403
Ginnie Mae, 5%, 5/15/2040		213,637	238,011
Ginnie Mae, 3.5%, 6/20/2043 – 12/20/2045		4,359,785	4,639,527

			$46,178,606

Natural Gas – Distribution – 0.2%
Gas Natural SDG S.A., 1.375%, 1/21/2025	EUR	500,000	$576,063
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	1,448,400

			$2,024,463

Network & Telecom – 1.1%
AT&T, Inc., 2.45%, 6/30/2020		$739,000	$754,489
AT&T, Inc., 3%, 6/30/2022		1,936,000	1,982,607
AT&T, Inc., 4.75%, 5/15/2046		860,000	881,391
British Telecom PLC, 5.75%, 12/07/2028	GBP	250,000	435,880
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,720,000	1,709,365
Orange S.A., 4% to 10/01/2021, FRN to 10/29/2049	EUR	800,000	921,279
Verizon Communications, Inc., 4.5%, 9/15/2020		$1,819,000	2,019,010
Verizon Communications, Inc., 6.4%, 9/15/2033		548,000	699,469

			$9,403,490

Oils – 0.2%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$452,000	$467,257
Marathon Petroleum Corp., 3.625%, 9/15/2024		500,000	490,998
Valero Energy Corp., 4.9%, 3/15/2045		977,000	904,934

			$1,863,189

Other Banks & Diversified Financials – 1.0%
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	500,000	$590,286
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,604,000	1,790,657
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	334,427
BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	383,811
Capital One Bank (USA) N.A., 3.375%, 2/15/2023		978,000	998,930
Citizens Bank N.A., 2.55%, 5/13/2021		471,000	475,548

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Discover Bank, 7%, 4/15/2020		$1,071,000	$1,219,764
Discover Bank, 3.1%, 6/04/2020		501,000	511,821
Intesa Sanpaolo S.p.A, 1.125%, 3/04/2022	EUR	750,000	828,050
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	661,425
KBC Groep N.V., 2.375% to 11/25/2019, FRN to 11/25/2024	EUR	600,000	676,079
Rabobank Nederland N.V., 4%, 9/19/2022	GBP	175,000	260,424

			$8,731,222

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$437,000	$443,177
Equifax, Inc., 3.3%, 12/15/2022		717,000	757,001

			$1,200,178

Pharmaceuticals – 0.7%
Actavis Funding SCS, 4.85%, 6/15/2044		$90,000	$94,782
Actavis, Inc., 1.875%, 10/01/2017		802,000	806,004
Celgene Corp., 2.875%, 8/15/2020		1,479,000	1,529,478
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		898,000	947,159
Gilead Sciences, Inc., 2.35%, 2/01/2020		448,000	459,564
Gilead Sciences, Inc., 4.5%, 2/01/2045		518,000	564,628
Johnson & Johnson, 2.05%, 3/01/2023		664,000	679,727
Johnson & Johnson, 1.15%, 11/20/2028	EUR	330,000	380,186
Mylan, Inc., 2.55%, 3/28/2019		$319,000	322,920

			$5,784,448

Real Estate – Apartment – 0.2%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	500,000	$581,022
Vonovia Finance B.V., FRN, REIT, 4%, 12/29/2049	EUR	300,000	337,087
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	550,000	664,874

			$1,582,983

Real Estate – Office – 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$950,000	$976,515
Merlin Properties SOCIMI S.A., REIT 2.225%, 4/25/2023	EUR	450,000	516,127

			$1,492,642

Real Estate – Retail – 0.2%
Simon International Finance S.C.A., REIT 1.375%, 11/18/2022	EUR	400,000	$465,745

Issuer	Shares/Par		Value ($)
BONDS – continued
Real Estate – Retail – continued
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$750,000	$847,751

			$1,313,496

Restaurants – 0.1%
McDonald’s Corp., 4.875%, 12/09/2045		$875,000	$1,023,120

Retailers – 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$825,000	$878,625
Dollar General Corp., 4.125%, 7/15/2017		742,000	762,888
Home Depot, Inc., 2.625%, 6/01/2022		695,000	727,345
Home Depot, Inc., 3%, 4/01/2026		830,000	882,101

			$3,250,959

Specialty Chemicals – 0.1%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	400,000	$482,628
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	404,572

			$887,200

Supermarkets – 0.2%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$609,771
METRO AG, 1.5%, 3/19/2025	EUR	450,000	511,479
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	300,000	382,230

			$1,503,480

Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	$320,801
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	395,343
International Finance Corp., 3.25%, 7/22/2019	AUD	675,000	520,333

			$1,236,477

Telecommunications – Wireless – 0.4%
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	350,000	$473,797
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	600,000	672,213
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	360,853
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	840,221
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	438,469
SBA Tower Trust, 2.898%, 10/15/2044 (n)		349,000	353,846

			$3,139,399

Telephone Services – 0.1%
TDC A.S., 1.75%, 2/27/2027	EUR	400,000	$424,339
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	594,751

			$1,019,090

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Tobacco – 0.4%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$556,108
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$660,000	714,469
Reynolds American, Inc., 8.125%, 6/23/2019		327,000	387,692
Reynolds American, Inc., 3.25%, 6/12/2020		266,000	281,184
Reynolds American, Inc., 4.45%, 6/12/2025		258,000	288,944
Reynolds American, Inc., 5.7%, 8/15/2035		819,000	997,399

			$3,225,796

Transportation – Services – 0.4%
Autrostrade per L’italia Group, 1.125%, 11/04/2021	EUR	600,000	$692,086
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)		$376,000	379,722
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		824,000	1,122,596
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	377,595
Stagecoach Group PLC, 4%, 9/29/2025	GBP	450,000	638,236

			$3,210,235

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.09%, 10/01/2025		$11,658	$12,750
Small Business Administration, 5.21%, 1/01/2026		424,785	465,789
Small Business Administration, 5.31%, 5/01/2027		127,355	142,677
Small Business Administration, 2.22%, 3/01/2033		1,795,347	1,830,532

			$2,451,748

U.S. Treasury Obligations – 3.4%
U.S. Treasury Bonds, 4.5%, 8/15/2039		$4,643,000	$6,712,037
U.S. Treasury Bonds, 3.625%, 2/15/2044		3,153,000	4,065,399
U.S. Treasury Notes, 3.5%, 5/15/2020 (f)		9,797,000	10,768,284
U.S. Treasury Notes, 1.75%, 5/15/2022 (f)		4,560,000	4,711,939
U.S. Treasury Notes, 2%, 2/15/2025 (f)		2,237,000	2,340,461

			$28,598,120

Utilities – Electric Power – 1.1%
CMS Energy Corp., 5.05%, 3/15/2022		$954,000	$1,090,640
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	350,000	612,750
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$450,000	477,981

Issuer	Shares/Par		Value ($)
BONDS – continued
Utilities – Electric Power – continued
EDP Finance B.V., 4.125%, 1/20/2021	EUR	500,000	$621,071
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)		$376,000	383,158
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)		430,000	439,993
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	323,998
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,213,107
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,033,000	1,044,226
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	529,252
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		280,000	311,774
Southern Co., 2.95%, 7/01/2023		609,000	631,289
Southern Co., 4.4%, 7/01/2046		920,000	988,929
Transelec S.A., 4.25%, 1/14/2025 (n)		201,000	206,963

			$8,875,131

Total Bonds (Identified Cost, $455,105,976)			$475,086,748

CONVERTIBLE PREFERRED STOCKS – 0.3%
Pharmaceuticals – 0.0%
Allergan PLC, 5.5%		225	$187,565

Telephone Services – 0.1%
Frontier Communications Corp., 11.125%		2,503	$237,334

Utilities – Electric Power – 0.2%
Exelon Corp., 6.5%		36,036	$1,778,016

Total Convertible Preferred Stocks (Identified Cost, $2,064,254)			$2,202,915

PREFERRED STOCKS – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA (Identified Cost, $1,238,992)		24,003	$2,918,119

Issuer/Expiration Date/Strike Price	Number of Contracts

PUT OPTIONS PURCHASED – 0.0%
iShares MSCI Emerging Markets ETF July 2016 @ $32.5 (Premiums Paid, $346,986)		5,876	$82,264

Issuer	Shares/Par

MONEY MARKET FUNDS – 6.7%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)		56,386,427	$56,386,427

Total Investments (Identified Cost, $729,824,293)			$830,235,429

OTHER ASSETS, LESS LIABILITIES – 1.2%			9,796,294

NET ASSETS – 100.0%			$840,031,723

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,183,975, representing 5.1% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.448%, 6/15/2028	6/15/16	$1,356,000	$1,355,864
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	503,202	503,485
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	224,140	226,581
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	679,377	576,604
Total Restricted Securities			$2,662,534
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

ETF	Exchange-Traded Fund

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan Renminbi (Offshore)

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Sheqel

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TRY	Turkish Lira

ZAR	South African Rand

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/16

Forward Foreign Currency Exchange Contracts at 6/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	27,404,638	9/16/16	$20,210,098	$20,384,605	$174,507
SELL	AUD	Barclays Bank PLC	3,000	7/15/16	2,268	2,237	31
SELL	AUD	Goldman Sachs International	424,763	7/15/16	330,714	316,669	14,045
SELL	AUD	Westpac Banking Corp.	7,001,309	7/15/16	5,305,872	5,219,607	86,265
BUY	CAD	Deutsche Bank AG	7,152,236	7/15/16	5,513,655	5,536,236	22,581
BUY	CAD	Goldman Sachs International	2,237,567	7/15/16	1,702,218	1,732,004	29,786
SELL	CAD	Citibank N.A.	804,000	7/15/16	623,602	622,342	1,260
SELL	CAD	Goldman Sachs International	429,449	7/15/16	340,257	332,418	7,839
SELL	CAD	JPMorgan Chase Bank N.A.	2,945,895	9/16/16	2,302,182	2,280,552	21,630
SELL	CHF	JPMorgan Chase Bank N.A.	42,541,394	9/16/16	44,249,422	43,746,582	502,840
SELL	CNH	JPMorgan Chase Bank N.A.	33,952,000	4/26/17	5,097,515	5,016,565	80,950
SELL	DKK	Goldman Sachs International	17,093,675	7/15/16	2,593,820	2,551,455	42,365
SELL	DKK	JPMorgan Chase Bank N.A.	10,498,333	9/16/16	1,600,845	1,570,638	30,207
SELL	EUR	Barclays Bank PLC	868,000	7/15/16	974,162	963,597	10,565
SELL	EUR	BNP Paribas S.A.	925,525	7/15/16	1,041,525	1,027,457	14,068
SELL	EUR	Brown Brothers Harriman	303,437	7/15/16	336,908	336,856	52
SELL	EUR	Citibank N.A.	1,418,062	7/15/16	1,606,608	1,574,240	32,368
SELL	EUR	Deutsche Bank AG	3,325,000	7/15/16	3,747,160	3,691,198	55,962
SELL	EUR	Goldman Sachs International	99,510,577	7/15/16-9/16/16	112,742,846	110,703,985	2,038,861
SELL	EUR	JPMorgan Chase Bank N.A.	30,223,688	9/16/16	34,252,807	33,628,828	623,979
SELL	EUR	Merrill Lynch International	193,000	7/15/16	220,968	214,256	6,712
SELL	GBP	Barclays Bank PLC	257,000	7/15/16	369,841	342,152	27,689
SELL	GBP	Citibank N.A.	170,000	7/15/16	241,680	226,326	15,354
SELL	GBP	Deutsche Bank AG	3,575,000	7/15/16	5,244,321	4,759,503	484,818
SELL	GBP	Goldman Sachs International	712,000	7/15/16	1,004,571	947,907	56,664
SELL	GBP	JPMorgan Chase Bank N.A.	48,322,873	9/16/16	68,318,931	64,373,555	3,945,376
SELL	GBP	Morgan Stanley Capital Services, Inc.	66,000	7/15/16	94,643	87,868	6,775
SELL	ILS	JPMorgan Chase Bank N.A.	2,517,156	9/16/16	654,086	653,280	806
BUY	JPY	Brown Brothers Harriman	178,881,389	7/15/16	1,626,010	1,732,768	106,758
BUY	JPY	Deutsche Bank AG	2,583,922,447	7/15/16	23,868,587	25,029,645	1,161,058
BUY	JPY	Goldman Sachs International	69,004,000	7/15/16	635,705	668,420	32,715
BUY	JPY	JPMorgan Chase Bank N.A.	210,864,000	7/15/16	1,963,169	2,042,573	79,404
BUY	JPY	Morgan Stanley Capital Services, Inc.	2,350,203,034	7/15/16	21,674,042	22,765,679	1,091,637
BUY	JPY	UBS AG	112,461,000	7/15/16	1,047,050	1,089,374	42,324
SELL	JPY	Deutsche Bank AG	250,793,000	7/15/16	2,450,784	2,429,353	21,431
SELL	JPY	Goldman Sachs International	250,346,000	7/15/16	2,448,934	2,425,023	23,911
BUY	KRW	Deutsche Bank AG	113,518,000	7/25/16	98,412	98,532	120
BUY	KRW	JPMorgan Chase Bank N.A.	7,125,035,000	7/25/16	6,170,197	6,184,443	14,246
SELL	MXN	Deutsche Bank AG	66,403,975	7/15/16	3,769,719	3,628,713	141,006
BUY	MYR	JPMorgan Chase Bank N.A.	6,613,756	7/12/16	1,628,483	1,639,727	11,244
SELL	NOK	Barclays Bank PLC	303,000	7/15/16	36,538	36,206	332
SELL	NOK	Goldman Sachs International	71,878,127	7/15/16	8,728,916	8,588,789	140,127
BUY	NZD	Goldman Sachs International	21,512,119	9/16/16	15,224,000	15,303,183	79,183
BUY	NZD	Merrill Lynch International	183,000	7/15/16	124,425	130,596	6,171
SELL	SEK	Barclays Bank PLC	7,096,000	7/15/16	852,647	839,044	13,603
SELL	SEK	Deutsche Bank AG	18,221,000	7/15/16	2,186,285	2,154,485	31,800
SELL	SEK	Goldman Sachs International	27,720,153	7/15/16-9/16/16	3,342,030	3,280,661	61,369
BUY	THB	JPMorgan Chase Bank N.A.	56,941,650	7/25/16	1,591,838	1,619,873	28,035
BUY	TRY	Citibank N.A.	2,638,000	7/15/16	906,837	913,882	7,045
BUY	ZAR	Deutsche Bank AG	18,564,135	7/15/16	1,236,002	1,257,923	21,921

							$11,449,795

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/16 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	23,766,232	9/16/16	$17,499,000	$17,678,221	$(179,221)
BUY	CAD	Citibank N.A.	998,000	7/15/16	787,399	772,509	(14,890)
BUY	CAD	Goldman Sachs International	157,000	7/15/16	123,778	121,527	(2,251)
SELL	CAD	JPMorgan Chase Bank N.A.	18,976,796	9/16/16	14,605,000	14,690,805	(85,805)
SELL	CAD	Merrill Lynch International	13,401,787	7/15/16	10,360,635	10,373,744	(13,109)
BUY	CHF	JPMorgan Chase Bank N.A.	1,883,352	9/19/16	1,942,000	1,937,053	(4,947)
BUY	CHF	UBS AG	3,726,000	7/15/16	3,913,039	3,818,097	(94,942)
BUY	CZK	Goldman Sachs International	15,672,000	7/15/16	663,527	642,807	(20,720)
BUY	DKK	Goldman Sachs International	10,720,106	7/15/16	1,646,511	1,600,116	(46,395)
BUY	EUR	Brown Brothers Harriman	5,211,885	7/15/16	5,876,218	5,785,895	(90,323)
BUY	EUR	Deutsche Bank AG	15,724,828	7/15/16-9/15/16	17,838,619	17,471,587	(367,032)
BUY	EUR	Goldman Sachs International	26,700,169	7/15/16-9/16/16	29,988,001	29,687,077	(300,924)
BUY	EUR	Merrill Lynch International	781,000	7/15/16	884,818	867,015	(17,803)
SELL	EUR	Goldman Sachs International	932,244	7/15/16	1,033,319	1,034,917	(1,598)
BUY	GBP	BNP Paribas S.A.	1,557,806	7/15/16	2,215,878	2,073,953	(141,925)
BUY	GBP	Brown Brothers Harriman	717,350	7/15/16	1,055,595	955,029	(100,566)
BUY	GBP	Credit Suisse Group	482,000	7/15/16	685,998	641,701	(44,297)
BUY	GBP	Goldman Sachs International	926,774	7/15/16	1,332,200	1,233,842	(98,358)
BUY	GBP	JPMorgan Chase Bank N.A.	7,754,725	9/16/16	11,000,000	10,330,496	(669,504)
BUY	ILS	Goldman Sachs International	2,860,000	7/15/16	762,127	741,172	(20,955)
BUY	INR	JPMorgan Chase Bank N.A.	1,364,000	7/29/16	20,176	20,125	(51)
BUY	JPY	JPMorgan Chase Bank N.A.	506,913,299	9/16/16	4,953,000	4,920,619	(32,381)
SELL	JPY	Barclays Bank PLC	114,010,000	7/15/16	1,056,323	1,104,379	(48,056)
SELL	JPY	Deutsche Bank AG	20,467,000	7/15/16	190,924	198,257	(7,333)
SELL	JPY	Goldman Sachs International	251,548,086	7/15/16	2,361,764	2,436,667	(74,903)
SELL	JPY	JPMorgan Chase Bank N.A.	5,060,522,656	9/16/16	47,862,895	49,122,605	(1,259,710)
SELL	KRW	JPMorgan Chase Bank N.A.	6,083,816,100	9/19/16	5,150,321	5,277,702	(127,381)
BUY	NOK	Goldman Sachs International	431,969,694	7/15/16-9/16/16	52,143,871	51,609,662	(534,209)
SELL	NOK	Goldman Sachs International	46,204,455	9/16/16	5,500,000	5,520,234	(20,234)
SELL	NZD	Goldman Sachs International	2,329,705	7/15/16-9/16/16	1,627,525	1,658,170	(30,645)
SELL	NZD	Westpac Banking Corp.	12,551,411	7/15/16	8,625,242	8,957,173	(331,931)
BUY	PLN	Goldman Sachs International	4,992,931	7/15/16	1,323,851	1,265,231	(58,620)
BUY	SEK	Goldman Sachs International	67,173,522	7/15/16	8,337,391	7,942,723	(394,668)
SELL	SEK	Goldman Sachs International	165,396,198	9/16/16	19,522,000	19,610,625	(88,625)
BUY	SGD	Goldman Sachs International	1,438,000	7/15/16	1,069,452	1,067,416	(2,036)
SELL	SGD	JPMorgan Chase Bank N.A.	1,238,213	9/16/16	913,303	918,486	(5,183)

							$(5,331,531)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts at 6/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index (Long)	TRY	5,271	$17,562,629	August - 2016	$220,077
Bovespa Index (Long)	BRL	859	13,985,524	August - 2016	440,959
DAX Index (Long)	EUR	51	13,789,306	September - 2016	146,887
E-Mini S&P 500 Index (Short)	USD	543	56,748,930	September - 2016	206,819
FTSE 100 Index (Long)	GBP	338	29,056,271	September - 2016	1,426,487
FTSE JSE Top 40 Index (Short)	ZAR	169	5,380,461	September - 2016	23,615
FTSE/MIB Index (Long)	EUR	85	7,728,027	September - 2016	192,109
Hang Seng China Enterprises Index (Long)	HKD	227	12,860,399	July - 2016	789,292
Hang Seng Index (Long)	HKD	174	23,595,687	July - 2016	1,167,403
Mex Bolsa Index (Long)	MXN	158	3,984,882	September - 2016	73,458
MSCI Taiwan Index (Long)	USD	163	5,197,959	July - 2016	25,188
Russell 2000 Index (Short)	USD	20	2,294,800	September - 2016	54,140
TOPIX Index (Short)	JPY	310	37,706,117	September - 2016	824,992

					$5,591,426

Interest Rate Futures
German Euro Bund 10 yr (Long)	EUR	116	$21,513,521	September - 2016	$21,092
Japanese Government Bond 10 yr (Short)	JPY	23	34,059,556	September - 2016	2,593
United Kingdom Gilt Bond 10 yr (Long)	GBP	135	23,092,053	September - 2016	75,329

					$99,014

					$5,690,440

Liability Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	35	$3,409,825	July - 2016	$(53,014)
ASX SPI 200 Index (Long)	AUD	79	7,624,015	September - 2016	(28,823)
CAC 40 Index (Short)	EUR	47	2,227,178	July - 2016	(36,219)
IBEX 35 Index (Long)	EUR	50	4,572,008	July - 2016	(35,456)
KOSPI 200 Index (Long)	KRW	128	13,579,504	September - 2016	(136,171)
MSCI Singapore Index (Short)	SGD	253	6,013,932	July - 2016	(313,886)
NIFTY Index (Short)	USD	1,341	22,355,811	July - 2016	(570,798)
OMX 30 Index (Short)	SEK	1,586	24,929,306	July - 2016	(597,385)
S&P/TSX 60 Index (Long)	CAD	90	11,345,176	September - 2016	(50,573)

					$(1,822,325)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	427	$43,373,649	September - 2016	$(481,788)
Canadian Treasury Bond 10 yr (Short)	CAD	557	63,824,668	September - 2016	(210,529)
U.S. Treasury Note 10 yr (Long)	USD	217	28,857,609	September - 2016	(27,913)

					$(720,230)

					$(2,542,555)

At June 30, 2016, the fund had cash collateral of $5,925,268 and other liquid securities with an aggregate value of $22,295,321 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $673,437,866)	$773,849,002
Underlying affiliated funds, at cost and value	56,386,427
Total investments, at value (identified cost, $729,824,293)	$830,235,429
Foreign currency, at value (identified cost, $35,641)	35,551
Deposits with brokers	5,925,268
Receivables for
Forward foreign currency exchange contracts	11,449,795
Daily variation margin on open futures contracts	409,307
Investments sold	1,165,048
Fund shares sold	7,210
Interest and dividends	5,222,895
Other assets	3,380
Total assets		$854,453,883
Liabilities
Payable to custodian	$2,897
Payables for
Forward foreign currency exchange contracts	5,331,531
Daily variation margin on open futures contracts	190,951
Investments purchased	7,951,510
Fund shares reacquired	650,449
Payable to affiliates
Investment adviser	32,401
Shareholder servicing costs	136
Distribution and/or service fees	10,536
Deferred country tax expense payable	9,551
Accrued expenses and other liabilities	242,198
Total liabilities		$14,422,160
Net assets		$840,031,723
Net assets consist of
Paid-in capital	$705,549,311
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $9,551 deferred country tax)	110,615,259
Accumulated net realized gain (loss) on investments and foreign currency	19,424,292
Undistributed net investment income	4,442,861
Net assets		$840,031,723
Shares of beneficial interest outstanding		53,101,666

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$61,708,653	3,848,244	$16.04
Service Class	778,323,070	49,253,422	15.80

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Interest	$6,641,901
Dividends	5,775,995
Dividends from underlying affiliated funds	77,939
Foreign taxes withheld	(358,238)
Total investment income		$12,137,597
Expenses
Management fee	$2,894,380
Distribution and/or service fees	954,291
Shareholder servicing costs	11,942
Administrative services fee	70,579
Independent Trustees’ compensation	7,144
Custodian fee	85,761
Shareholder communications	20,852
Audit and tax fees	41,418
Legal fees	3,887
Miscellaneous	163,557
Total expenses		$4,253,811
Fees paid indirectly	(20)
Reduction of expenses by investment adviser	(29,519)
Net expenses		$4,224,272
Net investment income		$7,913,325
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $563 country tax)	$(7,542,700)
Futures contracts	(11,026,377)
Swap agreements	1,322,575
Foreign currency	(87,869)
Net realized gain (loss) on investments and foreign currency		$(17,334,371)
Change in unrealized appreciation (depreciation)
Investments (net of $9,551 increase in deferred country tax)	$55,076,693
Futures contracts	8,334,856
Translation of assets and liabilities in foreign currencies	4,875,176
Net unrealized gain (loss) on investments and foreign currency translation		$68,286,725
Net realized and unrealized gain (loss) on investments and foreign currency		$50,952,354
Change in net assets from operations		$58,865,679

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$7,913,325	$14,526,887
Net realized gain (loss) on investments and foreign currency	(17,334,371)	39,139,824
Net unrealized gain (loss) on investments and foreign currency translation	68,286,725	(73,857,637)
Change in net assets from operations	$58,865,679	$(20,190,926)
Distributions declared to shareholders
From net investment income	$—	$(46,021,696)
From net realized gain on investments	—	(14,844,367)
Total distributions declared to shareholders	$—	$(60,866,063)
Change in net assets from fund share transactions	$(55,807,267)	$(71,256,514)
Total change in net assets	$3,058,412	$(152,313,503)
Net assets
At beginning of period	836,973,311	989,286,814
At end of period (including undistributed net investment income of $4,442,861 and accumulated distributions in excess of net investment income of $3,470,464, respectively)	$840,031,723	$836,973,311

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.92		$16.43	$16.20	$15.27	$14.22	$14.20
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.29	$0.37	$0.32	$0.30	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.96		(0.66)	0.36	1.02	1.04	(0.10)
Total from investment operations	$1.12		$(0.37)	$0.73	$1.34	$1.34	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.87)	$(0.48)	$(0.41)	$(0.29)	$(0.14)
From net realized gain on investments	—		(0.27)	(0.02)	—	—	(0.06)
Total distributions declared to shareholders	$—		$(1.14)	$(0.50)	$(0.41)	$(0.29)	$(0.20)
Net asset value, end of period (x)	$16.04		$14.92	$16.43	$16.20	$15.27	$14.22
Total return (%) (k)(r)(s)(x)	7.51	(n)	(2.23)	4.46	8.91	9.49	1.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.76	0.76	0.75	0.76	0.80
Expenses after expense reductions (f)	0.79	(a)	0.75	0.75	0.75	0.76	0.80
Net investment income	2.15	(a)	1.80	2.23	2.04	2.02	2.21
Portfolio turnover	20	(n)	57	32	65	38	56
Net assets at end of period (000 omitted)	$61,709		$63,253	$76,670	$75,559	$73,189	$77,255
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense on cash collateral held at brokers (f)	0.76	(a)	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.72		$16.22	$15.99	$15.09	$14.06	$14.07
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.25	$0.33	$0.28	$0.26	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.94		(0.66)	0.35	0.99	1.03	(0.09)
Total from investment operations	$1.08		$(0.41)	$0.68	$1.27	$1.29	$0.18
Less distributions declared to shareholders
From net investment income	$—		$(0.82)	$(0.43)	$(0.37)	$(0.26)	$(0.13)
From net realized gain on investments	—		(0.27)	(0.02)	—	—	(0.06)
Total distributions declared to shareholders	$—		$(1.09)	$(0.45)	$(0.37)	$(0.26)	$(0.19)
Net asset value, end of period (x)	$15.80		$14.72	$16.22	$15.99	$15.09	$14.06
Total return (%) (k)(r)(s)(x)	7.34	(n)	(2.49)	4.25	8.54	9.26	1.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.01	1.01	1.00	1.01	1.05
Expenses after expense reductions (f)	1.04	(a)	1.00	1.00	1.00	1.01	1.05
Net investment income	1.90	(a)	1.55	2.00	1.79	1.77	1.92
Portfolio turnover	20	(n)	57	32	65	38	56
Net assets at end of period (000 omitted)	$778,323		$773,721	$912,616	$995,404	$994,165	$922,442
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense on cash collateral held at brokers (f)	1.01	(a)	N/A	N/A	N/A	N/A	N/A

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$158,748,864	$—	$—	$158,748,864
Japan	—	24,137,025	—	24,137,025
United Kingdom	2,238,648	21,663,148	—	23,901,796
Switzerland	—	21,661,313	—	21,661,313
France	2,618,946	11,482,668	—	14,101,614
Germany	2,918,119	9,741,416	—	12,659,535
Canada	6,560,210	—	—	6,560,210
Sweden	—	6,455,272	—	6,455,272
Taiwan	4,749,230	1,283,977	—	6,033,207
Other Countries	2,663,608	21,839,803	—	24,503,411
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	31,049,870	—	31,049,870
Non-U.S. Sovereign Debt	—	197,741,719	—	197,741,719
U.S. Corporate Bonds	—	122,189,318	—	122,189,318
Residential Mortgage-Backed Securities	—	46,178,607	—	46,178,607
Commercial Mortgage-Backed Securities	—	13,796,242	—	13,796,242
Asset-Backed Securities (including CDOs)	—	10,473,632	—	10,473,632
Foreign Bonds	—	53,657,367	—	53,657,367
Mutual Funds	56,386,427	—	—	56,386,427
Total Investments	$236,884,052	$593,351,377	$—	$830,235,429

Other Financial Instruments
Futures Contracts – Assets	$874,390	$4,816,050	$—	$5,690,440
Futures Contracts – Liabilities	(1,370,424)	(1,172,131)	—	(2,542,555)
Forward Foreign Currency Exchange Contracts	—	6,118,264	—	6,118,264

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $9,062,843 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,970,973 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$99,014	$(720,230)
Foreign Exchange	Forward Foreign Currency Exchange	11,449,795	(5,331,531)
Equity	Equity Futures	5,591,426	(1,822,325)
Equity	Purchased Equity Options	82,264	—
Total		$17,222,499	$(7,874,086)

(a)	The value of purchased options outstanding is included in total investments, at value,within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments.

Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$430,135	$1,322,575	$—	$—
Foreign Exchange	—	—	416,370	—
Equity	(11,456,512)	—	—	(687,885)
Total	$(11,026,377)	$1,322,575	$416,370	$(687,885)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(50,387)	$—	$—
Foreign Exchange	—	3,818,021	—
Equity	8,385,243	—	(218,029)
Total	$8,334,856	$3,818,021	$(218,029)

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may make payments of interest on cash collateral held by the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30, 2016:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$409,307	$(190,951)
Forward Foreign Currency Exchange Contracts	11,449,795	(5,331,531)
Purchased Options	82,264	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$11,941,366	$(5,522,482)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	547,963	(472,115)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$11,393,403	$(5,050,367)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$52,220	$(48,056)	$—	$—	$4,164
Brown Brothers Harriman	106,810	(106,810)	—	—	—
Citibank N.A.	56,027	(14,890)	—	—	41,137
Deutsche Bank AG	1,940,697	(374,365)	—	(1,566,332)	—
Goldman Sachs International	2,526,865	(1,695,141)	—	—	831,724
JPMorgan Chase Bank N.A.	5,513,224	(2,364,183)	(2,687,927)	—	461,114
Merrill Lynch International	12,883	(12,883)	—	—	—
Morgan Stanley Capital Services, Inc.	1,098,412	—	—	(1,098,412)	—
Westpac Banking Corp.	86,265	(86,265)	—	—	—
Total	$11,393,403	$(4,702,593)	$(2,687,927)	$(2,664,744)	$1,338,139

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2016:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(48,056)	$48,056	$—	$—	$—
Brown Brothers Harriman	(190,889)	106,810	—	—	(84,079)
Citibank N.A.	(14,890)	14,890	—	—	—
Deutsche Bank AG	(374,365)	374,365	—	—	—
Goldman Sachs International	(1,695,141)	1,695,141	—	—	—
JPMorgan Chase Bank N.A.	(2,364,183)	2,364,183	—	—	—
Merrill Lynch International	(30,912)	12,883	—	—	(18,029)
Westpac Banking Corp.	(331,931)	86,265	—	—	(245,666)
Total	$(5,050,367)	$4,702,593	$—	$—	$(347,774)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee may be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$46,021,257
Long-term capital gains	14,844,806
Total distributions	$60,866,063

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$736,312,800
Gross appreciation	111,209,761
Gross depreciation	(17,287,132)
Net unrealized appreciation (depreciation)	$93,922,629

As of 12/31/15
Undistributed long-term capital gain	44,257,806
Other temporary differences	(6,366,802)
Net unrealized appreciation (depreciation)	37,725,729

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$3,735,562	$—	$1,145,311
Service Class	—	42,286,134	—	13,699,056
Total	$—	$46,021,696	$—	$14,844,367

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will terminate on April 27, 2017. For the six months ended June 30, 2016, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $29,519, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Effective April 28, 2017, the management fee will be computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Next $300 million up to $2.5 billion of average daily net assets	0.675%
Average daily net assets in excess of $2.5 billion	0.65%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $11,343, which equated to 0.0028% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $599.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0171% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $833 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $531,869 and $1,206,858, respectively. The sales transactions resulted in net realized gains (losses) of $(106,578).

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$20,393,913	$37,921,702
Investments (non-U.S. Government securities)	$134,336,462	$202,858,621

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	56,356	$881,699	114,930	$1,816,640
Service Class	333,984	5,046,293	561,096	9,001,816
	390,340	$5,927,992	676,026	$10,818,456
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	329,121	$4,880,873
Service Class	—	—	3,824,125	55,985,190
	—	$—	4,153,246	$60,866,063
Shares reacquired
Initial Class	(447,155)	$(6,822,581)	(871,802)	$(13,802,506)
Service Class	(3,632,954)	(54,912,678)	(8,105,528)	(129,138,527)
	(4,080,109)	$(61,735,259)	(8,977,330)	$(142,941,033)
Net change
Initial Class	(390,799)	$(5,940,882)	(427,751)	$(7,104,993)
Service Class	(3,298,970)	(49,866,385)	(3,720,307)	(64,151,521)
	(3,689,769)	$(55,807,267)	(4,148,058)	$(71,256,514)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $2,200 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,979,526	181,790,738	(141,383,837)	56,386,427

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$77,939	$56,386,427

MFS Global Tactical Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

SEMIANNUAL REPORT

June 30, 2016

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	52.4%
U.S. Treasury Securities	29.9%
U.S. Government Agencies	8.7%
Commercial Mortgage-Backed Securities	3.6%
Investment Grade Corporates	2.2%
Collateralized Debt Obligations	0.4%
Asset-Backed Securities	0.3%
Non-U.S. Government Bonds	0.2%
Emerging Markets Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	2.4%
AA	1.8%
A	1.0%
BBB	0.8%
BB	0.6%
B	0.3%
U.S. Government	31.1%
Federal Agencies	61.1%
Not Rated	(1.2)%
Cash & Cash Equivalents	0.9%
Other	1.2%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	6.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.59%	$1,000.00	$1,041.67	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,021.93	$2.97
Service Class	Actual	0.84%	$1,000.00	$1,039.56	$4.26
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 98.6%
Agency – Other – 4.6%
Financing Corp., 9.4%, 2/08/2018	$6,495,000	$7,399,390
Financing Corp., 9.8%, 4/06/2018	7,760,000	9,001,833
Financing Corp., 10.35%, 8/03/2018	3,915,000	4,694,148
Financing Corp., STRIPS, 0%, 11/30/2017	10,160,000	10,062,789

		$31,158,160

Asset-Backed & Securitized – 4.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	$1,417,438	$1,432,338
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.912%, 12/17/2018	894,671	895,120
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	2,869,935	2,883,309
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,633,218
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.137%, 9/15/2039	1,668,083	1,721,725
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/2039	1,983,044	2,004,487
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.137%, 9/15/2039	1,882,777	1,946,553
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	155,441
CWCapital Cobalt Ltd., “A4”, FRN, 5.956%, 5/15/2046	2,664,953	2,746,840
Dryden XXIII Senior Loan Fund, 2012-23A, “A1R”, FRN, 1.538%, 7/17/2023 (n)	1,417,000	1,410,736
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.042%, 8/15/2020	960,000	959,714
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.813%, 1/19/2025 (n)	1,470,987	1,452,817
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.131%, 2/15/2051	31,840	31,775
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.927%, 6/15/2049	3,985,116	4,056,780
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/2049	2,141,000	2,137,580
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	2,091,888
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	968,199

		$28,528,520

Automotive – 0.4%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$1,014,000	$1,032,744
Hyundai Capital America, 2%, 3/19/2018 (n)	1,115,000	1,121,991
Hyundai Capital America, 2.4%, 10/30/2018 (n)	222,000	225,101

		$2,379,836

Issuer	Shares/Par	Value ($)

BONDS – continued
Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,271,000	$1,339,353

Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$579,425

Computer Software – Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$1,696,000	$1,800,433

Consumer Products – 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$1,293,000	$1,347,024

Food & Beverages – 0.0%
Mead Johnson Nutrition Co., 3%, 11/15/2020	$6,000	$6,268

Local Authorities – 0.8%
State of California (Build America Bonds), 7.6%, 11/01/2040	$1,935,000	$3,130,056
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	365,000	394,999
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,813,450

		$5,338,505

Mortgage – Backed – 52.3%
Fannie Mae, 3%, 10/01/2030	$4,239,714	$4,447,186
Fannie Mae, 4%, 9/01/2040 – 7/01/2043	6,025,333	6,476,967
Fannie Mae, 6.5%, 11/01/2016 – 10/01/2037	1,250,936	1,475,246
Fannie Mae, 5.599%, 1/01/2017	9,344	9,344
Fannie Mae, 6%, 4/01/2017 – 7/01/2037	1,694,920	1,936,907
Fannie Mae, 5.5%, 8/01/2017 – 3/01/2038	13,773,465	15,530,752
Fannie Mae, 5.189%, 1/01/2018	173,699	178,100
Fannie Mae, 3.8%, 2/01/2018	606,730	626,247
Fannie Mae, 5%, 2/01/2018 – 3/01/2041	10,409,180	11,537,776
Fannie Mae, 4%, 3/01/2018 – 2/01/2045	44,808,805	48,122,132
Fannie Mae, 4.19%, 3/01/2018	371,746	385,852
Fannie Mae, 3.99%, 4/01/2018	600,000	624,082
Fannie Mae, 3.741%, 6/01/2018	589,885	611,316
Fannie Mae, 5.6%, 1/01/2019	448,882	488,567
Fannie Mae, 5.1%, 3/01/2019	179,896	196,568
Fannie Mae, 4.5%, 6/01/2019 – 6/01/2044	29,918,467	32,684,044
Fannie Mae, 4.839%, 8/01/2019	1,673,913	1,841,131
Fannie Mae, 5.05%, 8/01/2019	304,187	335,921
Fannie Mae, 4.67%, 9/01/2019	513,677	563,636
Fannie Mae, 4.83%, 9/01/2019	361,694	398,236
Fannie Mae, 1.99%, 10/01/2019	968,295	980,947
Fannie Mae, 1.97%, 11/01/2019	373,412	382,515
Fannie Mae, 4.88%, 3/01/2020	262,663	280,796
Fannie Mae, 4.14%, 8/01/2020	434,216	476,949
Fannie Mae, 2.56%, 10/01/2021	238,062	245,960
Fannie Mae, 2.67%, 3/01/2022	461,917	486,222
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,626,083
Fannie Mae, 2.73%, 4/01/2023	519,685	547,584
Fannie Mae, 2.41%, 5/01/2023	655,781	681,490

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage – Backed – continued
Fannie Mae, 2.55%, 5/01/2023	$565,010	$591,848
Fannie Mae, 2.59%, 5/01/2023	359,297	377,242
Fannie Mae, 4.5%, 5/01/2025	180,763	193,559
Fannie Mae, 3%, 3/01/2027 – 12/01/2030	18,212,853	19,111,342
Fannie Mae, 3.5%, 1/01/2042 – 10/01/2045	6,087,692	6,454,947
Fannie Mae, 3.5%, 4/01/2043	1,134,012	1,199,218
Fannie Mae, FRN, 0.803%, 5/25/2018	1,354,942	1,354,041
Freddie Mac, 4%, 4/01/2044 – 9/01/2044	6,688,572	7,160,804
Freddie Mac, 3.154%, 2/25/2018	2,021,368	2,079,042
Freddie Mac, 5%, 9/01/2018 – 6/01/2040	2,063,406	2,271,003
Freddie Mac, 2.22%, 12/25/2018	1,500,000	1,538,217
Freddie Mac, 2.086%, 3/25/2019	1,800,000	1,843,458
Freddie Mac, 1.883%, 5/25/2019	3,750,000	3,823,517
Freddie Mac, 6%, 8/01/2019 – 10/01/2038	4,424,249	5,055,477
Freddie Mac, 2.456%, 8/25/2019	1,862,000	1,930,126
Freddie Mac, 4.186%, 8/25/2019	814,000	882,590
Freddie Mac, 1.869%, 11/25/2019	3,000,000	3,059,948
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,589,196
Freddie Mac, 2.313%, 3/25/2020	3,022,000	3,127,091
Freddie Mac, 4.224%, 3/25/2020	1,911,350	2,098,453
Freddie Mac, 3.808%, 8/25/2020	999,000	1,088,963
Freddie Mac, 3.034%, 10/25/2020	1,327,000	1,412,869
Freddie Mac, 2.791%, 1/25/2022	1,400,000	1,482,605
Freddie Mac, 5.5%, 5/01/2022 – 6/01/2041	3,583,273	4,025,377
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,708,466
Freddie Mac, 2.682%, 10/25/2022	1,500,000	1,586,133
Freddie Mac, 4.5%, 11/01/2022 – 5/01/2042	4,879,243	5,324,771
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,436,565
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,185,440
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,822,510
Freddie Mac, 3.3%, 4/25/2023	1,997,044	2,189,650
Freddie Mac, 3.06%, 7/25/2023	886,000	958,408
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,123,447
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,209,455
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,395,790
Freddie Mac, 4%, 7/01/2025 – 9/01/2045	5,143,370	5,501,143
Freddie Mac, 3.01%, 7/25/2025	904,000	972,591
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,793,434
Freddie Mac, 3%, 11/01/2030 – 5/01/2043	18,593,749	19,522,372
Freddie Mac, 6.5%, 8/01/2032 – 5/01/2037	815,426	967,193
Freddie Mac, 3.5%, 12/01/2041 – 12/01/2045	30,803,247	32,567,214
Ginnie Mae, 5.5%, 7/15/2033 – 1/20/2042	2,742,734	3,129,470
Ginnie Mae, 4.5%, 8/15/2039 – 9/20/2041	6,817,940	7,541,706
Ginnie Mae, 4%, 10/15/2039 – 4/20/2041	1,441,158	1,551,420
Ginnie Mae, 3.5%, 12/15/2041 – 12/20/2045	31,051,456	33,044,673
Ginnie Mae, 3%, 7/20/2043	3,689,567	3,870,548
Ginnie Mae, 5.612%, 4/20/2058	31,501	31,864
Ginnie Mae, 6.357%, 4/20/2058	77,887	84,086

		$350,447,838

Other Banks & Diversified Financials – 0.2%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,492,000	$1,525,607

Issuer	Shares/Par	Value ($)

BONDS – continued
Restaurants – 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$604,000	$630,578

Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,447,194

U.S. Government Agencies and Equivalents – 3.9%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,517,995
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,572,380
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,161,844
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,277,150
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	2,742,000	2,903,751
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	612,715
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	792,310
Private Export Funding Corp., 1.875%, 7/15/2018	2,300,000	2,346,897
Small Business Administration, 6.35%, 4/01/2021	147,132	159,494
Small Business Administration, 6.34%, 5/01/2021	122,683	133,056
Small Business Administration, 6.44%, 6/01/2021	189,712	204,989
Small Business Administration, 6.625%, 7/01/2021	233,606	254,294
Small Business Administration, 6.07%, 3/01/2022	191,384	207,120
Small Business Administration, 4.98%, 11/01/2023	258,119	282,774
Small Business Administration, 4.77%, 4/01/2024	545,304	587,853
Small Business Administration, 5.52%, 6/01/2024	256,897	283,055
Small Business Administration, 4.99%, 9/01/2024	42,124	45,739
Small Business Administration, 5.11%, 4/01/2025	393,730	430,495
Small Business Administration, 2.21%, 2/01/2033	1,137,910	1,154,527
Small Business Administration, 2.22%, 3/01/2033	2,045,879	2,085,974
Small Business Administration, 3.15%, 7/01/2033	1,892,861	2,006,849
Small Business Administration, 3.16%, 8/01/2033	1,049,473	1,109,627
Small Business Administration, 3.62%, 9/01/2033	681,809	744,947
Tennessee Valley Authority, 1.75%, 10/15/2018	1,889,000	1,928,168
U.S. Department of Housing & Urban Development, 6.36%, 8/01/2016	113,000	113,252
U.S. Department of Housing & Urban Development, 6.59%, 8/01/2016	157,000	157,043

		$26,074,298

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 30.9%
U.S. Treasury Bonds, 7.5%, 11/15/2016	$218,000	$223,776
U.S. Treasury Bonds, 7.875%, 2/15/2021	177,000	232,174
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,874,958
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,801,056
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,788,635
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	487,192
U.S. Treasury Bonds, 5.25%, 2/15/2029	284,000	401,571
U.S. Treasury Bonds, 5%, 5/15/2037	488,000	750,148
U.S. Treasury Bonds, 4.375%, 2/15/2038	527,000	751,263
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	19,893,500	28,758,541
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	9,638,604
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	15,202,570
U.S. Treasury Bonds, 2.5%, 2/15/2045	7,804,000	8,125,002
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	8,667,719	8,754,847
U.S. Treasury Notes, 0.875%, 12/31/2016	21,368,000	21,417,317
U.S. Treasury Notes, 2.625%, 4/30/2018	3,749,000	3,887,537
U.S. Treasury Notes, 2.75%, 2/15/2019	13,302,400	14,021,554
U.S. Treasury Notes, 3.125%, 5/15/2019	4,427,000	4,731,702
U.S. Treasury Notes, 1%, 6/30/2019	6,347,000	6,400,804
U.S. Treasury Notes, 2.625%, 8/15/2020	8,002,000	8,554,634
U.S. Treasury Notes, 2%, 11/30/2020	4,541,000	4,745,168

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.125%, 5/15/2021	$1,901,000	$2,091,471
U.S. Treasury Notes, 1.75%, 5/15/2022	23,412,000	24,192,088
U.S. Treasury Notes, 2.5%, 8/15/2023	22,561,000	24,440,783
U.S. Treasury Notes, 2.5%, 5/15/2024	7,953,000	8,638,016
U.S. Treasury Notes, 2%, 8/15/2025	438,000	457,898

		$207,369,309

Utilities – Electric Power – 0.2%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	$1,139,000	$1,147,001

Total Bonds (Identified Cost, $626,055,460)		$661,119,349

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	11,770,252	$11,770,252

Total Investments (Identified Cost, $637,825,712)		$672,889,601

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(2,300,123)

NET ASSETS – 100.0%		$670,589,478

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,736,252, representing 0.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TIPS	Treasury Inflation Protected Security

Derivative Contracts at 6/30/16

Futures Contracts at 6/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	18	$2,393,719	September - 2016	$(65,034)
U.S. Treasury Bond 30 yr (Short)	USD	33	5,687,344	September - 2016	(334,504)

					$(399,538)

At June 30, 2016, the fund had liquid securities with an aggregate value of $161,909 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $626,055,460)	$661,119,349
Underlying affiliated funds, at cost and value	11,770,252
Total investments, at value (identified cost, $637,825,712)	$672,889,601
Receivables for
Daily variation margin on open futures contracts	23,062
Fund shares sold	1,701,301
Interest	3,371,006
Other assets	2,771
Total assets		$677,987,741
Liabilities
Payables for
Investments purchased	$6,364,661
Fund shares reacquired	875,317
Payable to affiliates
Investment adviser	20,538
Shareholder servicing costs	77
Distribution and/or service fees	3,470
Accrued expenses and other liabilities	134,200
Total liabilities		$7,398,263
Net assets		$670,589,478
Net assets consist of
Paid-in capital	$632,752,743
Unrealized appreciation (depreciation) on investments	34,664,350
Accumulated net realized gain (loss) on investments	(21,374,355)
Undistributed net investment income	24,546,740
Net assets		$670,589,478
Shares of beneficial interest outstanding		50,770,649

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$416,158,316	31,412,325	$13.25
Service Class	254,431,162	19,358,324	13.14

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Interest	$9,887,731
Dividends from underlying affiliated funds	30,239
Total investment income		$9,917,970
Expenses
Management fee	$1,844,212
Distribution and/or service fees	318,351
Shareholder servicing costs	7,010
Administrative services fee	58,291
Independent Trustees’ compensation	7,065
Custodian fee	33,925
Shareholder communications	20,051
Audit and tax fees	29,843
Legal fees	2,990
Miscellaneous	15,730
Total expenses		$2,337,468
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(24,032)
Net expenses		$2,313,432
Net investment income		$7,604,538
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$1,909,865
Futures contracts	(635,150)
Net realized gain (loss) on investments	$1,274,715
Change in unrealized appreciation (depreciation)
Investments	$18,511,903
Futures contracts	(431,427)
Net unrealized gain (loss) on investments		$18,080,476
Net realized and unrealized gain (loss) on investments		$19,355,191
Change in net assets from operations		$26,959,729

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$7,604,538	$14,821,331
Net realized gain (loss) on investments	1,274,715	708,610
Net unrealized gain (loss) on investments	18,080,476	(12,192,370)
Change in net assets from operations	$26,959,729	$3,337,571
Distributions declared to shareholders
From net investment income	$—	$(19,475,459)
Change in net assets from fund share transactions	$(37,353,344)	$(86,971,604)
Total change in net assets	$(10,393,615)	$(103,109,492)
Net assets
At beginning of period	680,983,093	784,092,585
At end of period (including undistributed net investment income of $24,546,740 and $16,942,202, respectively)	$670,589,478	$680,983,093

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.72		$13.02	$12.73	$13.49	$13.72	$13.27
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.27	$0.26	$0.25	$0.32	$0.39
Net realized and unrealized gain (loss) on investments	0.38		(0.21)	0.35	(0.60)	0.03 (g)	0.58
Total from investment operations	$0.53		$0.06	$0.61	$(0.35)	$0.35	$0.97
Less distributions declared to shareholders
From net investment income	$—		$(0.36)	$(0.32)	$(0.30)	$(0.45)	$(0.52)
From net realized gain on investments	—		—	—	(0.11)	(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.36)	$(0.32)	$(0.41)	$(0.58)	$(0.52)
Net asset value, end of period (x)	$13.25		$12.72	$13.02	$12.73	$13.49	$13.72
Total return (%) (k)(r)(s)(x)	4.17	(n)	0.47	4.86	(2.59)	2.53	7.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.60	0.60	0.60	0.60	0.63
Expenses after expense reductions (f)	0.59	(a)	0.59	0.59	0.59	0.60	N/A
Net investment income	2.36	(a)	2.09	2.04	1.89	2.33	2.88
Portfolio turnover	21	(n)	81	61	130	78	29
Net assets at end of period (000 omitted)	$416,158		$424,025	$484,573	$510,317	$537,397	$264,328

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.64		$12.93	$12.63	$13.39	$13.62	$13.18
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.24	$0.23	$0.21	$0.29	$0.35
Net realized and unrealized gain (loss) on investments	0.36		(0.21)	0.36	(0.60)	0.02 (g)	0.57
Total from investment operations	$0.50		$0.03	$0.59	$(0.39)	$0.31	$0.92
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.29)	$(0.26)	$(0.41)	$(0.48)
From net realized gain on investments	—		—	—	(0.11)	(0.13)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.32)	$(0.29)	$(0.37)	$(0.54)	$(0.48)
Net asset value, end of period (x)	$13.14		$12.64	$12.93	$12.63	$13.39	$13.62
Total return (%) (k)(r)(s)(x)	3.96	(n)	0.26	4.67	(2.90)	2.27	7.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.85	0.85	0.85	0.85	0.88
Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	0.84	0.85	N/A
Net investment income	2.11	(a)	1.84	1.79	1.63	2.16	2.64
Portfolio turnover	21	(n)	81	61	130	78	29
Net assets at end of period (000 omitted)	$254,431		$256,958	$299,520	$348,419	$404,321	$420,164
See Notes to Financial Statements

10

MFS Government Securities Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting

See Notes to Financial Statements

11

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$264,601,767	$—	$264,601,767
Non-U.S. Sovereign Debt	—	1,447,194	—	1,447,194
U.S. Corporate Bonds	—	13,221,332	—	13,221,332
Residential Mortgage-Backed Securities	—	350,447,838	—	350,447,838
Commercial Mortgage-Backed Securities	—	23,810,128	—	23,810,128
Asset-Backed Securities (including CDOs)	—	4,718,393	—	4,718,393
Foreign Bonds	—	2,872,697	—	2,872,697
Mutual Funds	11,770,252	—	—	11,770,252
Total Investments	$11,770,252	$661,119,349	$—	$672,889,601

Other Financial Instruments
Futures Contracts	$(399,538)	$—	$—	$(399,538)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(399,538)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. The current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(635,150)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(431,427)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date.Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$19,475,459

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$647,652,019
Gross appreciation	31,094,030
Gross depreciation	(5,856,448)
Net unrealized appreciation (depreciation)	$25,237,582

As of 12/31/15
Undistributed ordinary income	16,945,263
Capital loss carryforwards	(13,187,990)
Other temporary differences	(71,298)
Net unrealized appreciation (depreciation)	7,191,031

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(2,893,776)
Long-Term	(10,294,214)
Total	$(13,187,990)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$12,503,845
Service Class	—	6,971,614
Total	$—	$19,475,459

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $24,032, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

16

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by

MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $5,858, which equated to 0.0017% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,152.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $678 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$125,558,152	$141,612,106
Investments (non-U.S. Government securities)	$12,901,549	$9,132,440

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	536,894	$6,979,028	680,256	$8,816,297
Service Class	1,049,367	13,595,716	1,436,688	18,475,471
	1,586,261	$20,574,744	2,116,944	$27,291,768
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	979,925	$12,503,845
Service Class	—	—	549,812	6,971,614
	—	$—	1,529,737	$19,475,459
Shares reacquired
Initial Class	(2,448,139)	$(31,801,682)	(5,545,471)	$(71,845,670)
Service Class	(2,021,054)	(26,126,406)	(4,816,861)	(61,893,161)
	(4,469,193)	$(57,928,088)	(10,362,332)	$(133,738,831)

17

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,911,245)	$(24,822,654)	(3,885,290)	$(50,525,528)
Service Class	(971,687)	(12,530,690)	(2,830,361)	(36,446,076)
	(2,882,932)	$(37,353,344)	(6,715,651)	$(86,971,604)

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 27% and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,788 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	52,758,836	70,931,023	(111,919,607)	11,770,252

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,239	$11,770,252

18

MFS Government Securities Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

SEMIANNUAL REPORT

June 30, 2016

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

HYS-SEM

MFS® HIGH YIELD PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	6.3%
Midstream	5.9%
Cable TV	5.5%
Metals & Mining	5.0%
Energy-Independent	4.6%

Composition including fixed income credit quality (a)(i)
BBB	3.2%
BB	40.4%
B	39.5%
CCC	14.8%
CC	0.5%
C	0.1%
D	0.3%
Not Rated	(1.3)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	0.9%
Other	1.6%

Portfolio facts (i)
Average Duration (d)	4.1
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.72%	$1,000.00	$1,071.82	$3.71
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62
Service Class	Actual	0.97%	$1,000.00	$1,070.76	$4.99
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.9%
Aerospace – 0.9%
Bombardier, Inc., 6.125%, 1/15/2023 (n)	$716,000	$610,355
Bombardier, Inc., 7.5%, 3/15/2025 (n)	15,000	12,975
CPI International, Inc., 8.75%, 2/15/2018	2,484,000	2,465,370
TransDigm, Inc., 6%, 7/15/2022	390,000	392,020
TransDigm, Inc., 6.5%, 7/15/2024	955,000	968,733

		$4,449,453

Asset-Backed & Securitized – 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.9%, 12/10/2049	$2,086,863	$178,884
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	1,516,822	167,685
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.619%, 4/26/2050 (a)(p)(z)	1,112,876	11

		$346,580

Automotive – 1.9%
Accuride Corp., 9.5%, 8/01/2018	$2,215,000	$2,051,533
Gates Global LLC, 6%, 7/15/2022 (n)	895,000	783,125
Lear Corp., 4.75%, 1/15/2023	1,340,000	1,376,850
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)	430,000	438,600
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	1,030,000	1,051,888
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	560,000	582,400
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	1,600,000	1,622,000
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,245,000	1,261,334

		$9,167,730

Broadcasting – 2.6%
Activision Blizzard, Inc., 6.125%, 9/15/2023 (n)	$1,400,000	$1,522,500
AMC Networks, Inc., 5%, 4/01/2024	1,335,000	1,321,483
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	650,000	625,625
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	585,000	556,628
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	1,125,000	1,125,000
iHeartMedia, Inc., 9%, 3/01/2021	1,729,000	1,218,945
Liberty Media Corp., 8.5%, 7/15/2029	1,440,000	1,519,200
Match Group, Inc., 6.375%, 6/01/2024 (n)	1,185,000	1,232,400
Netflix, Inc., 5.375%, 2/01/2021	1,145,000	1,215,979
Netflix, Inc., 5.875%, 2/15/2025	670,000	702,663
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	1,520,000	1,586,500

		$12,626,923

Building – 3.6%
Allegion PLC, 5.875%, 9/15/2023	$750,000	$795,000
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	1,900,000	1,985,500

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – continued
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	$1,500,000	$1,571,250
Building Materials Corp. of America, 5.375%, 11/15/2024 (n)	1,135,000	1,154,863
Building Materials Corp. of America, 6%, 10/15/2025 (n)	1,055,000	1,102,475
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025	1,215,000	1,151,213
Gibraltar Industries, Inc., 6.25%, 2/01/2021	1,640,000	1,648,200
HD Supply, Inc, 5.75%, 4/15/2024 (n)	1,095,000	1,138,800
HD Supply, Inc., 7.5%, 7/15/2020	1,740,000	1,822,476
Headwaters, Inc., 7.25%, 1/15/2019	724,000	738,480
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	1,890,000	1,838,025
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	1,985,000	1,956,456
U.S. Concrete, Inc., 6.375%, 6/01/2024 (n)	260,000	260,000

		$17,162,738

Business Services – 1.4%
Equinix, Inc., 4.875%, 4/01/2020	$1,325,000	$1,374,688
Equinix, Inc., 5.375%, 4/01/2023	1,145,000	1,182,213
Equinix, Inc., 5.375%, 1/01/2022	320,000	330,400
Iron Mountain, Inc., REIT, 6%, 8/15/2023	1,500,000	1,578,750
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	800,000	837,000
NeuStar, Inc., 4.5%, 1/15/2023	1,630,000	1,467,000

		$6,770,051

Cable TV – 5.4%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$2,255,000	$2,214,117
CCO Holdings LLC, 5.25%, 9/30/2022	250,000	256,563
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	1,090,000	1,122,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	1,395,000	1,468,098
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	1,445,000	1,453,128
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	565,000	573,475
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	1,125,000	1,143,900
DISH DBS Corp., 5%, 3/15/2023	1,090,000	991,900
DISH DBS Corp., 5.875%, 11/15/2024	1,665,000	1,548,450
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	860,000	627,800
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,465,000	988,875
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,760,000	1,117,600
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	440,000	433,400
Intelsat Luxembourg S.A., 8.125%, 6/01/2023	1,875,000	464,063

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EU	R945,000	$1,156,207
Lynx I Corp., 5.375%, 4/15/2021 (n)		$553,500	563,186
Lynx II Corp., 6.375%, 4/15/2023 (n)		1,185,000	1,185,000
Neptune Finco Corp., 10.875%, 10/15/2025 (n)		1,015,000	1,160,267
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		770,000	746,962
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,355,000	1,400,731
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		950,000	945,844
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		1,605,000	1,613,025
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		835,000	855,792
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	191,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		790,000	764,325
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		735,000	709,275

			$25,696,183

Chemicals – 2.3%
Chemours Co., 6.625%, 5/15/2023		$1,335,000	$1,134,750
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/2021 (n)		1,280,000	1,348,800
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		1,105,000	1,234,838
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		750,000	627,225
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018		1,190,000	1,032,325
Momentive Performance Materials, Inc., 3.88%, 10/24/2021		1,485,000	1,178,719
Tronox Finance LLC, 6.375%, 8/15/2020		2,040,000	1,514,700
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		1,580,000	1,137,600
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		1,885,000	1,936,838

			$11,145,795

Computer Software – 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$620,000	$632,259
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)		1,440,000	1,552,389
VeriSign, Inc., 4.625%, 5/01/2023		1,895,000	1,918,688

			$4,103,336

Computer Software – Systems – 1.1%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022		$630,000	$658,350
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		915,000	944,738
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		2,025,000	2,070,563
Western Digital Corp., 10.5%, 4/01/2024 (n)		1,560,000	1,669,200

			$5,342,851

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – 2.7%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/2020 (n)	$1,135,000	$1,001,638
Amsted Industries Co., 5%, 3/15/2022 (n)	2,180,000	2,180,000
BC Mountain LLC, 7%, 2/01/2021 (n)	1,975,000	1,703,438
EnerSys, 5%, 4/30/2023 (n)	2,740,000	2,705,750
Enpro Industries, Inc., 5.875%, 9/15/2022	1,860,000	1,869,300
Entegris, Inc., 6%, 4/01/2022 (n)	1,625,000	1,663,594
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	1,890,000	1,715,175

		$12,838,895

Construction – 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$930,000	$133,688
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	807,000	117,713

		$251,401

Consumer Products – 1.3%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$1,915,000	$1,917,394
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	1,055,000	1,070,825
Spectrum Brands, Inc., 6.375%, 11/15/2020	1,080,000	1,127,250
Spectrum Brands, Inc., 5.75%, 7/15/2025	905,000	942,331
Sun Products Corp., 7.75%, 3/15/2021 (n)	1,105,000	1,145,056

		$6,202,856

Consumer Services – 2.8%
ADT Corp., 4.125%, 6/15/2023	$885,000	$828,581
ADT Corp., 6.25%, 10/15/2021	2,340,000	2,486,250
CEB, Inc., 5.625%, 6/15/2023 (n)	1,180,000	1,149,025
Garda World Security Corp., 7.25%, 11/15/2021 (n)	1,065,000	859,988
Garda World Security Corp., 7.25%, 11/15/2021 (n)	1,445,000	1,166,838
Interval Acquisition Corp., 5.625%, 4/15/2023	2,490,000	2,496,225
Mobile Mini, Inc., 5.875%, 7/01/2024 (n)	1,700,000	1,746,750
Monitronics International, Inc., 9.125%, 4/01/2020	1,805,000	1,498,150
Service Corp. International, 5.375%, 5/15/2024	1,070,000	1,110,125

		$13,341,932

Containers – 3.9%
Ball Corp., 5%, 3/15/2022	$1,195,000	$1,268,493
Berry Plastics Group, Inc., 6%, 10/15/2022	500,000	516,875
Berry Plastics Group, Inc., 5.5%, 5/15/2022	2,200,000	2,252,250
Crown American LLC, 4.5%, 1/15/2023	1,827,000	1,863,540
Multi-Color Corp., 6.125%, 12/01/2022 (n)	1,770,000	1,809,825
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	1,652,000	1,685,040
Reynolds Group, 8.25%, 2/15/2021	2,070,000	2,165,468
Reynolds Group, 5.75%, 10/15/2020	1,265,000	1,306,113
Reynolds Group, 7%, 7/15/2024 (z)	105,000	108,098
Reynolds Group, 5.125%, 7/15/2023 (z)	840,000	850,500
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,950,000	2,006,063

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – continued
Sealed Air Corp., 5.125%, 12/01/2024 (n)	$565,000	$579,831
Signode Industrial Group, 6.375%, 5/01/2022 (n)	2,095,000	2,003,344

		$18,415,440

Electronics – 1.6%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$760,000	$729,600
Advanced Micro Devices, Inc., 7%, 7/01/2024	720,000	608,400
Micron Technology, Inc., 5.875%, 2/15/2022	1,045,000	982,300
Micron Technology, Inc., 5.5%, 2/01/2025	1,205,000	1,024,250
NXP B.V., 5.75%, 2/15/2021 (n)	745,000	772,938
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)	1,770,000	1,849,650
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	835,000	866,830
Sensata Technologies B.V., 5%, 10/01/2025 (n)	855,000	858,753

		$7,692,721

Energy – Independent – 4.5%
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	$2,120,000	$869,200
Bonanza Creek Energy, Inc., 5.75%, 2/01/2023	495,000	199,238
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	545,000	524,563
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	2,070,000	1,242,000
Chesapeake Energy Corp., 5.75%, 3/15/2023	1,360,000	870,400
Concho Resources, Inc., 5.5%, 4/01/2023	1,315,000	1,318,288
Continental Resources, Inc., 4.5%, 4/15/2023	775,000	722,688
EP Energy LLC, 9.375%, 5/01/2020	560,000	396,200
EP Energy LLC, 7.75%, 9/01/2022	2,165,000	1,320,650
Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,715,000	1,584,231
QEP Resources, Inc., 5.25%, 5/01/2023	2,840,000	2,612,800
Range Resources Corp., 4.875%, 5/15/2025	1,500,000	1,428,750
Rice Energy, Inc., 7.25%, 5/01/2023	275,000	279,125
RSP Permian, Inc., 6.625%, 10/01/2022	1,045,000	1,076,350
Sanchez Energy Corp., 6.125%, 1/15/2023	2,410,000	1,861,725
SM Energy Co., 6.5%, 11/15/2021	1,765,000	1,654,688
SM Energy Co., 6.125%, 11/15/2022	1,060,000	973,875
Whiting Petroleum Corp., 6.25%, 4/01/2023	1,100,000	984,500
WPX Energy, Inc., 6%, 1/15/2022	1,935,000	1,799,550

		$21,718,821

Energy – Integrated – 0.5%
Cenovus Energy, Inc., 4.45%, 9/15/2042	$1,100,000	$875,329
Cenovus Energy, Inc., 6.75%, 11/15/2039	1,374,000	1,442,891

		$2,318,220

Entertainment – 1.4%
Carmike Cinemas, Inc., 6%, 6/15/2023 (n)	$900,000	$936,000
Cedar Fair LP, 5.25%, 3/15/2021	1,685,000	1,726,375

Issuer	Shares/Par	Value ($)

BONDS – continued
Entertainment – continued
Cedar Fair LP, 5.375%, 6/01/2024	$590,000	$607,700
Cinemark USA, Inc., 5.125%, 12/15/2022	1,120,000	1,139,600
Cinemark USA, Inc., 4.875%, 6/01/2023	720,000	712,800
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	1,700,000	1,753,125

		$6,875,600

Financial Institutions – 5.1%
Aircastle Ltd., 4.625%, 12/15/2018	$835,000	$860,050
Aircastle Ltd., 5.125%, 3/15/2021	1,015,000	1,055,600
Aircastle Ltd., 5.5%, 2/15/2022	865,000	899,600
CIT Group, Inc., 6.625%, 4/01/2018 (n)	1,925,000	2,030,875
CIT Group, Inc., 5.5%, 2/15/2019 (n)	1,898,000	1,985,783
CIT Group, Inc., 5.25%, 3/15/2018	785,000	808,770
CIT Group, Inc., 5%, 8/15/2022	630,000	641,025
Credit Acceptance Corp., 7.375%, 3/15/2023	740,000	710,400
Credit Acceptance Corp., 6.125%, 2/15/2021	236,000	224,790
Icahn Enterprises LP, 6%, 8/01/2020	1,520,000	1,501,000
Icahn Enterprises LP, 5.875%, 2/01/2022	2,165,000	2,040,794
Lincoln Finance Ltd., 7.375%, 4/15/2021 (n)	1,255,000	1,298,925
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	2,330,000	2,184,375
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	820,000	793,350
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	550,000	470,250
Navient Corp., 8%, 3/25/2020	2,430,000	2,483,168
Navient Corp., 7.25%, 1/25/2022	2,070,000	1,971,675
Navient Corp., 6.125%, 3/25/2024	1,055,000	925,763
Navient Corp., 5.875%, 3/25/2021	395,000	373,026
PHH Corp., 6.375%, 8/15/2021	1,330,000	1,167,075

		$24,426,294

Food & Beverages – 1.5%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$1,460,000	$1,506,545
JBS Investments GmbH, 7.25%, 4/03/2024	455,000	468,514
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,180,000	1,143,125
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	1,000,000	1,046,250
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	1,775,000	1,850,438
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (z)	1,320,000	1,353,000

		$7,367,872

Forest & Paper Products – 0.4%
Appvion, Inc., 9%, 6/01/2020 (n)	$1,680,000	$949,200
Tembec Industries, Inc., 9%, 12/15/2019 (n)	1,080,000	837,000

		$1,786,200

Gaming & Lodging – 3.3%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$1,605,000	$1,681,238
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	260,000	267,800

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,685,000	$1,758,719
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	1,670,000	1,732,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	1,975,000	2,044,125
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	620,000	646,350
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	1,760,000	1,826,000
MGM Resorts International, 6.625%, 12/15/2021	1,720,000	1,870,500
MGM Resorts International, 6%, 3/15/2023	1,410,000	1,487,550
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	1,990,000	2,029,800
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	595,000	590,538

		$15,935,245

Industrial – 1.4%
Anixter, Inc., 5.125%, 10/01/2021	$1,485,000	$1,507,275
Dematic S.A., 7.75%, 12/15/2020 (n)	2,840,000	2,974,900
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	2,110,000	2,125,825

		$6,608,000

Insurance – Health – 0.4%
Centene Escrow Corp., 5.625%, 2/15/2021 (n)	$925,000	$964,313
Centene Escrow Corp., 6.125%, 2/15/2024 (n)	740,000	786,713

		$1,751,026

Machinery & Tools – 1.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$1,650,000	$1,658,250
CNH Industrial Capital LLC, 4.375%, 11/06/2020	2,515,000	2,540,150
H&E Equipment Services Co., 7%, 9/01/2022	1,965,000	2,033,775
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	1,115,000	657,850

		$6,890,025

Major Banks – 2.0%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$4,290,000	$4,354,350
Bank of America Corp., FRN, 6.3%, 12/29/2049	670,000	711,875
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	2,315,000	2,364,194
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	2,250,000	2,058,750

		$9,489,169

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 5.9%
AmSurg Corp., 5.625%, 7/15/2022	$1,160,000	$1,191,900
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	3,220,000	2,817,500
Davita Healthcare Partners, Inc., 5%, 5/01/2025	1,435,000	1,422,444
Davita, Inc., 5.125%, 7/15/2024	1,065,000	1,076,822
HCA, Inc., 7.5%, 2/15/2022	2,645,000	3,007,365
HCA, Inc., 5.875%, 3/15/2022	2,090,000	2,272,875
HCA, Inc., 4.75%, 5/01/2023	200,000	205,000
HCA, Inc., 5%, 3/15/2024	1,450,000	1,500,750
HCA, Inc., 4.25%, 10/15/2019	805,000	839,213
HCA, Inc., 5.375%, 2/01/2025	1,175,000	1,204,375
HCA, Inc., 5.875%, 2/15/2026	880,000	913,000
HealthSouth Corp., 5.125%, 3/15/2023	1,760,000	1,724,800
HealthSouth Corp., 5.75%, 11/01/2024	1,360,000	1,365,440
Quorum Health Corp., 11.625%, 4/15/2023 (n)	1,580,000	1,587,900
Tenet Healthcare Corp., 8%, 8/01/2020	2,300,000	2,354,625
Tenet Healthcare Corp., 4.5%, 4/01/2021	1,350,000	1,360,125
Tenet Healthcare Corp., 8.125%, 4/01/2022	975,000	999,180
Tenet Healthcare Corp., 6.75%, 6/15/2023	1,315,000	1,259,113
Universal Health Services, Inc., 7.625%, 8/15/2020	1,250,000	1,148,438

		$28,250,865

Medical Equipment – 1.2%
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	$1,485,000	$1,284,525
Hologic, Inc., 5.25%, 7/15/2022 (n)	2,055,000	2,147,475
Teleflex, Inc., 4.875%, 6/01/2026	630,000	636,300
Teleflex, Inc., 5.25%, 6/15/2024	1,400,000	1,414,000

		$5,482,300

Metals & Mining – 4.9%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$1,150,000	$954,500
Century Aluminum Co., 7.5%, 6/01/2021 (n)	1,550,000	1,395,000
Commercial Metals Co., 4.875%, 5/15/2023	1,653,000	1,562,085
Consol Energy, Inc., 5.875%, 4/15/2022	1,015,000	885,588
Consol Energy, Inc., 8%, 4/01/2023	1,120,000	991,200
Constellium N.V., 5.75%, 5/15/2024 (n)	385,000	303,188
Constellium N.V., 7.875%, 4/01/2021 (n)	710,000	732,188
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	2,166,000	1,862,760
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	652,000	503,670
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	1,820,000	1,592,500
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	1,075,000	862,688
GrafTech International Co., 6.375%, 11/15/2020	1,870,000	1,439,900
Hudbay Minerals, Inc., 9.5%, 10/01/2020	1,715,000	1,449,175
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	990,000	1,017,225
Kinross Gold Corp., 5.95%, 3/15/2024	835,000	824,563
Kinross Gold Corp., 5.125%, 9/01/2021	550,000	545,875
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	695,000	708,900

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	$675,000	$690,188
Plains Exploration & Production Co., 6.5%, 11/15/2020	285,000	285,604
Steel Dynamics, Inc., 5.25%, 4/15/2023	465,000	474,300
Steel Dynamics, Inc., 5.125%, 10/01/2021	975,000	998,156
Steel Dynamics, Inc., 5.5%, 10/01/2024	475,000	485,688
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	1,790,000	1,503,600
Suncoke Energy, Inc., 7.625%, 8/01/2019	301,000	282,940
TMS International Corp., 7.625%, 10/15/2021 (n)	1,365,000	948,675

		$23,300,156

Midstream – 5.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$1,265,000	$1,198,588
Crestwood Midstream Partners LP, 6%, 12/15/2020	1,110,000	1,048,950
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	905,000	837,125
Energy Transfer Equity LP, 7.5%, 10/15/2020	3,035,000	3,217,100
EnLink Midstream Partners LP, 4.4%, 4/01/2024	1,455,000	1,364,883
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	790,000	724,825
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	1,910,000	1,738,100
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,800,000	4,277,884
MPLX LP, 5.5%, 2/15/2023 (n)	2,115,000	2,148,834
MPLX LP, 4.5%, 7/15/2023 (n)	393,000	380,908
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,880,000	1,887,050
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,935,000	1,954,350
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	1,055,000	1,047,088
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,391,000	1,385,784
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/2021	570,000	547,200
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/2022	585,000	503,100
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	590,000	557,550
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	830,000	821,700
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	590,000	600,325
Williams Cos., Inc., 4.55%, 6/24/2024	1,550,000	1,423,675

		$27,665,019

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 2.0%
Centurylink, Inc., 7.65%, 3/15/2042	$1,970,000	$1,664,650
Centurylink, Inc., 6.45%, 6/15/2021	1,055,000	1,072,144
Frontier Communications Corp., 9%, 8/15/2031	775,000	681,516
Frontier Communications Corp., 6.25%, 9/15/2021	620,000	584,512
Frontier Communications Corp., 7.125%, 1/15/2023	1,480,000	1,324,600
Frontier Communications Corp., 11%, 9/15/2025	2,275,000	2,354,625
Telecom Italia Capital, 6%, 9/30/2034	730,000	697,150
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	1,310,000	1,306,725

		$9,685,922

Oil Services – 0.7%
Bristow Group, Inc., 6.25%, 10/15/2022	$2,098,000	$1,586,613
Unit Corp., 6.625%, 5/15/2021	965,000	745,463
Weatherford International Ltd., 8.25%, 6/15/2023	1,215,000	1,154,250

		$3,486,326

Oils – 0.7%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$1,350,000	$1,356,750
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	1,950,000	1,867,125

		$3,223,875

Other Banks & Diversified Financials – 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$1,447,000	$1,785,526
UBS Group AG, 6.875%, 12/29/2049	1,350,000	1,274,900

		$3,060,426

Pharmaceuticals – 2.0%
Capsugel S.A., 7%, 5/15/2019 (n)(p)	$533,000	$534,333
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	885,000	774,375
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/2022 (n)	1,995,000	1,850,363
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	825,000	783,750
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	740,000	660,169
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	2,895,000	2,554,838
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	1,135,000	973,490
Vantage Point Imaging, 7.5%, 7/15/2021 (n)	720,000	634,950
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	680,000	549,100

		$9,315,368

Precious Metals & Minerals – 0.6%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$1,860,000	$1,860,000
Teck Resources Ltd., 8%, 6/01/2021 (n)	790,000	813,700

		$2,673,700

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – 1.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,405,000	$2,453,100
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	1,100,000	1,133,000
TEGNA, Inc., 5.125%, 7/15/2020	515,000	531,094
TEGNA, Inc., 4.875%, 9/15/2021 (n)	620,000	635,500
TEGNA, Inc., 6.375%, 10/15/2023	1,390,000	1,476,875

		$6,229,569

Real Estate – Healthcare – 0.6%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021	$1,155,000	$1,192,538
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	1,555,000	1,613,313

		$2,805,851

Real Estate – Other – 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$2,455,000	$2,574,681
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	1,830,000	1,830,000

		$4,404,681

Restaurants – 0.3%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$1,465,000	$1,501,625

Retailers – 2.1%
Best Buy Co., Inc., 5.5%, 3/15/2021	$1,255,000	$1,336,575
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	1,655,000	1,520,531
Family Tree Escrow LLC, 5.75%, 3/01/2023 (n)	2,190,000	2,326,875
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	1,930,000	1,572,950
Rite Aid Corp., 9.25%, 3/15/2020	755,000	796,661
Rite Aid Corp., 6.75%, 6/15/2021	605,000	636,763
Rite Aid Corp., 6.125%, 4/01/2023 (n)	845,000	902,038
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,050,000	1,099,875

		$10,192,268

Specialty Chemicals – 0.8%
Chemtura Corp., 5.75%, 7/15/2021	$2,265,000	$2,287,650
Univar USA, Inc., 6.75%, 7/15/2023 (n)	1,765,000	1,742,938

		$4,030,588

Specialty Stores – 1.3%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$1,885,000	$1,941,550
Group 1 Automotive, Inc., 5%, 6/01/2022	2,345,000	2,309,825
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	1,665,000	1,723,275

		$5,974,650

Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$1,290,000	$1,331,925

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – 4.4%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (z)	$495,000	$483,244
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	1,230,000	1,242,300
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	1,265,000	1,056,275
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	802,000	596,488
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	1,736,000	1,475,600
Sprint Capital Corp., 6.875%, 11/15/2028	1,915,000	1,503,275
Sprint Corp., 7.875%, 9/15/2023	2,105,000	1,720,838
Sprint Corp., 7.125%, 6/15/2024	2,860,000	2,280,850
Sprint Nextel Corp., 9%, 11/15/2018 (n)	590,000	628,350
Sprint Nextel Corp., 6%, 11/15/2022	835,000	657,062
T-Mobile USA, Inc., 6.125%, 1/15/2022	300,000	314,625
T-Mobile USA, Inc., 6.5%, 1/15/2024	695,000	731,488
T-Mobile USA, Inc., 6.633%, 4/28/2021	1,185,000	1,238,325
T-Mobile USA, Inc., 6.25%, 4/01/2021	2,955,000	3,082,420
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,380,000	1,455,900
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	1,620,000	1,543,050
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)	1,050,000	1,029,000

		$21,039,090

Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$715,000	$717,681
Level 3 Financing, Inc., 5.375%, 5/01/2025	2,140,000	2,123,950

		$2,841,631

Transportation – Services – 1.3%
Jack Cooper Holdings Corp., 9.25%, 6/01/2020	$1,490,000	$957,325
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	1,204,000	945,140
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	1,525,000	678,625
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	368,000	259,440
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	925,000	712,250
Stena AB, 7%, 2/01/2024 (n)	1,760,000	1,386,000
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,405,000	1,053,750
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)	585,000	117,000

		$6,109,530

Utilities – Electric Power – 2.1%
Calpine Corp., 5.5%, 2/01/2024	$1,185,000	$1,143,525
Covanta Holding Corp., 7.25%, 12/01/2020	1,570,000	1,617,100
Covanta Holding Corp., 6.375%, 10/01/2022	400,000	411,000
Covanta Holding Corp., 5.875%, 3/01/2024	765,000	742,050
Dynegy, Inc., 7.375%, 11/01/2022	2,500,000	2,412,500
NRG Energy, Inc., 8.25%, 9/01/2020	885,000	915,152
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	1,295,000	1,288,525

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
NRG Energy, Inc., 6.625%, 3/15/2023	$1,660,000	$1,635,100

		$10,164,952

Total Bonds (Identified Cost, $479,414,193)		$453,491,674

FLOATING RATE LOANS (g)(r) – 2.5%
Aerospace – 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$1,434,924	$1,426,405

Building – 0.2%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	$906,252	$904,741

Conglomerates – 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$990,628	$986,913

Entertainment – 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$595,510	$594,765

Gaming & Lodging – 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/2020	$1,102,953	$1,102,647

Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$1,448,219	$1,448,521

Printing & Publishing – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/2021	$967,693	$963,660

Retailers – 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$360,499	$360,274

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Transportation – Services – 0.5%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$2,844,526	$2,616,964

Utilities – Electric Power – 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/2020	$1,786,869	$1,746,665

Total Floating Rate Loans (Identified Cost, $12,307,372)		$12,151,555

COMMON STOCKS – 0.0%
Automotive – 0.0%
Accuride Corp. (a) (Identified Cost, $669,091)	42,065	$52,161

	Strike Price	First Exercise
WARRANTS – 0.0%
Medical & Health Technology & Services – 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a) (Identified Cost, $0)	$41.40	1/04/16	1,641	$2,773

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)			3,055	$3,055

Total Investments (Identified Cost, $492,393,711)				$465,701,218

OTHER ASSETS, LESS LIABILITIES – 2.6%				12,273,277

NET ASSETS – 100.0%				$477,974,495

(a)	Non-income producing security.

(d)	In default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $170,754,832, representing 35.7% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Capsugel S.A., 7.00%, 5/15/2019	$18,655	$—
Schaeffler Finance B.V., 6.875%, 8/15/2018	35,406	—
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019	17,500	—
Total	$71,561	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Altice Luxembourg S.A., 7.625%, 2/15/2025	6/10/16	$485,136	$483,244
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.619%, 4/26/2050	4/12/06	1,080,058	11
Reynolds Group, 5.125%, 7/15/2023	6/13/16	840,000	850,500
Reynolds Group, 7%, 7/15/2024	6/13/16	105,000	108,098
U.S. Foods Holding Corp., 5.875%, 6/15/2024	3/31/16-6/20/16	1,328,129	1,353,000
Total Restricted Securities			$2,794,853
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 6/30/16

Forward Foreign Currency Exchange Contracts at 6/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Deutsche Bank AG	1,106,021	7/15/16	$1,261,976	$1,227,833	$34,143

Futures Contracts at 6/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	56	$7,447,125	September - 2016	$(202,328)

At June 30, 2016, the fund had cash collateral of $75,600 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

11

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $492,390,656)	$465,698,163
Underlying affiliated funds, at cost and value	3,055
Total investments, at value (identified cost, $492,393,711)	$465,701,218
Deposits with brokers	75,600
Receivables for
Forward foreign currency exchange contracts	34,143
Daily variation margin on open futures contracts	4,375
Investments sold	7,948,640
Fund shares sold	104,096
Interest	8,156,651
Receivable from investment adviser	8,464
Other assets	2,213
Total assets		$482,035,400
Liabilities
Payable to custodian	$2,521,657
Payables for
Investments purchased	303,252
Fund shares reacquired	1,110,177
Payable to affiliates
Shareholder servicing costs	119
Distribution and/or service fees	900
Accrued expenses and other liabilities	124,800
Total liabilities		$4,060,905
Net assets		$477,974,495
Net assets consist of
Paid-in capital	$527,833,298
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(26,860,799)
Accumulated net realized gain (loss) on investments and foreign currency	(69,642,552)
Undistributed net investment income	46,644,548
Net assets		$477,974,495
Shares of beneficial interest outstanding		82,266,167

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$411,718,883	70,740,848	$5.82
Service Class	66,255,612	11,525,319	5.75

See Notes to Financial Statements

12

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Interest	$16,002,354
Dividends	80,836
Dividends from underlying affiliated funds	17,632
Total investment income		$16,100,822
Expenses
Management fee	$1,692,979
Distribution and/or service fees	84,703
Shareholder servicing costs	11,471
Administrative services fee	43,357
Independent Trustees’ compensation	4,243
Custodian fee	27,551
Shareholder communications	40,237
Audit and tax fees	37,445
Legal fees	8,233
Miscellaneous	16,671
Total expenses		$1,966,890
Fees paid indirectly	(35)
Reduction of expenses by investment adviser	(138,187)
Net expenses		$1,828,668
Net investment income		$14,272,154
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(14,256,504)
Futures contracts	(192,076)
Foreign currency	(6,852)
Net realized gain (loss) on investments and foreign currency		$(14,455,432)
Change in unrealized appreciation (depreciation)
Investments	$34,882,294
Futures contracts	(230,925)
Translation of assets and liabilities in foreign currencies	(11,680)
Net unrealized gain (loss) on investments and foreign currency translation		$34,639,689
Net realized and unrealized gain (loss) on investments and foreign currency		$20,184,257
Change in net assets from operations		$34,456,411

See Notes to Financial Statements

13

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$14,272,154	$30,550,985
Net realized gain (loss) on investments and foreign currency	(14,455,432)	(8,153,847)
Net unrealized gain (loss) on investments and foreign currency translation	34,639,689	(43,299,527)
Change in net assets from operations	$34,456,411	$(20,902,389)
Distributions declared to shareholders
From net investment income	$—	$(38,420,241)
Change in net assets from fund share transactions	$(47,377,097)	$(48,143,205)
Total change in net assets	$(12,920,686)	$(107,465,835)
Net assets
At beginning of period	490,895,181	598,361,016
At end of period (including undistributed net investment income of $46,644,548 and $32,372,394, respectively)	$477,974,495	$490,895,181

See Notes to Financial Statements

14

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$5.43		$6.11	$6.28	$6.05	$5.64	$5.96
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.35	$0.36	$0.40	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		(0.57)	(0.17)	0.02	0.42	(0.18)
Total from investment operations	$0.39		$(0.24)	$0.18	$0.38	$0.82	$0.23
Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.35)	$(0.15)	$(0.41)	$(0.55)
Net asset value, end of period (x)	$5.82		$5.43	$6.11	$6.28	$6.05	$5.64
Total return (%) (k)(r)(s)(x)	7.18	(n)	(4.22)	2.81	6.42	14.91	4.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.77	0.77	0.76	0.81	0.86
Expenses after expense reductions (f)	0.72	(a)	0.72	0.74	0.75	0.79	0.81
Net investment income	5.93	(a)	5.43	5.44	5.79	6.65	6.97
Portfolio turnover	18	(n)	33	43	52	48	57
Net assets at end of period (000 omitted)	$411,719		$419,474	$514,089	$600,994	$368,899	$145,773

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$5.37		$6.04	$6.21	$5.99	$5.59	$5.91
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.33	$0.34	$0.38	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		(0.56)	(0.16)	0.02	0.41	(0.19)
Total from investment operations	$0.38		$(0.25)	$0.17	$0.36	$0.79	$0.21
Less distributions declared to shareholders
From net investment income	$—		$(0.42)	$(0.34)	$(0.14)	$(0.39)	$(0.53)
Net asset value, end of period (x)	$5.75		$5.37	$6.04	$6.21	$5.99	$5.59
Total return (%) (k)(r)(s)(x)	7.08	(n)	(4.42)	2.53	6.10	14.54	3.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.02	1.02	1.01	1.06	1.11
Expenses after expense reductions (f)	0.97	(a)	0.97	0.99	1.00	1.04	1.06
Net investment income	5.69	(a)	5.18	5.19	5.56	6.46	6.73
Portfolio turnover	18	(n)	33	43	52	48	57
Net assets at end of period (000 omitted)	$66,256		$71,421	$84,272	$102,616	$110,426	$83,400

See Notes to Financial Statements

15

MFS High Yield Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

16

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

17

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$54,934	$—	$—	$54,934
U.S. Corporate Bonds	—	386,103,486	—	386,103,486
Commercial Mortgage-Backed Securities	—	178,884	—	178,884
Asset-Backed Securities (including CDOs)	—	167,696	—	167,696
Foreign Bonds	—	67,041,608	—	67,041,608
Floating Rate Loans	—	12,151,555	—	12,151,555
Mutual Funds	3,055	—	—	3,055
Total Investments	$57,989	$465,643,229	$—	$465,701,218

Other Financial Instruments
Futures Contracts	$(202,328)	$—	$—	$(202,328)
Forward Foreign Currency Exchange Contracts	—	34,143	—	34,143

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(202,328)
Foreign Exchange	Forward Foreign Currency Exchange	34,143	—
Total		$34,143	$(202,328)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

18

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(192,076)	$—
Foreign Exchange	—	(7,502)
Total	$(192,076)	$(7,502)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(230,925)	$—
Foreign Exchange	—	(11,512)
Total	$(230,925)	$(11,512)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

19

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$38,420,241

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$492,443,835
Gross appreciation	9,541,845
Gross depreciation	(36,284,462)
Net unrealized appreciation (depreciation)	$(26,742,617)

As of 12/31/15
Undistributed ordinary income	32,514,633
Capital loss carryforwards	(51,967,520)
Other temporary differences	(96,537)
Net unrealized appreciation (depreciation)	(64,765,790)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
12/31/16	$(30,768,220)
12/31/17	(11,194,472)
Total	$(41,962,692)

Post-enactment losses which are characterized as follows:
Short-Term	$(2,122,707)
Long-Term	(7,882,121)
Total	$(10,004,828)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$33,239,093
Service Class	—	5,181,148
Total	$—	$38,420,241

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $17,304, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, this reduction amounted to $120,883, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $10,055, which equated to 0.0042% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,416.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0179% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $479 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in sale transactions pursuant to this policy, which amounted to $634,500. The sales transactions resulted in net realized gains (losses) of $36,988.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $84,458,723 and $113,532,589, respectively.

22

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,791,315	$20,341,678	7,272,617	$43,207,018
Service Class	1,813,769	9,533,367	6,839,974	39,829,157
	5,605,084	$29,875,045	14,112,591	$83,036,175
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	5,903,924	$33,239,093
Service Class	—	—	928,521	5,181,148
	—	$—	6,832,445	$38,420,241
Shares reacquired
Initial Class	(10,337,548)	$(57,744,237)	(20,061,056)	$(119,929,306)
Service Class	(3,594,646)	(19,507,905)	(8,414,478)	(49,670,315)
	(13,932,194)	$(77,252,142)	(28,475,534)	$(169,599,621)
Net change
Initial Class	(6,546,233)	$(37,402,559)	(6,884,515)	$(43,483,195)
Service Class	(1,780,877)	(9,974,538)	(645,983)	(4,660,010)
	(8,327,110)	$(47,377,097)	(7,530,498)	$(48,143,205)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 19%, 7%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,286 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,842,222	74,639,397	(84,478,564)	3,055

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,632	$3,055

(8)	Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after

23

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $3,720,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

24

MFS High Yield Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to.…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

25

SEMIANNUAL REPORT

June 30, 2016

MFS® INTERNATIONAL

GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Roche Holding AG	3.8%
Nestle S.A.	3.7%
Danone S.A.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Novartis AG	2.7%
AIA Group Ltd.	2.5%
Accenture PLC, “A”	2.5%
Pernod Ricard S.A.	2.3%
Reckitt Benckiser Group PLC	2.2%
Compass Group PLC	2.2%

Equity sectors
Consumer Staples	19.7%
Health Care	15.8%
Technology	13.2%
Financial Services	11.5%
Special Products & Services	8.5%
Industrial Goods & Services	8.2%
Basic Materials	6.8%
Retailing	5.6%
Leisure	3.9%
Transportation	2.4%
Autos & Housing	1.2%
Energy	1.1%
Utilities & Communications	0.8%

Issuer country weightings (x)
United Kingdom	16.5%
France	16.2%
Switzerland	13.6%
Germany	9.5%
Japan	8.8%
United States	5.5%
China	4.0%
Canada	3.2%
Taiwan	3.2%
Other Countries	19.5%

Currency exposure weightings (y)
Euro	29.0%
British Pound Sterling	17.5%
Swiss Franc	13.6%
Japanese Yen	8.8%
United States Dollar	8.6%
Hong Kong Dollar	3.9%
Taiwan Dollar	3.2%
Chinese Renminbi	2.6%
Indian Rupee	2.4%
Other Currencies	10.4%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	1.03%	$1,000.00	$1,019.09	$5.17
	Hypothetical (h)	1.03%	$1,000.00	$1,019.74	$5.17
Service Class	Actual	1.28%	$1,000.00	$1,017.63	$6.42
	Hypothetical (h)	1.28%	$1,000.00	$1,018.50	$6.42

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.7%
Aerospace – 1.0%
Rolls-Royce Holdings PLC	160,732	$1,526,273

Alcoholic Beverages – 5.5%
AmBev S.A., ADR	167,457	$989,671
Carlsberg A.S., “B”	17,479	1,658,764
Diageo PLC	87,731	2,454,819
Pernod Ricard S.A.	33,487	3,730,024

		$8,833,278

Apparel Manufacturers – 3.8%
Burberry Group PLC	82,422	$1,288,408
Kering S.A.	8,051	1,313,009
LVMH Moet Hennessy Louis Vuitton S.A.	22,611	3,423,692

		$6,025,109

Automotive – 0.5%
Guangzhou Automobile Group Co. Ltd., “H”	644,000	$775,966

Broadcasting – 1.9%
Publicis Groupe S.A.	17,838	$1,208,490
WPP PLC	89,087	1,849,687

		$3,058,177

Business Services – 8.5%
Accenture PLC, “A”	35,101	$3,976,592
Amadeus IT Holding S.A.	44,585	1,953,202
Brenntag AG	28,650	1,384,502
Compass Group PLC	185,441	3,534,801
Experian Group Ltd.	59,380	1,127,897
Intertek Group PLC	35,799	1,671,703

		$13,648,697

Computer Software – 3.8%
Dassault Systems S.A.	20,740	$1,583,703
OBIC Co. Ltd.	26,800	1,465,135
SAP AG	40,797	3,049,478

		$6,098,316

Computer Software – Systems – 1.5%
NICE Systems Ltd., ADR	38,827	$2,479,104

Construction – 0.7%
Toto Ltd.	28,800	$1,141,174

Consumer Products – 5.0%
Hengan International Group Co. Ltd.	81,000	$681,498
L’Oréal	15,171	2,902,000
Reckitt Benckiser Group PLC	35,208	3,542,122
Uni-Charm Corp.	43,100	960,066

		$8,085,686

Containers – 1.0%
Brambles Ltd.	169,145	$1,569,521

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 5.2%
Keyence Corp.	1,500	$1,011,679
Legrand S.A.	16,536	853,174
Mettler-Toledo International, Inc. (a)	7,519	2,743,833
Prysmian S.p.A.	66,661	1,461,317
Schneider Electric S.A.	39,185	2,319,014

		$8,389,017

Electronics – 3.9%
ARM Holdings PLC	77,460	$1,173,206
MediaTek, Inc.	95,000	725,397
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	168,899	4,430,221

		$6,328,824

Energy – Independent – 0.3%
Oil Search Ltd.	107,346	$539,811

Energy – Integrated – 0.7%
Suncor Energy, Inc.	42,381	$1,175,692

Food & Beverages – 7.3%
Danone S.A.	71,501	$5,041,725
Nestle S.A.	76,509	5,901,574
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	16,300	23,111
Want Want China Holdings Ltd.	1,073,000	772,428

		$11,738,838

Food & Drug Stores – 1.8%
Dairy Farm International Holdings Ltd.	58,500	$395,612
Sundrug Co. Ltd.	27,100	2,519,682

		$2,915,294

Gaming & Lodging – 1.0%
Paddy Power PLC	14,641	$1,545,725

Insurance – 2.5%
AIA Group Ltd.	674,200	$4,062,634

Internet – 3.0%
Alibaba Group Holding Ltd., ADR (a)	32,872	$2,614,310
Baidu, Inc., ADR (a)	9,012	1,488,332
NAVER Corp.	1,157	719,420

		$4,822,062

Machinery & Tools – 2.0%
Atlas Copco AB, “A”	28,698	$743,091
GEA Group AG	23,202	1,090,531
Weir Group PLC	70,113	1,353,846

		$3,187,468

Major Banks – 1.2%
HSBC Holdings PLC	307,533	$1,921,175

Medical & Health Technology & Services – 1.3%
Fresenius Medical Care AG & Co. KGaA	24,216	$2,096,955

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 4.6%
Essilor International S.A.	15,099	$2,009,570
QIAGEN N.V. (a)	33,297	720,366
Smith & Nephew PLC	80,911	1,372,203
Sonova Holding AG	7,865	1,044,965
Terumo Corp.	52,700	2,234,548

		$7,381,652

Network & Telecom – 1.0%
LM Ericsson Telephone Co., “B”	200,699	$1,534,068

Other Banks & Diversified Financials – 7.8%
Aeon Credit Service Co. Ltd.	28,000	$601,705
Credicorp Ltd.	7,924	1,222,911
DBS Group Holdings Ltd.	142,000	1,673,056
Element Financial Corp.	55,778	591,477
Grupo Financiero Banorte S.A. de C.V.	189,017	1,059,919
Grupo Financiero Inbursa S.A. de C.V.	33,885	57,456
HDFC Bank Ltd.	156,945	2,744,260
Julius Baer Group Ltd.	34,266	1,377,030
UBS AG	242,064	3,131,970

		$12,459,784

Pharmaceuticals – 9.9%
Bayer AG	28,125	$2,829,718
Novartis AG	53,089	4,367,302
Novo Nordisk A.S., “B”	33,547	1,804,059
Roche Holding AG	22,867	6,037,587
Shire PLC	13,221	814,142

		$15,852,808

Railroad & Shipping – 2.1%
Canadian National Railway Co.	58,191	$3,436,760

Restaurants – 1.1%
Whitbread PLC	36,331	$1,698,104

Specialty Chemicals – 5.8%
Akzo Nobel N.V.	29,723	$1,869,966
Croda International PLC	28,005	1,173,810
L’Air Liquide S.A.	15,891	1,665,398

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – continued
Linde AG	16,141	$2,245,328
Nippon Paint Holdings Co. Ltd.	25,100	616,506
Symrise AG	25,910	1,765,523

		$9,336,531

Telecommunications – Wireless – 0.8%
SoftBank Corp.	21,500	$1,216,361

Tobacco – 1.9%
ITC Ltd.	213,354	$1,162,109
Japan Tobacco, Inc.	46,600	1,866,824

		$3,028,933

Trucking – 0.3%
Yamato Holdings Co. Ltd.	20,800	$476,397

Total Common Stocks (Identified Cost, $122,534,616)		$158,386,194

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	1,468,431	$1,468,431

Total Investments (Identified Cost, $124,003,047)		$159,854,625

OTHER ASSETS, LESS LIABILITIES – 0.4%		603,311

NET ASSETS – 100.0%		$160,457,936

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $122,534,616)	$158,386,194
Underlying affiliated funds, at cost and value	1,468,431
Total investments, at value (identified cost, $124,003,047)	$159,854,625
Foreign currency, at value (identified cost, $19,930)	20,029
Receivables for
Investments sold	71,721
Fund shares sold	12
Interest and dividends	796,857
Other assets	903
Total assets		$160,744,147
Liabilities
Payable to custodian	$19,272
Payables for
Investments purchased	55,484
Fund shares reacquired	94,500
Payable to affiliates
Investment adviser	7,839
Shareholder servicing costs	36
Distribution and/or service fees	354
Accrued expenses and other liabilities	108,726
Total liabilities		$286,211
Net assets		$160,457,936
Net assets consist of
Paid-in capital	$113,603,648
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	35,822,903
Accumulated net realized gain (loss) on investments and foreign currency	7,393,734
Undistributed net investment income	3,637,651
Net assets		$160,457,936
Shares of beneficial interest outstanding		12,541,841

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$133,949,235	10,454,355	$12.81
Service Class	26,508,701	2,087,486	12.70

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$3,013,485
Interest	15,141
Dividends from underlying affiliated funds	1,863
Foreign taxes withheld	(278,866)
Total investment income		$2,751,623
Expenses
Management fee	$714,840
Distribution and/or service fees	32,254
Shareholder servicing costs	3,678
Administrative services fee	17,425
Independent Trustees’ compensation	2,083
Custodian fee	44,360
Shareholder communications	5,831
Audit and tax fees	30,086
Legal fees	748
Miscellaneous	6,759
Total expenses		$858,064
Reduction of expenses by investment adviser	(5,688)
Net expenses		$852,376
Net investment income		$1,899,247
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,310,977
Foreign currency	15,131
Net realized gain (loss) on investments and foreign currency		$1,326,108
Change in unrealized appreciation (depreciation)
Investments	$(160,556)
Translation of assets and liabilities in foreign currencies	(7,056)
Net unrealized gain (loss) on investments and foreign currency translation		$(167,612)
Net realized and unrealized gain (loss) on investments and foreign currency		$1,158,496
Change in net assets from operations		$3,057,743

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$1,899,247	$1,780,159
Net realized gain (loss) on investments and foreign currency	1,326,108	8,311,345
Net unrealized gain (loss) on investments and foreign currency translation	(167,612)	(8,218,852)
Change in net assets from operations	$3,057,743	$1,872,652
Distributions declared to shareholders
From net investment income	$—	$(2,816,463)
From net realized gain on investments	—	(6,958,032)
Total distributions declared to shareholders	$—	$(9,774,495)
Change in net assets from fund share transactions	$(7,225,967)	$(22,561,179)
Total change in net assets	$(4,168,224)	$(30,463,022)
Net assets
At beginning of period	164,626,160	195,089,182
At end of period (including undistributed net investment income of $3,637,651 and $1,738,404, respectively)	$160,457,936	$164,626,160

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.57		$13.29		$14.77	$13.13	$11.08	$13.85
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.13		$0.21	$0.14	$0.15	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		(0.11	)(g)	(0.90)	1.70	2.02	(1.60)
Total from investment operations	$0.24		$0.02		$(0.69)	$1.84	$2.17	$(1.45)
Less distributions declared to shareholders
From net investment income	$—		$(0.22)		$(0.13)	$(0.19)	$(0.12)	$(0.15)
From net realized gain on investments	—		(0.52)		(0.66)	(0.01)	—	(1.17)
Total distributions declared to shareholders	$—		$(0.74)		$(0.79)	$(0.20)	$(0.12)	$(1.32)
Net asset value, end of period (x)	$12.81		$12.57		$13.29	$14.77	$13.13	$11.08
Total return (%) (k)(r)(s)(x)	1.91	(n)	0.32		(4.98)	14.09	19.71	(10.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.03		1.02	1.03	1.04	1.06
Expenses after expense reductions (f)	1.03	(a)	1.03		1.01	1.03	1.04	N/A
Net investment income	2.43	(a)(l)	0.99		1.44	0.98	1.23	1.16
Portfolio turnover	8	(n)	22		22	26	49	52
Net assets at end of period (000 omitted)	$133,949		$138,482		$164,724	$186,566	$175,946	$188,066

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015		2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.48		$13.19		$14.66	$13.04	$11.00	$13.76
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.10		$0.17	$0.10	$0.12	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.09		(0.11	)(g)	(0.88)	1.68	2.01	(1.58)
Total from investment operations	$0.22		$(0.01)		$(0.71)	$1.78	$2.13	$(1.47)
Less distributions declared to shareholders
From net investment income	$—		$(0.18)		$(0.10)	$(0.15)	$(0.09)	$(0.12)
From net realized gain on investments	—		(0.52)		(0.66)	(0.01)	—	(1.17)
Total distributions declared to shareholders	$—		$(0.70)		$(0.76)	$(0.16)	$(0.09)	$(1.29)
Net asset value, end of period (x)	$12.70		$12.48		$13.19	$14.66	$13.04	$11.00
Total return (%) (k)(r)(s)(x)	1.76	(n)	0.10		(5.19)	13.76	19.45	(11.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.28		1.27	1.28	1.29	1.31
Expenses after expense reductions (f)	1.28	(a)	1.28		1.26	1.28	1.29	N/A
Net investment income	2.20	(a)(l)	0.72		1.19	0.72	0.98	0.89
Portfolio turnover	8	(n)	22		22	26	49	52
Net assets at end of period (000 omitted)	$26,509		$26,144		$30,365	$33,065	$28,781	$28,910

See Notes to Financial Statements

9

MFS International Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

11

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$—	$26,502,196	$—	$26,502,196
France	—	26,049,799	—	26,049,799
Switzerland	—	21,860,428	—	21,860,428
Germany	5,062,649	10,119,752	—	15,182,401
Japan	—	14,110,077	—	14,110,077
United States	6,720,425	—	—	6,720,425
China	4,102,642	2,253,003	—	6,355,645
Canada	5,203,929	—	—	5,203,929
Taiwan	4,430,221	725,397	—	5,155,618
Other Countries	5,809,061	25,436,615	—	31,245,676
Mutual Funds	1,468,431	—	—	1,468,431
Total Investments	$32,797,358	$127,057,267	$—	$159,854,625

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $10,983,737 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $5,062,650 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$3,792,943
Long-term capital gains	5,981,552
Total distributions	$9,774,495

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$125,876,639
Gross appreciation	42,480,766
Gross depreciation	(8,502,780)
Net unrealized appreciation (depreciation)	$33,977,986

As of 12/31/15
Undistributed ordinary income	2,235,379
Undistributed long-term capital gain	7,447,641
Other temporary differences	(25,017)
Net unrealized appreciation (depreciation)	34,138,542

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$2,442,309	$—	$5,869,477
Service Class	—	374,154	—	1,088,555
Total	$—	$2,816,463	$—	$6,958,032

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $5,688, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $3,065, which equated to 0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $613.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0219% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $170 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the year six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $227,324 and $364,348, respectively. The sales transactions resulted in net realized gains (losses) of $(2,071).

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $13,618,483 and $26,484,773, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	90,943	$1,136,877	409,918	$5,405,490
Service Class	147,831	1,791,085	267,923	3,514,834
	238,774	$2,927,962	677,841	$8,920,324
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	677,960	$8,311,786
Service Class	—	—	120,190	1,462,709
	—	$—	798,150	$9,774,495
Shares reacquired
Initial Class	(650,947)	$(8,241,066)	(2,470,200)	$(33,334,768)
Service Class	(155,767)	(1,912,863)	(595,518)	(7,921,230)
	(806,714)	$(10,153,929)	(3,065,718)	$(41,255,998)
Net change
Initial Class	(560,004)	$(7,104,189)	(1,382,322)	$(19,617,492)
Service Class	(7,936)	(121,778)	(207,405)	(2,943,687)
	(567,940)	$(7,225,967)	(1,589,727)	$(22,561,179)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 33%, 14%, and 8%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $431 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	894,493	10,410,051	(9,836,113)	1,468,431

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,863	$1,468,431

16

MFS International Growth Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® INTERNATIONAL

VALUE PORTFOLIO

MFS® Variable Insurance Trust II

FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE •

NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.4%
Danone S.A.	3.7%
Reckitt Benckiser Group PLC	3.5%
Brambles Ltd.	3.0%
KDDI Corp.	2.7%
Compass Group PLC	2.4%
Henkel AG & Co. KGaA	2.4%
Kao Corp.	2.3%
Japan Tobacco, Inc.	2.1%
Analog Devices, Inc.	2.1%

Equity sectors
Consumer Staples	28.8%
Financial Services	15.2%
Technology	13.5%
Special Products & Services	10.7%
Industrial Goods & Services	8.0%
Basic Materials	6.9%
Health Care	5.0%
Utilities & Communications	3.6%
Transportation	1.7%
Energy	0.9%
Autos & Housing	0.8%
Leisure	0.7%
Retailing	0.3%

Issuer country weightings (x)
Japan	22.2%
United Kingdom	15.6%
United States	13.0%
Switzerland	11.8%
Germany	11.3%
France	8.7%
Australia	3.7%
Netherlands	3.3%
Sweden	2.2%
Other Countries	8.2%

Currency exposure weightings (y)
Euro	25.6%
Japanese Yen	22.2%
British Pound Sterling	15.6%
United States Dollar	13.0%
Swiss Franc	11.8%
Australian Dollar	3.7%
Swedish Krona	2.2%
Canadian Dollar	2.1%
Taiwan Dollar	1.9%
Other Currencies	1.9%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.90%	$1,000.00	$1,047.20	$4.58
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52
Service Class	Actual	1.15%	$1,000.00	$1,046.09	$5.85
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 93.7%
Aerospace – 0.6%
Cobham PLC	3,876,348	$8,117,282

Alcoholic Beverages – 3.6%
Heineken N.V.	269,908	$24,940,285
Pernod Ricard S.A.	247,222	27,537,372

		$52,477,657

Automotive – 0.5%
USS Co. Ltd.	423,600	$6,947,695

Brokerage & Asset Managers – 1.1%
Computershare Ltd.	763,622	$5,259,887
Daiwa Securities Group, Inc.	864,000	4,541,361
IG Group Holdings PLC	623,553	6,742,591

		$16,543,839

Business Services – 10.7%
Amadeus IT Holding S.A.	513,763	$22,507,183
Brenntag AG	188,997	9,133,221
Bunzl PLC	797,338	24,662,053
Compass Group PLC	1,829,960	34,881,953
Intertek Group PLC	169,593	7,919,469
Nomura Research, Inc.	639,600	23,294,550
Secom Co. Ltd.	190,500	14,061,124
SGS S.A.	7,699	17,653,623

		$154,113,176

Chemicals – 2.6%
Givaudan S.A.	12,714	$25,547,969
Orica Ltd.	547,892	5,075,944
Syngenta AG	19,261	7,403,473

		$38,027,386

Computer Software – 2.7%
Cadence Design Systems, Inc. (a)	733,358	$17,820,599
Dassault Systems S.A.	130,804	9,988,171
OBIC Co. Ltd.	190,900	10,436,352

		$38,245,122

Construction – 0.3%
Geberit AG	12,334	$4,659,229

Consumer Products – 8.7%
Colgate-Palmolive Co.	394,078	$28,846,510
Kao Corp.	568,900	32,830,623
Kobayashi Pharmaceutical Co. Ltd.	242,800	10,739,504
KOSE Corp.	26,900	2,257,432
Reckitt Benckiser Group PLC	504,585	50,764,071

		$125,438,140

Containers – 3.0%
Brambles Ltd.	4,625,898	$42,924,370

Electrical Equipment – 3.8%
IMI PLC	1,062,244	$13,726,328
Legrand S.A.	266,177	13,733,389

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
OMRON Corp.	162,900	$5,278,266
Schneider Electric S.A.	245,521	14,530,217
Spectris PLC	280,187	6,822,061

		$54,090,261

Electronics – 9.7%
Analog Devices, Inc.	531,964	$30,130,441
ASM International N.V.	99,870	3,897,078
Halma PLC	877,236	11,905,755
Hirose Electric Co. Ltd.	107,700	13,165,968
Infineon Technologies AG	871,606	12,550,258
NVIDIA Corp.	548,785	25,798,383
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,016,556	26,664,264
Texas Instruments, Inc.	239,565	15,008,747

		$139,120,894

Energy – Independent – 0.6%
Cairn Energy PLC (a)	1,032,965	$2,866,823
INPEX Corp.	722,000	5,632,703

		$8,499,526

Food & Beverages – 10.1%
Danone S.A.	749,419	$52,843,519
ITO EN Ltd.	300,600	11,574,268
Kerry Group PLC	67,049	5,942,192
Nestle S.A.	824,350	63,586,801
Toyo Suisan Kaisha Ltd.	287,600	11,619,204

		$145,565,984

Insurance – 4.0%
Euler Hermes Group	41,168	$3,463,064
Fairfax Financial Holdings Ltd.	54,963	29,602,465
Hiscox Ltd.	450,859	6,217,290
Jardine Lloyd Thompson Group PLC	368,139	4,630,781
Sony Financial Holdings, Inc.	226,800	2,545,715
Zurich Insurance Group AG	47,462	11,743,104

		$58,202,419

Leisure & Toys – 0.4%
Sankyo Co. Ltd.	60,800	$2,266,740
Yamaha Corp.	124,500	3,346,096

		$5,612,836

Machinery & Tools – 3.6%
GEA Group AG	373,164	$17,539,308
Glory Ltd.	104,500	2,821,626
Misumi Group, Inc.	162,400	2,908,392
Neopost S.A.	126,281	2,925,471
Nordson Corp.	105,550	8,825,036
Schindler Holding AG	29,164	5,284,742
Spirax Sarco Engineering PLC	194,952	9,731,601
Wartsila Corp.	55,845	2,285,404

		$52,321,580

4

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 0.8%
Bank of Ireland (a)	14,888,472	$3,056,659
Sumitomo Mitsui Financial Group, Inc.	308,300	8,839,043

		$11,895,702

Medical Equipment – 1.8%
Nihon Kohden Corp.	467,300	$13,093,791
Terumo Corp.	312,200	13,237,684

		$26,331,475

Network & Telecom – 1.2%
LM Ericsson Telephone Co., “B”	2,195,663	$16,782,828

Oil Services – 0.3%
Core Laboratories N.V.	33,177	$4,110,299

Other Banks & Diversified Financials – 5.3%
Chiba Bank Ltd.	652,000	$3,075,299
DnB NOR A.S.A.	1,120,478	13,546,746
Hachijuni Bank Ltd.	639,000	2,775,570
ING Groep N.V.	1,315,938	13,677,622
Joyo Bank Ltd.	920,000	3,429,387
Julius Baer Group Ltd.	88,026	3,537,456
Jyske Bank A.S.	81,157	3,096,580
North Pacific Bank Ltd.	958,200	2,596,285
Svenska Handelsbanken AB, “A”	1,295,149	15,666,579
Sydbank A.S.	107,612	2,712,264
UBS AG	888,523	11,496,247

		$75,610,035

Pharmaceuticals – 3.2%
Bayer AG	148,485	$14,939,400
Roche Holding AG	71,217	18,803,466
Santen Pharmaceutical Co. Ltd.	784,300	12,231,146

		$45,974,012

Printing & Publishing – 0.3%
RELX N.V.	253,391	$4,422,046

Real Estate – 3.9%
Deutsche Wohnen AG	601,719	$20,420,560
LEG Immobilien AG	91,679	8,568,626
TAG Immobilien AG (l)	350,705	4,600,372
Vonovia SE	627,659	22,906,592

		$56,496,150

Specialty Chemicals – 1.2%
Symrise AG	262,302	$17,873,412

Specialty Stores – 0.3%
Esprit Holdings Ltd. (a)	5,658,758	$4,218,523

Telecommunications – Wireless – 3.4%
KDDI Corp.	1,293,400	$39,372,804
Vodafone Group PLC	2,905,961	8,846,300

		$48,219,104

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 0.3%
TDC A.S.	825,615	$4,041,167

Tobacco – 4.0%
British American Tobacco PLC	418,583	$27,237,388
Japan Tobacco, Inc.	753,300	30,177,651

		$57,415,039

Trucking – 1.7%
Yamato Holdings Co. Ltd.	1,071,900	$24,550,472

Total Common Stocks (Identified Cost, $1,074,754,192)		$1,348,847,660

PREFERRED STOCKS – 2.4%
Consumer Products – 2.4%
Henkel AG & Co. KGaA (Identified Cost, $21,321,412)	280,356	$34,083,746

MONEY MARKET FUNDS – 3.7%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	52,850,164	$52,850,164

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	66,276	$66,276

Total Investments (Identified Cost, $1,148,992,044)		$1,435,847,846

OTHER ASSETS, LESS LIABILITIES – 0.2%		3,624,553

NET ASSETS – 100.0%		$1,439,472,399

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,096,141,880)	$1,382,997,682
Underlying affiliated funds, at cost and value	52,850,164
Total investments, at value, including $61,839 of securities on loan (identified cost, $1,148,992,044)	$1,435,847,846
Foreign currency, at value (identified cost, $340,376)	338,959
Receivables for
Investments sold	525,544
Fund shares sold	829,777
Dividends	4,670,616
Other assets	4,941
Total assets		$1,442,217,683
Liabilities
Payables for
Investments purchased	$686,760
Fund shares reacquired	1,650,428
Collateral for securities loaned, at value	66,276
Payable to affiliates
Investment adviser	38,944
Shareholder servicing costs	309
Distribution and/or service fees	16,361
Accrued expenses and other liabilities	286,206
Total liabilities		$2,745,284
Net assets		$1,439,472,399
Net assets consist of
Paid-in capital	$1,105,667,383
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	286,684,265
Accumulated net realized gain (loss) on investments and foreign currency	13,135,629
Undistributed net investment income	33,985,122
Net assets		$1,439,472,399
Shares of beneficial interest outstanding		62,029,722

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$218,454,212	9,289,097	$23.52
Service Class	1,221,018,187	52,740,625	23.15

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$26,516,873
Interest	296,519
Dividends from underlying affiliated funds	74,673
Foreign taxes withheld	(2,265,579)
Total investment income		$24,622,486
Expenses
Management fee	$5,905,344
Distribution and/or service fees	1,423,111
Shareholder servicing costs	26,322
Administrative services fee	112,730
Independent Trustees’ compensation	10,903
Custodian fee	137,280
Shareholder communications	34,633
Audit and tax fees	30,070
Legal fees	5,385
Miscellaneous	16,993
Total expenses		$7,702,771
Reduction of expenses by investment adviser	(196,831)
Net expenses		$7,505,940
Net investment income		$17,116,546
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(8,120,493)
Foreign currency	100,707
Net realized gain (loss) on investments and foreign currency		$(8,019,786)
Change in unrealized appreciation (depreciation)
Investments	$52,984,168
Translation of assets and liabilities in foreign currencies	(21,306)
Net unrealized gain (loss) on investments and foreign currency translation		$52,962,862
Net realized and unrealized gain (loss) on investments and foreign currency		$44,943,076
Change in net assets from operations		$62,059,622

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited	)	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$17,116,546		$15,222,367
Net realized gain (loss) on investments and foreign currency	(8,019,786)		31,857,098
Net unrealized gain (loss) on investments and foreign currency translation	52,962,862		26,713,569
Change in net assets from operations	$62,059,622		$73,793,034
Distributions declared to shareholders
From net investment income	$—		$(24,480,728)
From net realized gain on investments	—		(13,747,597)
Total distributions declared to shareholders	$—		$(38,228,325)
Change in net assets from fund share transactions	$22,930,253		$115,818,005
Total change in net assets	$84,989,875		$151,382,714
Net assets
At beginning of period	1,354,482,524		1,203,099,810
At end of period (including undistributed net investment income of $33,985,122 and $16,868,576, respectively)	$1,439,472,399		$1,354,482,524

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$22.46		$21.73	$21.86	$17.34	$15.16	$15.59
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.30	$0.57	$0.40	$0.38	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		1.11	(0.27)	4.42	2.05	(0.59)
Total from investment operations	$1.06		$1.41	$0.30	$4.82	$2.43	$(0.23)
Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.43)	$(0.30)	$(0.25)	$(0.20)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.68)	$(0.43)	$(0.30)	$(0.25)	$(0.20)
Net asset value, end of period (x)	$23.52		$22.46	$21.73	$21.86	$17.34	$15.16
Total return (%) (k)(r)(s)(x)	4.72	(n)	6.65	1.34	27.98	16.16	(1.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.93	0.95	0.96	0.98	1.01
Expenses after expense reductions (f)	0.90	(a)	0.91	0.94	0.96	0.98	N/A
Net investment income	2.71	(a)(l)	1.33	2.58	2.00	2.33	2.28
Portfolio turnover	7	(n)	24	22	11	16	16
Net assets at end of period (000 omitted)	$218,454		$230,349	$218,258	$223,444	$182,382	$60,532

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$22.13		$21.44	$21.58	$17.14	$14.99	$15.43
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.25	$0.49	$0.33	$0.38	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		1.07	(0.24)	4.38	2.00	(0.58)
Total from investment operations	$1.02		$1.32	$0.25	$4.71	$2.38	$(0.27)
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.39)	$(0.27)	$(0.23)	$(0.17)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.63)	$(0.39)	$(0.27)	$(0.23)	$(0.17)
Net asset value, end of period (x)	$23.15		$22.13	$21.44	$21.58	$17.14	$14.99
Total return (%) (k)(r)(s)(x)	4.61	(n)	6.32	1.13	27.63	15.93	(1.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.18	1.20	1.21	1.23	1.26
Expenses after expense reductions (f)	1.15	(a)	1.16	1.19	1.21	1.23	N/A
Net investment income	2.50	(a)(l)	1.10	2.25	1.68	2.35	1.98
Portfolio turnover	7	(n)	24	22	11	16	16
Net assets at end of period (000 omitted)	$1,221,018		$1,124,133	$984,842	$876,862	$541,427	$381,569

See Notes to Financial Statements

9

MFS International Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

11

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$319,646,749	$—	$319,646,749
United Kingdom	8,117,288	216,954,463	—	225,071,751
Switzerland	—	169,716,110	—	169,716,110
Germany	46,634,004	115,981,490	—	162,615,494
United States	130,540,014	—	—	130,540,014
France	—	125,021,201	—	125,021,201
Australia	—	53,260,201	—	53,260,201
Netherlands	—	46,937,031	—	46,937,031
Sweden	—	32,449,408	—	32,449,408
Other Countries	65,265,580	52,407,867	—	117,673,447
Mutual Funds	52,916,440	—	—	52,916,440
Total Investments	$303,473,326	$1,132,374,520	$—	$1,435,847,846

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $101,611,115 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $54,751,292 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity

12

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

securities in the fund’s Portfolio of Investments, with a fair value of $61,839. The fair value of the fund’s investment securities on loan and a related liability of $66,276 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$25,040,220
Long-term capital gains	13,188,105
Total distributions	$38,228,325

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$1,161,100,987
Gross appreciation	333,569,861
Gross depreciation	(58,823,002)
Net unrealized appreciation (depreciation)	$274,746,859

As of 12/31/15
Undistributed ordinary income	26,672,897
Undistributed long-term capital gain	23,523,863
Other temporary differences	(214,057)
Net unrealized appreciation (depreciation)	221,762,691

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$4,321,620	$—	$2,212,272
Service Class	—	20,159,108	—	11,535,325
Total	$—	$24,480,728	$—	$13,747,597

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $48,314, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.87% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, this reduction amounted to $148,517, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

14

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $25,100, which equated to 0.0037% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,222.
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $1,318 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,440,021 and $1,195,124, respectively. The sales transactions resulted in net realized gains (losses) of $420,629.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $111,315,032 and $92,086,283, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	765,618	$17,445,895	2,321,834	$52,027,363
Service Class	4,607,027	101,930,319	14,103,950	317,119,215
	5,372,645	$119,376,214	16,425,784	$369,146,578
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	297,300	$6,338,445
Service Class	—	—	1,507,106	31,694,433
	—	$—	1,804,406	$38,032,878
Shares reacquired
Initial Class	(1,733,997)	$(38,375,296)	(2,404,464)	$(54,958,343)
Service Class	(2,652,195)	(58,070,665)	(10,766,120)	(236,403,108)
	(4,386,192)	$(96,445,961)	(13,170,584)	$(291,361,451)
Net change
Initial Class	(968,379)	$(20,929,401)	214,670	$3,407,465
Service Class	1,954,832	43,859,654	4,844,936	112,410,540
	986,453	$22,930,253	5,059,606	$115,818,005

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $3,597 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,566,019	95,203,578	(80,919,433)	52,850,164

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$ —	$—	$74,673	$52,850,164

16

MFS International Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® MASSACHUSETTS

INVESTORS GROWTH

STOCK PORTFOLIO

MFS® Variable Insurance Trust II

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	5.4%
Accenture PLC, “A”	5.1%
Visa, Inc., “A”	3.4%
Thermo Fisher Scientific, Inc.	3.3%
Colgate-Palmolive Co.	3.0%
NIKE, Inc., “B”	2.7%
Danaher Corp.	2.5%
Abbott Laboratories	2.5%
Texas Instruments, Inc.	2.4%
Monsanto Co.	2.4%

Equity sectors
Health Care	17.5%
Technology	12.5%
Special Products & Services	12.2%
Retailing	12.1%
Consumer Staples	10.5%
Industrial Goods & Services	10.5%
Basic Materials	7.3%
Financial Services	7.3%
Leisure	4.6%
Autos & Housing	2.0%
Transportation	1.6%
Energy	0.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.80%	$1,000.00	$1,040.29	$4.06
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
Service Class	Actual	1.05%	$1,000.00	$1,039.46	$5.32
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 2.1%
United Technologies Corp.	174,198	$17,864,004

Alcoholic Beverages – 1.6%
AmBev S.A., ADR	924,230	$5,462,199
Pernod Ricard S.A.	74,441	8,291,776

		$13,753,975

Apparel Manufacturers – 6.0%
Burberry Group PLC	390,215	$6,099,782
LVMH Moet Hennessy Louis Vuitton S.A.	85,166	12,895,588
NIKE, Inc., “B”	420,594	23,216,789
VF Corp.	152,036	9,348,694

		$51,560,853

Broadcasting – 3.2%
Omnicom Group, Inc.	41,777	$3,404,408
Time Warner, Inc.	58,029	4,267,453
Twenty-First Century Fox, Inc.	566,444	15,322,310
Walt Disney Co.	41,804	4,089,267

		$27,083,438

Brokerage & Asset Managers – 2.1%
Blackstone Group LP	222,677	$5,464,494
Charles Schwab Corp.	323,760	8,194,366
CME Group, Inc.	44,119	4,297,191

		$17,956,051

Business Services – 12.2%
Accenture PLC, “A”	386,681	$43,807,090
Cognizant Technology Solutions Corp., “A” (a)	344,558	19,722,500
Equifax, Inc.	105,521	13,548,896
Fidelity National Information Services, Inc.	228,159	16,810,755
Fiserv, Inc. (a)	102,760	11,173,095

		$105,062,336

Chemicals – 4.3%
LyondellBasell Industries N.V., “A”	37,200	$2,768,424
Monsanto Co.	202,155	20,904,849
PPG Industries, Inc.	123,021	12,812,637

		$36,485,910

Computer Software – 0.9%
Oracle Corp.	185,381	$7,587,644

Computer Software – Systems – 2.4%
Apple, Inc.	170,230	$16,273,988
EMC Corp.	150,485	4,088,677

		$20,362,665

Construction – 1.9%
Sherwin-Williams Co.	56,958	$16,726,856

Consumer Products – 4.7%
Church & Dwight Co., Inc.	70,504	$7,254,157
Colgate-Palmolive Co.	351,700	25,744,440

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
L’Oréal	39,814	$7,615,862

		$40,614,459

Electrical Equipment – 6.9%
Amphenol Corp., “A”	198,536	$11,382,069
Danaher Corp.	214,959	21,710,859
Mettler-Toledo International, Inc. (a)	40,285	14,700,802
W.W. Grainger, Inc.	48,951	11,124,115

		$58,917,845

Electronics – 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	437,479	$11,475,074
Texas Instruments, Inc.	334,778	20,973,842

		$32,448,916

Food & Beverages – 4.2%
Danone S.A.	174,151	$12,279,848
Mead Johnson Nutrition Co., “A”	208,973	18,964,300
PepsiCo, Inc.	45,233	4,791,984

		$36,036,132

Food & Drug Stores – 1.8%
CVS Health Corp.	164,292	$15,729,316

Insurance – 0.5%
Aon PLC	41,904	$4,577,174

Internet – 5.4%
Alphabet, Inc., “A” (a)	66,112	$46,511,775

Machinery & Tools – 1.5%
Colfax Corp. (a)	254,966	$6,746,400
Fastenal Co.	150,245	6,669,376

		$13,415,776

Medical & Health Technology & Services – 1.3%
Express Scripts Holding Co. (a)	149,896	$11,362,117

Medical Equipment – 11.0%
Abbott Laboratories	544,370	$21,399,185
Cooper Cos., Inc.	72,030	12,358,187
Dentsply Sirona, Inc.	140,376	8,708,927
St. Jude Medical, Inc.	34,320	2,676,960
Thermo Fisher Scientific, Inc.	192,816	28,490,492
Waters Corp. (a)	74,712	10,508,243
Zimmer Biomet Holdings, Inc.	83,250	10,021,635

		$94,163,629

Oil Services – 0.6%
Schlumberger Ltd.	61,596	$4,871,012

Other Banks & Diversified Financials – 4.7%
MasterCard, Inc., “A”	125,853	$11,082,615
Visa, Inc., “A”	392,749	29,130,193

		$40,212,808

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 5.3%
Eli Lilly & Co.	169,363	$13,337,336
Roche Holding AG	51,949	13,716,124
Zoetis, Inc.	379,315	18,002,290

		$45,055,750

Printing & Publishing – 1.4%
Moody’s Corp.	130,652	$12,243,399

Railroad & Shipping – 1.6%
Union Pacific Corp.	159,104	$13,881,824

Specialty Chemicals – 3.1%
Ecolab, Inc.	162,307	$19,249,610
Praxair, Inc.	63,489	7,135,529

		$26,385,139

Specialty Stores – 4.2%
AutoZone, Inc. (a)	24,988	$19,836,474
TJX Cos., Inc.	214,871	16,594,487

		$36,430,961

Total Common Stocks (Identified Cost, $661,090,422)		$847,301,764

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	4,596,422	$4,596,422

Total Investments (Identified Cost, $665,686,844)		$851,898,186

OTHER ASSETS, LESS LIABILITIES – 0.7%		6,231,935

NET ASSETS – 100.0%		$858,130,121

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $661,090,422)	$847,301,764
Underlying affiliated funds, at cost and value	4,596,422
Total investments, at value (identified cost, $665,686,844)	$851,898,186
Cash	58
Receivables for
Investments sold	12,041,503
Fund shares sold	104,760
Interest and dividends	963,036
Other assets	3,456
Total assets		$865,010,999
Liabilities
Payables for
Investments purchased	$6,245,696
Fund shares reacquired	458,358
Payable to affiliates
Investment adviser	34,978
Shareholder servicing costs	235
Distribution and/or service fees	4,467
Accrued expenses and other liabilities	137,144
Total liabilities		$6,880,878
Net assets		$858,130,121
Net assets consist of
Paid-in capital	$546,001,036
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	186,208,528
Accumulated net realized gain (loss) on investments and foreign currency	118,736,234
Undistributed net investment income	7,184,323
Net assets		$858,130,121
Shares of beneficial interest outstanding		50,568,896

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$524,785,887	30,796,448	$17.04
Service Class	333,344,234	19,772,448	16.86

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$6,844,326
Interest	28,345
Dividends from underlying affiliated funds	9,140
Foreign taxes withheld	(247,700)
Total investment income		$6,634,111
Expenses
Management fee	$3,173,477
Distribution and/or service fees	408,985
Shareholder servicing costs	21,366
Administrative services fee	72,358
Independent Trustees’ compensation	7,117
Custodian fee	43,395
Shareholder communications	71,501
Audit and tax fees	28,232
Legal fees	3,499
Miscellaneous	12,544
Total expenses		$3,842,474
Reduction of expenses by investment adviser	(30,286)
Net expenses		$3,812,188
Net investment income		$2,821,923
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$20,880,579
Foreign currency	(7,397)
Net realized gain (loss) on investments and foreign currency		$20,873,182
Change in unrealized appreciation (depreciation)
Investments	$9,218,916
Translation of assets and liabilities in foreign currencies	(943)
Net unrealized gain (loss) on investments and foreign currency translation		$9,217,973
Net realized and unrealized gain (loss) on investments and foreign currency		$30,091,155
Change in net assets from operations		$32,913,078

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$2,821,923	$4,189,541
Net realized gain (loss) on investments and foreign currency	20,873,182	106,991,495
Net unrealized gain (loss) on investments and foreign currency translation	9,217,973	(117,324,119)
Change in net assets from operations	$32,913,078	$(6,143,083)
Distributions declared to shareholders
From net investment income	$—	$(4,497,478)
From net realized gain on investments	—	(54,307,466)
Total distributions declared to shareholders	$—	$(58,804,944)
Change in net assets from fund share transactions	$(50,169,830)	$346,773,849
Total change in net assets	$(17,256,752)	$281,825,822
Net assets
At beginning of period	875,386,873	593,561,051
At end of period (including undistributed net investment income of $7,184,323 and $4,362,400, respectively)	$858,130,121	$875,386,873

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.38		$17.61	$17.31	$13.37	$11.45	$11.43
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.14	$0.08	$0.09	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		(0.21)	1.77	3.97	1.88	0.03
Total from investment operations	$0.66		$(0.11)	$1.91	$4.05	$1.97	$0.09
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.10)	$(0.11)	$(0.05)	$(0.07)
From net realized gain on investments	—		(1.03)	(1.51)	—	—	—
Total distributions declared to shareholders	$—		$(1.12)	$(1.61)	$(0.11)	$(0.05)	$(0.07)
Net asset value, end of period (x)	$17.04		$16.38	$17.61	$17.31	$13.37	$11.45
Total return (%) (k)(r)(s)(x)	4.03	(n)	(0.12)	11.51	30.39	17.25	0.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.79	0.80	0.80	0.80	0.83
Expenses after expense reductions (f)	0.80	(a)	0.79	0.80	0.80	0.80	0.82
Net investment income	0.76	(a)	0.56	0.81	0.55	0.74	0.47
Portfolio turnover	12	(n)	27	23	26	30	24
Net assets at end of period (000 omitted)	$524,786		$537,645	$542,830	$561,066	$490,630	$485,484

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$16.22		$17.48	$17.19	$13.27	$11.37	$11.34
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06	$0.10	$0.05	$0.06	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		(0.21)	1.75	3.94	1.86	0.03
Total from investment operations	$0.64		$(0.15)	$1.85	$3.99	$1.92	$0.06
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.05)	$(0.07)	$(0.02)	$(0.03)
From net realized gain on investments	—		(1.03)	(1.51)	—	—	—
Total distributions declared to shareholders	$—		$(1.11)	$(1.56)	$(0.07)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$16.86		$16.22	$17.48	$17.19	$13.27	$11.37
Total return (%) (k)(r)(s)(x)	3.95	(n)	(0.33)	11.23	30.13	16.85	0.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.04	1.05	1.05	1.05	1.08
Expenses after expense reductions (f)	1.05	(a)	1.03	1.05	1.05	1.05	1.07
Net investment income	0.51	(a)	0.35	0.55	0.30	0.48	0.22
Portfolio turnover	12	(n)	27	23	26	30	24
Net assets at end of period (000 omitted)	$333,344		$337,742	$50,731	$56,699	$50,583	$53,620

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$769,465,511	$—	$—	$769,465,511
France	—	41,083,074	—	41,083,074
Switzerland	—	13,716,124	—	13,716,124
Taiwan	11,475,074	—	—	11,475,074
United Kingdom	—	6,099,782	—	6,099,782
Brazil	5,462,199	—	—	5,462,199
Mutual Funds	4,596,422	—	—	4,596,422
Total Investments	$790,999,206	$60,898,980	$—	$851,898,186

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,099,782 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$4,497,478
Long-term capital gains	54,307,466
Total distributions	$58,804,944

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$665,959,682
Gross appreciation	207,827,083
Gross depreciation	(21,888,579)
Net unrealized appreciation (depreciation)	$185,938,504

As of 12/31/15
Undistributed ordinary income	4,362,400
Undistributed long-term capital gain	98,135,890
Other temporary differences	(1,871)
Net unrealized appreciation (depreciation)	176,719,588

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$2,812,096	$—	$33,025,044
Service Class	—	1,685,382	—	21,282,422
Total	$—	$4,497,478	$—	$54,307,466

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $30,286, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $19,938, which equated to 0.0047% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,428.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0171% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $870 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $58,785.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $104,952,830 and $158,997,982, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	320,012	$5,312,509	362,212	$6,177,282
Service Class	528,132	8,696,557	1,017,638	17,272,523
	848,144	$14,009,066	1,379,850	$23,449,805
Shares issued in connection with acquisition of MFS Investors Growth Stock Series
Initial Class			3,851,646	$68,713,372
Service Class			18,671,119	330,665,526
			22,522,765	$399,378,898
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,359,259	$35,837,140
Service Class	—	—	1,525,087	22,967,804
	—	$—	3,884,346	$58,804,944
Shares reacquired
Initial Class	(2,353,798)	$(38,611,710)	(4,574,581)	$(79,266,201)
Service Class	(1,575,291)	(25,567,186)	(3,296,444)	(55,593,597)
	(3,929,089)	$(64,178,896)	(7,871,025)	$(134,859,798)
Net change
Initial Class	(2,033,786)	$(33,299,201)	1,998,536	$31,461,593
Service Class	(1,047,159)	(16,870,629)	17,917,400	315,312,256
	(3,080,945)	$(50,169,830)	19,915,936	$346,773,849

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $2,263 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,926,148	57,166,422	(56,496,148)	4,596,422

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,140	$4,596,422

(8)	Acquisitions

At close of business on March 27, 2015, the fund with net assets of approximately $584,446,043, acquired all of the assets and liabilities of MFS Investors Growth Stock Series, a series of MFS Variable Insurance Trust. The purpose of the transaction was to provide shareholders of MFS Investors Growth Stock Series the opportunity to participate in a larger combined portfolio with an identical investment objective, investment strategies and policies. The acquisition was accomplished by a tax-free exchange of approximately 22,522,765 shares of the fund (valued at approximately $399,378,898) for all of the assets and liabilities of MFS Investors Growth Stock Series. MFS Investors Growth Stock Series then distributed the shares of the fund that MFS Investors Growth Stock Series received from the fund to its shareholders. MFS Investors Growth Stock Series’ investments on that date were valued at approximately $399,252,356 with a cost basis of approximately $269,227,756. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Investors Growth Stock Series were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Investors Growth Stock Series that have been included in the fund’s Statement of Operations since March 27, 2015.

16

MFS Massachusetts Investors Growth Stock Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

SEMIANNUAL REPORT

June 30, 2016

MFS® RESEARCH

INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.8%
Roche Holding AG	3.7%
Novartis AG	3.6%
KDDI Corp.	2.1%
BP PLC	2.0%
Reckitt Benckiser Group PLC	1.9%
AIA Group Ltd.	1.9%
Danone S.A.	1.8%
Schneider Electric S.A.	1.8%
Santen Pharmaceutical Co. Ltd.	1.7%

Global equity sectors
Capital Goods	22.2%
Financial Services	21.9%
Health Care	12.0%
Consumer Staples	11.4%
Energy	9.1%
Technology	8.8%
Consumer Cyclicals	8.3%
Telecommunications/Cable Television	5.3%

Issuer country weightings (x)
Japan	21.1%
United Kingdom	16.8%
Switzerland	16.2%
France	9.0%
Germany	5.9%
United States	5.9%
Australia	4.7%
Netherlands	3.9%
Hong Kong	3.4%
Other Countries	13.1%

Currency exposure weightings (y)
Euro	24.4%
Japanese Yen	21.1%
British Pound Sterling	16.8%
Swiss Franc	16.2%
United States Dollar	5.9%
Australian Dollar	4.7%
Hong Kong Dollar	4.2%
Taiwan Dollar	1.6%
Chinese Renminbi	0.9%
Other Currencies	4.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	1.00%	$1,000.00	$968.95	$4.90
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
Service Class	Actual	1.25%	$1,000.00	$967.11	$6.11
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Alcoholic Beverages – 0.6%
AmBev S.A., ADR	394,333	$2,330,508

Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton S.A.	27,577	$4,175,629

Automotive – 2.9%
GKN PLC	1,516,195	$5,457,439
Koito Manufacturing Co. Ltd.	68,200	3,121,261
USS Co. Ltd.	192,400	3,155,657

		$11,734,357

Broadcasting – 1.1%
WPP PLC	213,416	$4,431,094

Business Services – 3.3%
Amadeus IT Holding S.A.	65,410	$2,865,514
Cerved Information Solutions S.p.A.	97,842	771,435
Cognizant Technology Solutions Corp., “A” (a)	103,357	5,916,155
Mitsubishi Corp.	131,500	2,299,246
Nomura Research, Inc.	49,200	1,791,888

		$13,644,238

Chemicals – 0.5%
Orica Ltd.	241,180	$2,234,412

Conglomerates – 0.8%
CK Hutchison Holdings Ltd.	311,512	$3,428,204

Construction – 1.1%
Toto Ltd.	112,800	$4,469,597

Consumer Products – 3.6%
L’Oréal	35,455	$6,782,046
Reckitt Benckiser Group PLC	77,477	7,794,619

		$14,576,665

Containers – 0.7%
Brambles Ltd.	321,575	$2,983,940

Electrical Equipment – 2.1%
Legrand S.A.	26,172	$1,350,343
Schneider Electric S.A.	123,466	7,306,861

		$8,657,204

Electronics – 3.8%
ARM Holdings PLC	289,484	$4,384,512
Broadcom Corp.	15,852	2,463,401
Mellanox Technologies Ltd. (a)	40,399	1,937,536
Taiwan Semiconductor Manufacturing Co. Ltd.	1,350,804	6,830,430

		$15,615,879

Energy – Independent – 1.6%
Cairn Energy PLC (a)	456,993	$1,268,308
Galp Energia SGPS S.A., “B”	224,455	3,113,611
Oil Search Ltd.	468,267	2,354,776

		$6,736,695

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 3.1%
BP PLC	1,427,812	$8,328,241
Eni S.p.A.	257,990	4,165,163

		$12,493,404

Food & Beverages – 5.6%
Danone S.A.	106,039	$7,477,091
Nestle S.A.	200,770	15,486,531

		$22,963,622

Food & Drug Stores – 1.3%
Magnit PJSC	6,385	$899,844
Sundrug Co. Ltd.	47,400	4,407,119

		$5,306,963

General Merchandise – 0.4%
PriceSmart, Inc.	16,603	$1,553,543

Insurance – 6.2%
AIA Group Ltd.	1,276,600	$7,692,611
AMP Ltd.	572,582	2,222,521
Aon PLC	31,382	3,427,856
Hiscox Ltd.	210,570	2,903,734
Sony Financial Holdings, Inc.	251,100	2,818,470
Swiss Re Ltd.	25,240	2,206,638
Zurich Insurance Group AG	16,701	4,132,181

		$25,404,011

Internet – 1.6%
Alibaba Group Holding Ltd., ADR (a)	46,192	$3,673,650
NAVER Corp.	4,898	3,045,567

		$6,719,217

Machinery & Tools – 4.4%
Daikin Industries Ltd.	60,700	$5,057,276
GEA Group AG	66,387	3,120,296
Kubota Corp.	387,400	5,188,596
Schindler Holding AG	26,294	4,764,676

		$18,130,844

Major Banks – 5.0%
Barclays PLC	1,795,766	$3,418,817
BNP Paribas	109,836	4,938,005
BOC Hong Kong Holdings Ltd.	645,000	1,945,586
Sumitomo Mitsui Financial Group, Inc.	209,200	5,997,820
Westpac Banking Corp.	193,756	4,302,736

		$20,602,964

Medical Equipment – 0.8%
Terumo Corp.	73,700	$3,124,975

Metals & Mining – 2.8%
BHP Billiton PLC	334,319	$4,196,045
Iluka Resources Ltd.	407,182	1,991,961
Rio Tinto Ltd.	169,474	5,238,462

		$11,426,468

4

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 1.7%
China Resources Gas Group Ltd.	1,058,000	$3,213,894
Engie	234,895	3,782,390

		$6,996,284

Natural Gas – Pipeline – 1.4%
APA Group	467,691	$3,239,592
Enbridge, Inc.	60,278	2,553,516

		$5,793,108

Oil Services – 0.3%
Technip	21,778	$1,184,445

Other Banks & Diversified Financials – 8.7%
ABN AMRO Group N.V., GDR	203,073	$3,367,986
Aeon Credit Service Co. Ltd.	149,000	3,201,931
DnB NOR A.S.A.	222,072	2,684,883
HDFC Bank Ltd., ADR	39,510	2,621,489
Intesa Sanpaolo S.p.A.	1,771,155	3,397,300
Julius Baer Group Ltd.	60,269	2,422,000
Kasikornbank Co. Ltd.	362,800	1,783,975
KBC Groep N.V. (a)	54,075	2,651,037
Lloyds TSB Group PLC	5,980,319	4,397,510
MasterCard, Inc., “A”	32,605	2,871,196
UBS AG	465,559	6,023,684

		$35,422,991

Pharmaceuticals – 11.2%
Bayer AG	65,096	$6,549,451
Novartis AG	180,955	14,886,042
Roche Holding AG	56,686	14,966,837
Santen Pharmaceutical Co. Ltd.	441,200	6,880,507
Shionogi & Co. Ltd.	50,300	2,735,572

		$46,018,409

Printing & Publishing – 1.6%
RELX N.V.	373,487	$6,517,898

Real Estate – 2.1%
LEG Immobilien AG	61,695	$5,766,221
Mitsui Fudosan Co. Ltd.	121,000	2,762,182

		$8,528,403

Restaurants – 1.4%
Whitbread PLC	82,929	$3,876,085
YUM! Brands, Inc.	20,866	1,730,209

		$5,606,294

Specialty Chemicals – 5.2%
Akzo Nobel N.V.	96,874	$6,094,644
Croda International PLC	95,392	3,998,288
Linde AG	41,322	5,748,185
Nippon Paint Holdings Co. Ltd.	91,800	2,254,792
Symrise AG	45,568	3,105,030

		$21,200,939

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.6%
ABC-MART, Inc.	27,600	$1,836,854
Dufry AG (a)	11,020	1,312,469
Esprit Holdings Ltd. (a)	1,060,400	790,513
Just Eat PLC (a)	185,926	1,060,801
NEXT PLC	20,374	1,363,049

		$6,363,686

Telecommunications – Wireless – 4.0%
KDDI Corp.	278,200	$8,468,775
SoftBank Corp.	63,800	3,609,482
Vodafone Group PLC	1,437,342	4,375,543

		$16,453,800

Telephone Services – 1.3%
BT Group PLC	417,173	$2,303,566
Hellenic Telecommunications Organization S.A.	167,226	1,497,623
TDC A.S.	272,894	1,335,744

		$5,136,933

Tobacco – 1.6%
Japan Tobacco, Inc.	166,200	$6,658,072

Trucking – 1.6%
Yamato Holdings Co. Ltd.	290,000	$6,642,072

Utilities – Electric Power – 1.0%
Enel S.p.A.	944,658	$4,201,363

Total Common Stocks (Identified Cost, $402,140,484)		$405,469,130

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	2,044,919	$2,044,919

Total Investments (Identified Cost, $404,185,403)		$407,514,049

OTHER ASSETS, LESS LIABILITIES – 0.5%		2,068,338

NET ASSETS – 100.0%		$409,582,387

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $402,140,484)	$405,469,130
Underlying affiliated funds, at cost and value	2,044,919
Total investments, at value (identified cost, $404,185,403)	$407,514,049
Foreign currency, at value (identified cost, $243,825)	242,810
Receivables for
Investments sold	1,474,675
Fund shares sold	9,009
Interest and dividends	1,910,350
Other assets	1,742
Total assets		$411,152,635
Liabilities
Payables for
Investments purchased	$362,995
Fund shares reacquired	998,039
Payable to affiliates
Investment adviser	22,770
Shareholder servicing costs	99
Distribution and/or service fees	1,133
Accrued expenses and other liabilities	185,212
Total liabilities		$1,570,248
Net assets		$409,582,387
Net assets consist of
Paid-in capital	$424,442,482
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,270,216
Accumulated net realized gain (loss) on investments and foreign currency	(30,879,388)
Undistributed net investment income	12,749,077
Net assets		$409,582,387
Shares of beneficial interest outstanding		30,616,662

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$324,933,673	24,220,665	$13.42
Service Class	84,648,714	6,395,997	13.23

See Notes to Financial Statements

6

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Dividends	$9,226,163
Interest	33,836
Dividends from underlying affiliated funds	5,642
Foreign taxes withheld	(772,506)
Total investment income		$8,493,135
Expenses
Management fee	$1,805,488
Distribution and/or service fees	107,315
Shareholder servicing costs	9,310
Administrative services fee	36,793
Independent Trustees’ compensation	4,168
Custodian fee	72,921
Shareholder communications	49,510
Audit and tax fees	30,440
Legal fees	1,522
Miscellaneous	9,657
Total expenses		$2,127,124
Reduction of expenses by investment adviser	(14,345)
Net expenses		$2,112,779
Net investment income		$6,380,356
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $141 country tax)	$(15,844,398)
Foreign currency	(1,801)
Net realized gain (loss) on investments and foreign currency		$(15,846,199)
Change in unrealized appreciation (depreciation)
Investments	$(280,880)
Translation of assets and liabilities in foreign currencies	10,337
Net unrealized gain (loss) on investments and foreign currency translation		$(270,543)
Net realized and unrealized gain (loss) on investments and foreign currency		$(16,116,742)
Change in net assets from operations		$(9,736,386)

See Notes to Financial Statements

7

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$6,380,356	$6,444,865
Net realized gain (loss) on investments and foreign currency	(15,846,199)	(7,729,463)
Net unrealized gain (loss) on investments and foreign currency translation	(270,543)	(11,734,834)
Change in net assets from operations	$(9,736,386)	$(13,019,432)
Distributions declared to shareholders
From net investment income	$—	$(8,316,948)
From net realized gain on investments	—	(3,582,010)
Total distributions declared to shareholders	$—	$(11,898,958)
Change in net assets from fund share transactions	$15,858,810	$100,994,304
Total change in net assets	$6,122,424	$76,075,914
Net assets
At beginning of period	403,459,963	327,384,049
At end of period (including undistributed net investment income of $12,749,077 and $6,368,721, respectively)	$409,582,387	$403,459,963

See Notes to Financial Statements

8

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$13.85		$14.56	$16.09	$13.62	$11.94	$13.69
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.24	$0.39	$0.25	$0.19	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		(0.52)	(1.46)	2.33	1.77	(1.72)
Total from investment operations	$(0.43)		$(0.28)	$(1.07)	$2.58	$1.96	$(1.47)
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.30)	$(0.11)	$(0.28)	$(0.28)
From net realized gain on investments	—		(0.13)	(0.16)	—	—	—
Total distributions declared to shareholders	$—		$(0.43)	$(0.46)	$(0.11)	$(0.28)	$(0.28)
Net asset value, end of period (x)	$13.42		$13.85	$14.56	$16.09	$13.62	$11.94
Total return (%) (k)(r)(s)(x)	(3.10	)(n)	(1.96)	(6.88)	19.01	16.59	(10.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.00	1.00	1.00	1.07	1.14
Expenses after expense reductions (f)	1.00	(a)	1.00	0.99	0.99	1.07	1.10
Net investment income	3.27	(a)	1.61	2.49	1.68	1.44	1.89
Portfolio turnover	24	(n)	37	27	35	46	45
Net assets at end of period (000 omitted)	$324,934		$305,502	$253,001	$286,763	$269,211	$40,134

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$13.68		$14.39	$15.91	$13.46	$11.80	$13.52
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.20	$0.36	$0.21	$0.23	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		(0.51)	(1.47)	2.31	1.67	(1.70)
Total from investment operations	$(0.45)		$(0.31)	$(1.11)	$2.52	$1.90	$(1.48)
Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.25)	$(0.07)	$(0.24)	$(0.24)
From net realized gain on investments	—		(0.13)	(0.16)	—	—	—
Total distributions declared to shareholders	$—		$(0.40)	$(0.41)	$(0.07)	$(0.24)	$(0.24)
Net asset value, end of period (x)	$13.23		$13.68	$14.39	$15.91	$13.46	$11.80
Total return (%) (k)(r)(s)(x)	(3.29	)(n)	(2.20)	(7.16)	18.77	16.29	(11.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.25	1.25	1.25	1.34	1.39
Expenses after expense reductions (f)	1.25	(a)	1.25	1.24	1.24	1.34	1.35
Net investment income	2.87	(a)	1.36	2.30	1.45	1.87	1.64
Portfolio turnover	24	(n)	38	27	35	46	45
Net assets at end of period (000 omitted)	$84,649		$97,958	$74,383	$92,773	$91,341	$96,969

See Notes to Financial Statements

9

MFS Research International Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

11

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$86,482,144	$—	$86,482,144
United Kingdom	12,524,286	56,271,827	—	68,796,113
Switzerland	1,312,469	64,888,589	—	66,201,058
France	3,782,390	33,214,420	—	36,996,810
Germany	5,748,185	18,540,998	—	24,289,183
United States	19,899,896	—	—	19,899,896
Australia	—	19,329,938	—	19,329,938
Netherlands	—	15,980,528	—	15,980,528
Hong Kong	—	13,856,914	—	13,856,914
Other Countries	15,790,397	37,846,149	—	53,636,546
Mutual Funds	2,044,919	—	—	2,044,919
Total Investments	$61,102,542	$346,411,507	$—	$407,514,049

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $25,296,997 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $14,141,809 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the

Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$9,195,865
Long-term capital gains	2,703,093
Total distributions	$11,898,958

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$408,303,210
Gross appreciation	41,721,128
Gross depreciation	(42,510,289)
Net unrealized appreciation (depreciation)	$(789,161)

As of 12/31/15
Undistributed ordinary income	6,410,582
Capital loss carryforwards	(10,915,382)
Other temporary differences	(110,628)
Net unrealized appreciation (depreciation)	(508,281)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
12/31/16	$(3,004,405)
12/31/17	(2,184,929)
Total	$(5,189,334)

Post-enactment losses which are characterized as follows:
Long-Term	$(5,726,048)

The availability of $5,274,140 of the capital loss carryforwards, which were acquired on March 27, 2015 in connection with the MFS Research International Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$6,429,230	$—	$2,700,893
Service Class	—	1,887,718	—	881,117
Total	$—	$8,316,948	$—	$3,582,010

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $14,345, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $8,355, which equated to 0.0042% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $955.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0184% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $393 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $5,115,813 and $1,502,714, respectively. The sales transactions resulted in net realized gains (losses) of $208,409.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $116,167,349 and $95,846,454, respectively.

15

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Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,372,876	$42,044,848	897,592	$12,867,985
Service Class	390,250	5,122,534	757,915	11,035,640
	3,763,126	$47,167,382	1,655,507	$23,903,625
Shares issued in connection with acquisition of MFS Research International Series Fund
Initial Class	—	$—	6,908,974	$107,365,457
Service Class	—	—	2,534,997	38,912,199
	—	$—	9,443,971	$146,277,656
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	655,429	$9,130,123
Service Class	—	—	201,077	2,768,835
	—	$—	856,506	$11,898,958
Shares reacquired
Initial Class	(1,216,191)	$(16,336,659)	(3,773,580)	$(58,657,091)
Service Class	(1,156,677)	(14,971,913)	(1,499,403)	(22,428,844)
	(2,372,868)	$(31,308,572)	(5,272,983)	$(81,085,935)
Net change
Initial Class	2,156,685	$25,708,189	4,688,415	$70,706,474
Service Class	(766,427)	(9,849,379)	1,994,586	30,287,830
	1,390,258	$15,858,810	6,683,001	$100,994,304

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 30%, 10%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $1,063 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,991,559	49,620,378	(49,567,018)	2,044,919

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,642	$2,044,919

16

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

(8)	Acquisitions

At close of business on March 27, 2015, the fund with net assets of approximately $336,203,665, acquired all of the assets and liabilities of MFS Research International Series, a series of MFS Variable Insurance Trust. The purpose of the transaction was to provide shareholders of MFS Research International Series the opportunity to participate in a larger combined portfolio with an identical investment objective, investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 9,443,971 shares of the fund (valued at approximately $146,277,656) for all of the assets and liabilities of MFS Research International Series. MFS Research International Series then distributed the shares of the fund that MFS Research International Series received from the fund to its shareholders. MFS Research International Series’ investments on that date were valued at approximately $141,953,349 with a cost basis of approximately $135,092,624. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Research International Series were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Research International Series that have been included in the fund’s Statement of Operations since March 27, 2015.

17

MFS Research International Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

SEMIANNUAL REPORT

June 30, 2016

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	45.5%
High Yield Corporates	34.3%
Emerging Markets Bonds	4.1%
Collateralized Debt Obligations	3.3%
Commercial Mortgage-Backed Securities	2.6%
U.S. Treasury Securities	2.4%
Asset-Backed Securities	1.3%
Floating Rate Loans	0.7%
Mortgage-Backed Securities	0.6%
U.S. Government Agencies	0.5%

Composition including fixed income credit quality (a)(i)
AAA	2.8%
AA	0.9%
A	12.4%
BBB	37.6%
BB	18.2%
B	14.3%
CCC	4.8%
CC	0.2%
C	0.4%
D	0.1%
U.S. Government	4.7%
Federal Agencies	1.1%
Not Rated	(2.2)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	2.4%
Other	2.3%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	8.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.80%	$1,000.00	$1,070.27	$4.12
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
Service Class	Actual	1.05%	$1,000.00	$1,068.70	$5.40
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 64.9%
Aerospace – 0.4%
Lockheed Martin Corp., 3.55%, 1/15/2026	$186,000	$202,040

Asset-Backed & Securitized – 7.1%
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	$100,000	$100,170
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040 (z)	245,421	177,014
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 3.836%, 8/01/2024 (z)	315,000	313,064
Chesapeake Funding LLC, 2014-1A, “A”, FRN, 0.884%, 3/07/2026 (n)	349,342	348,027
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	380,313
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.137%, 9/15/2039	99,564	102,766
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/2039	350,000	353,785
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	617,192	68,231
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.482%, 4/18/2026 (z)	280,000	269,493
Falcon Franchise Loan LLC, FRN, 7.229%, 1/05/2023 (i)(z)	15,392	615
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025 (i)(z)	4,895	1,186
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/2043 (i)(q)(z)	21,427	75
First Union-Lehman Brothers Bank of America, FRN, 1.099%, 11/18/2035 (i)	617,328	8,655
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.813%, 1/19/2025 (n)	409,154	404,100
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.927%, 6/15/2049	293,049	293,090
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.184%, 2/18/2030 (i)	28,828	174
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/2049	300,000	299,521
Morgan Stanley Capital I, Inc., FRN, 1.425%, 4/28/2039 (i)(z)	719,023	5,939
Race Point CLO Ltd., “C”, FRN, 3.435%, 2/20/2025 (n)	337,173	328,949
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	110,617	110,867
Voya CLO Ltd., FRN, 3.578%, 10/15/2022 (n)	421,466	419,652

		$3,985,686

Automotive – 3.1%
Ford Motor Credit Co. LLC, FRN, 1.568%, 1/09/2018	$390,000	$389,944
General Motors Financial Co., Inc., 2.625%, 7/10/2017	168,000	169,553
General Motors Financial Co., Inc., 3.45%, 4/10/2022	273,000	272,807

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Hyundai Capital America, 1.875%, 8/09/2016 (n)	$180,000	$180,094
Hyundai Capital America, 2%, 3/19/2018 (n)	234,000	235,467
Hyundai Capital America, 2.4%, 10/30/2018 (n)	158,000	160,207
Johnson Controls, Inc., 5.7%, 3/01/2041	260,000	298,952

		$1,707,024

Biotechnology – 0.5%
Life Technologies Corp., 6%, 3/01/2020	$240,000	$270,848

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$102,000	$102,796

Brokerage & Asset Managers – 0.9%
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	$452,000	$487,595

Building – 1.3%
CRH PLC, 8.125%, 7/15/2018	$200,000	$224,552
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	215,000	229,003
Martin Marietta Materials, Inc., FRN, 1.728%, 6/30/2017	300,000	299,054

		$752,609

Business Services – 0.3%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$65,000	$66,709
Total System Services, Inc., 3.8%, 4/01/2021	90,000	95,290

		$161,999

Cable TV – 1.6%
Charter Communications Holding Co. LLC, 3.579%, 7/23/2020 (n)	$200,000	$209,089
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	306,000	305,149
Time Warner Cable, Inc., 8.25%, 4/01/2019	310,000	359,972

		$874,210

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 5/15/2019	$280,000	$332,370

Computer Software – 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$189,000	$197,030
Microsoft Corp., 3.125%, 11/03/2025	314,000	336,302

		$533,332

Conglomerates – 0.6%
General Electric Capital Corp., 6%, 8/07/2019	$80,000	$91,642
General Electric Capital Corp., 5.5%, 1/08/2020	205,000	234,319

		$325,961

4

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Products – 1.0%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$110,000	$113,046
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	138,000	149,599
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	259,000	279,318

		$541,963

Consumer Services – 0.7%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$400,000	$401,882

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$100,000	$112,411

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 3/01/2018	$84,000	$84,861

Electronics – 0.3%
Lam Research Corp., 2.75%, 3/15/2020	$149,000	$152,267

Emerging Market Quasi-Sovereign – 0.8%
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024	$167,393	$187,061
Petrobras Global Finance B.V., 8.375%, 5/23/2021	2,000	2,064
Petroleos Mexicanos, 4.25%, 1/15/2025	130,000	125,190
Petroleos Mexicanos, 6.5%, 6/02/2041	80,000	81,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/2016 (n)	26,850	27,145

		$422,460

Emerging Market Sovereign – 0.5%
Republic of Hungary, 5.375%, 2/21/2023	$146,000	$161,813
United Mexican States, 4%, 10/02/2023	86,000	92,583

		$254,396

Energy – Independent – 0.4%
EQT Corp., 4.875%, 11/15/2021	$122,000	$129,725
Hess Corp., 8.125%, 2/15/2019	90,000	100,297

		$230,022

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/2020	$75,000	$83,100
BP Capital Markets PLC, 4.742%, 3/11/2021	220,000	247,120
Pacific Exploration and Production Corp., 7.25%, 12/12/2021 (n)	115,000	21,275

		$351,495

Financial Institutions – 0.8%
CIT Group, Inc., 3.875%, 2/19/2019	$240,000	$241,200
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	200,000	201,470

		$442,670

Food & Beverages – 4.7%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$486,000	$520,626
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	154,000	162,265

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	$310,000	$331,752
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	320,000	321,659
Kraft Foods Group, Inc., 6.125%, 8/23/2018	250,000	274,168
Mead Johnson Nutrition Co., 3%, 11/15/2020	79,000	82,530
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	150,000	172,842
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	205,000	219,809
Tyson Foods, Inc., 4.5%, 6/15/2022	124,000	138,147
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	91,000	92,806
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	277,000	295,451

		$2,612,055

Food & Drug Stores – 0.8%
CVS Health Corp., 3.875%, 7/20/2025	$257,000	$282,694
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	176,000	184,561

		$467,255

Gaming & Lodging – 0.6%
Wyndham Worldwide Corp., 5.625%, 3/01/2021	$320,000	$357,262

Insurance – 2.0%
American International Group, Inc., 3.75%, 7/10/2025	$294,000	$299,646
Principal Financial Group, Inc., 8.875%, 5/15/2019	210,000	249,190
Unum Group, 7.125%, 9/30/2016	250,000	253,277
Unum Group, 4%, 3/15/2024	323,000	333,498

		$1,135,611

Insurance – Health – 1.1%
Aetna, Inc., 3.2%, 6/15/2026	$298,000	$306,590
UnitedHealth Group, Inc., 3.75%, 7/15/2025	299,000	328,038

		$634,628

Insurance – Property & Casualty – 1.1%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$317,199
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	90,000	100,601
Liberty Mutual Group, Inc., 4.95%, 5/01/2022 (n)	187,000	206,648

		$624,448

Major Banks – 6.1%
Bank of America Corp., 6.5%, 8/01/2016	$295,000	$296,133
Bank of America Corp., 4.125%, 1/22/2024	325,000	349,563
Barclays PLC, 3.25%, 1/12/2021	225,000	224,212
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	334,000	387,761
Goldman Sachs Group, Inc., FRN, 1.658%, 10/23/2019	160,000	158,921

5

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
ING Bank N.V., 5.8%, 9/25/2023 (n)	$322,000	$353,368
JPMorgan Chase & Co., 4.625%, 5/10/2021	230,000	255,950
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	120,000	126,620
Morgan Stanley, 7.3%, 5/13/2019	100,000	114,896
Morgan Stanley, 5.625%, 9/23/2019	200,000	221,902
Morgan Stanley, 3.7%, 10/23/2024	277,000	289,846
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	380,000	386,130
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	239,000	218,685

		$3,383,987

Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$170,000	$191,518
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	140,000	142,995

		$334,513

Metals & Mining – 1.4%
Barrick Gold Corp., 4.1%, 5/01/2023	$106,000	$111,816
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	130,000	127,400
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	200,000	189,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	140,000	136,500
Kinross Gold Corp., 5.95%, 3/15/2024	217,000	214,288

		$779,004

Midstream – 3.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$245,000	$251,296
Energy Transfer Partners LP, 4.05%, 3/15/2025	308,000	302,251
Enterprise Products Partners LP, 6.3%, 9/15/2017	230,000	242,973
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	320,000	333,650
ONEOK Partners LP, 3.2%, 9/15/2018	120,000	121,262
Spectra Energy Capital LLC, 8%, 10/01/2019	230,000	264,043
Sunoco Logistics Partners LP, 4.25%, 4/01/2024	109,000	110,104
Williams Cos., Inc., 3.7%, 1/15/2023	74,000	65,490
Williams Cos., Inc., 4.55%, 6/24/2024	295,000	270,958

		$1,962,027

Mortgage-Backed – 0.6%
Fannie Mae, 6%, 5/01/2017	$1,841	$1,865
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034	47,519	51,436
Fannie Mae, 6.5%, 4/01/2032	32,769	38,669
Freddie Mac, 4.224%, 3/25/2020	241,289	264,909

		$356,879

Network & Telecom – 1.5%
AT&T, Inc., 2.45%, 6/30/2020	$310,000	$316,497
Verizon Communications, Inc., 5.15%, 9/15/2023	334,000	388,985

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
Verizon Communications, Inc., FRN, 1.426%, 6/17/2019	$140,000	$140,708

		$846,190

Oils – 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$140,000	$137,479

Other Banks & Diversified Financials – 2.1%
Citizens Financial Group, Inc., 4.3%, 12/03/2025	$192,000	$202,090
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	259,000	319,593
Intesa Sanpaolo S.p.A., 5.017%, 6/26/2024 (n)	445,000	407,396
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	210,000	234,922

		$1,164,001

Pharmaceuticals – 1.2%
AbbVie, Inc., 3.2%, 11/06/2022	$220,000	$227,487
Actavis Funding SCS, 4.75%, 3/15/2045	192,000	201,614
Gilead Sciences, Inc., 3.65%, 3/01/2026	209,000	227,429

		$656,530

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 11/15/2021	$210,000	$242,707

Railroad & Shipping – 0.7%
CSX Corp., 4.1%, 3/15/2044	$220,000	$235,023
Panama Canal Railway Co., 7%, 11/01/2026 (n)	154,600	154,407

		$389,430

Real Estate – Healthcare – 0.6%
HCP, Inc., REIT, 5.375%, 2/01/2021	$236,000	$262,355
Welltower, Inc., REIT, 2.25%, 3/15/2018	81,000	81,832

		$344,187

Real Estate – Office – 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$120,000	$125,633
Vornado Realty LP, REIT, 2.5%, 6/30/2019	165,000	168,104

		$293,737

Real Estate – Retail – 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$58,000	$66,884

Supermarkets – 0.5%
Kroger Co., 3.85%, 8/01/2023	$262,000	$287,528

Supranational – 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$210,000	$211,050
Corporacion Andina de Fomento, 4.375%, 6/15/2022	340,000	379,573

		$590,623

6

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – 0.5%
SBA Tower Trust, 2.898%, 10/15/2044 (n)	$255,000	$258,541

Tobacco – 2.1%
Altria Group, Inc., 9.25%, 8/06/2019	$76,000	$93,695
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	208,000	219,502
Reynolds American, Inc., 8.125%, 6/23/2019	173,000	205,109
Reynolds American, Inc., 6.875%, 5/01/2020	120,000	141,589
Reynolds American, Inc., 5.85%, 8/15/2045	400,000	511,092

		$1,170,987

U.S. Government Agencies and Equivalents – 0.4%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/2020	$2,824	$2,826
Small Business Administration, 6.35%, 4/01/2021	7,357	7,975
Small Business Administration, 4.77%, 4/01/2024	41,851	45,117
Small Business Administration, 4.99%, 9/01/2024	31,075	33,742
Small Business Administration, 4.86%, 1/01/2025	39,785	42,650
Small Business Administration, 4.625%, 2/01/2025	55,787	60,126
Small Business Administration, 5.11%, 8/01/2025	48,015	52,286

		$244,722

U.S. Treasury Obligations – 4.7%
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$2,500,000	$2,602,833

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 2.8%
CMS Energy Corp., 5.05%, 3/15/2022	$163,000	$186,348
Dominion Resources, Inc., 3.9%, 10/01/2025	168,000	179,969
EDP Finance B.V., 5.25%, 1/14/2021 (n)	200,000	212,000
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/2024	58,000	61,303
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	140,000	147,895
Exelon Generation Co. LLC, 5.2%, 10/01/2019	135,000	149,373
Exelon Generation Co. LLC, 4.25%, 6/15/2022	128,000	136,520
Oncor Electric Delivery Co., 4.1%, 6/01/2022	245,000	271,600
Southern Co., 3.25%, 7/01/2026	238,000	247,216

		$1,592,224

Total Bonds (Identified Cost, $34,949,183)		$36,267,169

UNDERLYING AFFILIATED FUNDS – 33.6%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $20,848,501)	2,097,899	$18,734,234

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	514,880	$514,880

Total Investments (Identified Cost, $56,312,564)		$55,516,283

OTHER ASSETS, LESS LIABILITIES – 0.6%		322,383

NET ASSETS – 100.0%		$55,838,666

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,360,783, representing 15.0% of net assets.

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.037%, 12/28/2040	3/01/06	$245,421	$177,014
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 3.836%, 8/01/2024	5/04/16	315,000	313,064
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.482%, 4/18/2026	1/29/16	262,793	269,493
Falcon Franchise Loan LLC, FRN, 7.229%, 1/05/2023	1/18/02	2,254	615
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025	1/29/03	447	1,186
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/2043	12/11/03	93	75

7

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Morgan Stanley Capital I, Inc., FRN, 1.425%, 4/28/2039	7/20/04	$9,340	$5,939
Total Restricted Securities			$767,386
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 6/30/16

Forward Foreign Currency Exchange Contracts at 6/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	JPY	Deutsche Bank AG	68,643	7/15/16	$634	$665	$31
SELL	NOK	Goldman Sachs International	20,996	7/15/16	2,550	2,509	41
BUY	NZD	Westpac Banking Corp.	2,820	7/15/16	1,938	2,012	74

							$146

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	17,140	7/15/16	$12,989	$12,778	$(211)
BUY	DKK	Goldman Sachs International	8,317	7/15/16	1,277	1,241	(36)
BUY	EUR	Deutsche Bank AG	2,362	7/15/16	2,695	2,622	(73)
BUY	GBP	BNP Paribas S.A.	4,460	7/15/16	6,344	5,938	(406)
BUY	SEK	Goldman Sachs International	6,636	7/15/16	824	785	(39)

							$(765)

Futures Contracts at 6/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	15	$2,585,156	September - 2016	$151,940

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	28	$3,723,563	September - 2016	$(101,164)

At June 30, 2016, the fund had liquid securities with an aggregate value of $33,316 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

8

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $34,949,183)	$36,267,169
Underlying affiliated funds, at value (identified cost, $21,363,381)	19,249,114
Total investments, at value (identified cost, $56,312,564)	$55,516,283
Cash	7,505
Receivables for
Forward foreign currency exchange contracts	146
Investments sold	74,100
Fund shares sold	271
Interest	359,110
Receivable from investment adviser	8,071
Other assets	420
Total assets		$55,965,906
Liabilities
Payables for
Forward foreign currency exchange contracts	$765
Daily variation margin on open futures contracts	7,656
Fund shares reacquired	50,689
Payable to affiliates
Shareholder servicing costs	87
Distribution and/or service fees	127
Accrued expenses and other liabilities	67,916
Total liabilities		$127,240
Net assets		$55,838,666
Net assets consist of
Paid-in capital	$56,576,502
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(746,124)
Accumulated net realized gain (loss) on investments and foreign currency	(2,683,920)
Undistributed net investment income	2,692,208
Net assets		$55,838,666
Shares of beneficial interest outstanding		5,650,324

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$46,544,613	4,702,248	$9.90
Service Class	9,294,053	948,076	9.80

See Notes to Financial Statements

9

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Income
Interest	$708,983
Dividends from underlying affiliated funds	646,481
Total investment income		$1,355,464
Expenses
Management fee	$193,767
Distribution and/or service fees	11,359
Shareholder servicing costs	7,716
Administrative services fee	9,151
Independent Trustees’ compensation	1,236
Custodian fee	8,534
Shareholder communications	6,894
Audit and tax fees	37,221
Legal fees	570
Miscellaneous	9,070
Total expenses		$285,518
Reduction of expenses by investment adviser	(52,321)
Net expenses		$233,197
Net investment income		$1,122,267
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$61,670
Underlying affiliated funds	(48,027)
Futures contracts	123,477
Foreign currency	83,687
Net realized gain (loss) on investments and foreign currency		$220,807
Change in unrealized appreciation (depreciation)
Investments	$2,440,999
Futures contracts	34,867
Translation of assets and liabilities in foreign currencies	(83,901)
Net unrealized gain (loss) on investments and foreign currency translation		$2,391,965
Net realized and unrealized gain (loss) on investments and foreign currency		$2,612,772
Change in net assets from operations		$3,735,039

See Notes to Financial Statements

10

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$1,122,267	$2,377,328
Net realized gain (loss) on investments and foreign currency	220,807	(43,379)
Net unrealized gain (loss) on investments and foreign currency translation	2,391,965	(3,321,251)
Change in net assets from operations	$3,735,039	$(987,302)
Distributions declared to shareholders
From net investment income	$—	$(3,552,545)
Change in net assets from fund share transactions	$(4,866,361)	$(9,033,727)
Total change in net assets	$(1,131,322)	$(13,573,574)
Net assets
At beginning of period	56,969,988	70,543,562
At end of period (including undistributed net investment income of $2,692,208 and $1,569,941, respectively)	$55,838,666	$56,969,988

See Notes to Financial Statements

11

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$9.25		$10.01	$10.01	$10.19	$9.74	$9.87
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.41	$0.42	$0.44	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		(0.55)	(0.08)	(0.28)	0.56	(0.02)
Total from investment operations	$0.65		$(0.18)	$0.33	$0.14	$1.00	$0.46
Less distributions declared to shareholders
From net investment income	$—		$(0.58)	$(0.33)	$(0.32)	$(0.55)	$(0.59)
Net asset value, end of period (x)	$9.90		$9.25	$10.01	$10.01	$10.19	$9.74
Total return (%) (k)(r)(s)(x)	7.03	(n)	(1.85)	3.27	1.46	10.42	4.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99	(a)	0.96	0.94	1.00	1.02	1.05
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.85	0.90	0.90
Net investment income	4.09	(a)	3.74	4.05	4.18	4.35	4.79
Portfolio turnover	12	(n)	31	21	28	40	29
Net assets at end of period (000 omitted)	$46,545		$47,422	$59,824	$63,319	$43,564	$38,563

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$9.17		$9.92	$9.93	$10.12	$9.67	$9.81
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.34	$0.39	$0.39	$0.41	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		(0.54)	(0.09)	(0.28)	0.56	(0.03)
Total from investment operations	$0.63		$(0.20)	$0.30	$0.11	$0.97	$0.42
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.31)	$(0.30)	$(0.52)	$(0.56)
Net asset value, end of period (x)	$9.80		$9.17	$9.92	$9.93	$10.12	$9.67
Total return (%) (k)(r)(s)(x)	6.87	(n)	(2.06)	2.99	1.18	10.18	4.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.21	1.19	1.25	1.27	1.30
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.10	1.15	1.15
Net investment income	3.84	(a)	3.49	3.80	3.93	4.11	4.54
Portfolio turnover	12	(n)	31	21	28	40	29
Net assets at end of period (000 omitted)	$9,294		$9,548	$10,719	$11,829	$8,867	$10,368

See Notes to Financial Statements

12

MFS Strategic Income Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading

14

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$2,847,555	$—	$2,847,555
Non-U.S. Sovereign Debt	—	1,267,479	—	1,267,479
U.S. Corporate Bonds	—	21,099,608	—	21,099,608
Residential Mortgage-Backed Securities	—	356,879	—	356,879
Commercial Mortgage-Backed Securities	—	1,446,119	—	1,446,119
Asset-Backed Securities (including CDOs)	—	2,539,567	—	2,539,567
Foreign Bonds	—	6,709,962	—	6,709,962
Mutual Funds	19,249,114	—	—	19,249,114
Total Investments	$19,249,114	$36,267,169	$—	$55,516,283

Other Financial Instruments
Futures Contracts	$50,776	$—	$—	$50,776
Forward Foreign Currency Exchange Contracts	—	(619)	—	(619)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or

15

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$151,940	$(101,164)
Foreign Exchange	Forward Foreign Currency Exchange	146	(765)
Total		$152,086	$(101,929)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$123,477	$—
Foreign Exchange	—	83,687
Total	$123,477	$83,687

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$34,867	$—
Foreign Exchange	—	(83,901)
Total	$34,867	$(83,901)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made

16

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law.

17

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$3,552,545

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$56,831,051
Gross appreciation	1,945,174
Gross depreciation	(3,259,942)
Net unrealized appreciation (depreciation)	$(1,314,768)

As of 12/31/15
Undistributed ordinary income	1,657,915
Capital loss carryforwards	(2,418,150)
Other temporary differences	(4,907)
Net unrealized appreciation (depreciation)	(3,707,733)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$ (776,132)
12/31/17	(1,642,018)
Total	$(2,418,150)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$2,970,056
Service Class	—	582,489
Total	$—	$3,552,545

18

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $1,983, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, this reduction amounted to $50,338, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $7,128, which equated to 0.0257% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $588.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0330% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $56 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high

19

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$16,273
Investments (non-U.S. Government securities)	$6,391,267	$7,042,465

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	133,993	$1,280,911	243,706	$2,413,257
Service Class	63,079	593,730	115,251	1,146,200
	197,072	$1,874,641	358,957	$3,559,457
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	316,300	$2,970,056
Service Class	—	—	62,499	582,489
	—	$—	378,799	$3,552,545
Shares reacquired
Initial Class	(557,433)	$(5,294,529)	(1,413,078)	$(14,034,614)
Service Class	(155,757)	(1,446,473)	(217,306)	(2,111,115)
	(713,190)	$(6,741,002)	(1,630,384)	$(16,145,729)
Net change
Initial Class	(423,440)	$(4,013,618)	(853,072)	$(8,651,301)
Service Class	(92,678)	(852,743)	(39,556)	(382,426)
	(516,118)	$(4,866,361)	(892,628)	$(9,033,727)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $149 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

20

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,203,194	326,121	(431,416)	2,097,899
MFS Institutional Money Market Portfolio	3,983,002	4,829,383	(8,297,505)	514,880

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(48,027)	$—	$644,372	$18,734,234
MFS Institutional Money Market Portfolio	—	—	2,109	514,880

	$(48,027)	$—	$646,481	$19,249,114

(8)	Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $190,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

21

MFS Strategic Income Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

22

SEMIANNUAL REPORT

June 30, 2016

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Alphabet, Inc., “A”	11.2%
Facebook, Inc., “A”	7.0%
Amazon.com, Inc.	6.4%
Microsoft Corp.	6.1%
Visa, Inc., “A”	4.2%
Cisco Systems, Inc.	4.2%
Hewlett-Packard Co.	4.1%
Salesforce.com, Inc.	4.0%
Microchip Technology, Inc.	3.3%
Adobe Systems, Inc.	3.1%

Top five industries (i)
Internet	22.1%
Computer Software	19.4%
Computer Software – Systems	11.8%
Business Services	9.6%
Other Banks & Diversified Financials	6.9%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

2

MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period, January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.88%	$1,000.00	$1,006.43	$4.39
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
Service Class	Actual	1.13%	$1,000.00	$1,005.02	$5.63
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.02% of investment related expenses from short sales (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

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MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.8%
Broadcasting – 1.4%
Time Warner, Inc.	23,938	$1,760,401

Brokerage & Asset Managers – 2.4%
Intercontinental Exchange, Inc.	5,217	$1,335,343
NASDAQ, Inc.	27,785	1,796,856

		$3,132,199

Business Services – 9.6%
Accenture PLC, “A”	6,604	$748,167
Cognizant Technology Solutions Corp., “A” (a)	37,848	2,166,420
CoStar Group, Inc. (a)	2,271	496,577
Equifax, Inc.	11,199	1,437,952
Fidelity National Information Services, Inc.	36,090	2,659,111
Fiserv, Inc. (a)	17,099	1,859,174
Gartner, Inc. (a)	6,314	615,047
Global Payments, Inc.	17,898	1,277,559
Tyler Technologies, Inc. (a)	2,741	456,952
Verisk Analytics, Inc., “A” (a)	6,439	522,074

		$12,239,033

Cable TV – 0.6%
Charter Communications, Inc., “A” (a)	3,604	$824,019

Computer Software – 19.4%
Adobe Systems, Inc. (a)	41,045	$3,931,701
Akamai Technologies, Inc. (a)	13,539	757,236
Cadence Design Systems, Inc. (a)	33,017	802,313
Enghouse Systems Ltd.	16,129	684,011
Intuit, Inc.	19,343	2,158,872
Microsoft Corp.	151,641	7,759,470
Qlik Technologies, Inc. (a)	32,063	948,424
Red Hat, Inc. (a)	25,142	1,825,309
Sabre Corp.	33,622	900,733
Salesforce.com, Inc. (a)	64,641	5,133,142

		$24,901,211

Computer Software – Systems – 11.9%
Apple, Inc. (s)	40,914	$3,911,378
Constellation Software, Inc.	1,562	604,525
EPAM Systems, Inc. (a)	14,005	900,662
Globant S.A. (a)	10,450	411,208
Hewlett Packard Enterprise	288,614	5,272,978
Hortonworks, Inc. (a)(l)	46,967	502,077
Kinaxis, Inc. (a)	12,926	519,061
ServiceNow, Inc. (a)	13,069	867,782
Splunk, Inc. (a)	9,123	494,284
SS&C Technologies Holdings, Inc.	37,392	1,049,967
Vantiv, Inc., “A” (a)	11,703	662,390

		$15,196,312

Consumer Services – 1.4%
Priceline Group, Inc. (a)	1,456	$1,817,685

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.3%
Amphenol Corp., “A”	28,063	$1,608,852

Electronics – 6.7%
Broadcom Corp.	14,612	$2,270,705
Microchip Technology, Inc.	83,166	4,221,506
NVIDIA Corp.	6,647	312,475
NXP Semiconductors N.V. (a)	9,209	721,433
Silicon Laboratories, Inc. (a)	22,444	1,093,921

		$8,620,040

Entertainment – 0.4%
Netflix, Inc. (a)	6,108	$558,760

Internet – 22.1%
Alibaba Group Holding Ltd., ADR (a)	10,257	$815,739
Alphabet, Inc., “A” (a)(s)	20,298	14,280,252
Facebook, Inc., “A” (a)(s)	78,327	8,951,210
LinkedIn Corp., “A” (a)	8,585	1,624,711
Marketo, Inc. (a)	29,442	1,025,170
Yahoo!, Inc. (a)	42,030	1,578,647

		$28,275,729

Leisure & Toys – 0.9%
Electronic Arts, Inc. (a)	15,315	$1,160,264

Network & Telecom – 4.2%
Cisco Systems, Inc.	187,292	$5,373,407

Other Banks & Diversified Financials – 6.9%
MasterCard, Inc., “A”	39,491	$3,477,577
Visa, Inc., “A”	72,615	5,385,854

		$8,863,431

Specialty Stores – 6.4%
Amazon.com, Inc. (a)	11,499	$8,228,914

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	12,142	$1,379,453
SBA Communications Corp. (a)	12,767	1,378,070

		$2,757,523

Total Common Stocks (Identified Cost, $92,166,742)		$125,317,780

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	2,272,851	$2,272,851

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.53%, at Cost and Net Asset Value (j)	377,289	$377,289

Total Investments (Identified Cost, $94,816,882)		$127,967,920

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MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
Adobe Systems, Inc. – July 2016 @ $100	(32)	$(672)
Red Hat, Inc. – July 2016 @ $87.5	(24)	(120)

		$(792)

Computer Software – Systems – 0.0%
Apple, Inc. – July 2016 @ $101	(129)	$(903)
Hewlett Packard Enterprise Co. – July 2016 @ $20.5	(167)	(835)

		$(1,738)

Internet – 0.0%
Facebook, Inc., “A” – July 2016 @ $121	(28)	$(280)

Total Call Options Written (Premiums Received, $11,743)		$(2,810)

PUT OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
Adobe Systems, Inc. – July 2016 @ $87.5	(26)	$(390)
Adobe Systems, Inc. – July 2016 @ $90	(19)	(570)

Total Put Options Written (Premiums Received, $2,432)		$(960)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (0.1)%
Electronics – (0.1)%
Linear Technology Corp. (Proceeds Received, $175,136)	(4,100)	$(190,773)

OTHER ASSETS, LESS LIABILITIES – 0.2%		276,374

NET ASSETS – 100.0%		$128,049,751

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2016, the fund had cash collateral of $56,559 and other liquid securities with an aggregate value of $752,104 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments
Non-affiliated issuers, at value (identified cost, $92,544,031)	$125,695,069
Underlying affiliated funds, at cost and value	2,272,851
Total investments, at value, including $366,656 of securities on loan (identified cost, $94,816,882)	$127,967,920
Deposits with brokers	56,559
Receivables for
Investments sold	323,101
Fund shares sold	377,757
Interest and dividends	28,262
Other assets	670
Total assets		$128,754,269
Liabilities
Payables for
Securities sold short, at value (proceeds received, $175,136)	$190,773
Fund shares reacquired	62,664
Written options outstanding, at value (premiums received, $14,175)	3,770
Collateral for securities loaned, at value	377,289
Payable to affiliates
Investment adviser	5,279
Shareholder servicing costs	46
Distribution and/or service fees	1,520
Accrued expenses and other liabilities	63,177
Total liabilities		$704,518
Net assets		$128,049,751
Net assets consist of
Paid-in capital	$92,214,858
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	33,145,806
Accumulated net realized gain (loss) on investments and foreign currency	2,840,067
Accumulated net investment loss	(150,980)
Net assets		$128,049,751
Shares of beneficial interest outstanding		10,609,439

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$14,915,610	1,190,263	$12.53
Service Class	113,134,141	9,419,176	12.01

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net Investment loss
Income
Dividends	$507,888
Interest	1,627
Dividends from underlying affiliated funds	7,269
Foreign taxes withheld	(934)
Total investment income		$515,850
Expenses
Management fee	$452,418
Distribution and/or service fees	132,602
Shareholder servicing costs	4,175
Administrative services fee	14,454
Independent Trustees’ compensation	2,016
Custodian fee	7,603
Shareholder communications	11,561
Audit and tax fees	26,776
Legal fees	442
Dividend and interest expense on securities sold short	10,601
Miscellaneous	8,395
Total expenses		$671,043
Reduction of expenses by investment adviser	(4,312)
Net expenses		$666,731
Net investment loss		$(150,881)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(172,895)
Written options	31,532
Securities sold short	(9,014)
Foreign currency	(531)
Net realized gain (loss) on investments and foreign currency		$(150,908)
Change in unrealized appreciation (depreciation)
Investments	$1,342,530
Written options	10,405
Securities sold short	24,369
Translation of assets and liabilities in foreign currencies	11
Net unrealized gain (loss) on investments and foreign currency translation		$1,377,315
Net realized and unrealized gain (loss) on investments and foreign currency		$1,226,407
Change in net assets from operations		$1,075,526

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited )	Year ended 12/31/15
Change in net assets
From operations
Net investment loss	$(150,881)	$(465,252)
Net realized gain (loss) on investments and foreign currency	(150,908)	3,622,863
Net unrealized gain (loss) on investments and foreign currency translation	1,377,315	7,577,384
Change in net assets from operations	$1,075,526	$10,734,995
Distributions declared to shareholders
From net realized gain on investments	$—	$(3,394,608)
Change in net assets from fund share transactions	$5,384,387	$16,495,188
Total change in net assets	$6,459,913	$23,835,575
Net assets
At beginning of period	121,589,838	97,754,263
At end of period (including accumulated net investment loss of $150,980 and $99, respectively)	$128,049,751	$121,589,838

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class(assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.45		$11.63	$10.71	$7.93	$6.92	$6.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.03)	$(0.02)	$(0.02)	$(0.04)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		1.22	1.16	2.81	1.05	0.13
Total from investment operations	$0.08		$1.19	$1.14	$2.79	$1.01	$0.08
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.37)	$(0.22)	$(0.01)	$—	$—
Net asset value, end of period (x)	$12.53		$12.45	$11.63	$10.71	$7.93	$6.92
Total return (%) (k)(r)(s)(x)	0.64	(n)	10.75	10.71	35.18	14.60	1.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.91	0.94	1.05	1.18	1.28
Expenses after expense reductions (f)	0.88	(a)	0.91	0.93	1.05	1.13	1.08
Net investment loss	(0.03	)(a)	(0.22)	(0.20)	(0.27)	(0.51)	(0.77)
Portfolio turnover	12	(n)	45	35	48	62	90
Net assets at end of period (000 omitted)	$14,916		$15,588	$16,062	$15,428	$13,019	$14,598
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.87	(a)	0.89	0.91	0.95	1.00	1.00

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$11.95		$11.20	$10.35	$7.69	$6.73	$6.66
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.05)	$(0.05)	$(0.05)	$(0.06)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		1.17	1.12	2.72	1.02	0.15
Total from investment operations	$0.06		$1.12	$1.07	$2.67	$0.96	$0.07
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.37)	$(0.22)	$(0.01)	$—	$—
Net asset value, end of period (x)	$12.01		$11.95	$11.20	$10.35	$7.69	$6.73
Total return (%) (k)(r)(s)(x)	0.50	(n)	10.53	10.40	34.72	14.26	1.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.16	1.19	1.30	1.48	1.53
Expenses after expense reductions (f)	1.13	(a)	1.16	1.18	1.30	1.42	1.33
Net investment loss	(0.28	)(a)	(0.47)	(0.45)	(0.52)	(0.74)	(1.13)
Portfolio turnover	12	(n)	45	35	48	62	90
Net assets at end of period (000 omitted)	$113,134		$106,002	$81,693	$58,379	$32,010	$14,681
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.12	(a)	1.14	1.16	1.20	1.25	1.25
See Notes to Financial Statements

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MFS Technology Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

11

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$125,317,780	$—	$—	$125,317,780
Mutual Funds	2,650,140	—	—	2,650,140
Total Investments	$127,967,920	$—	$—	$127,967,920
Short Sales	$(190,773)	$—	$—	$(190,773)

Other Financial Instruments
Written Options	$(2,815)	$(955)	$—	$(3,770)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Equity	Written Equity Options	$(3,770)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(101,674)	$31,532

12

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2016 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$563	$10,405

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non- defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

13

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The following table represents the written option activity in the fund during the six months ended June 30, 2016:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	9,335	572,529
Options closed	(2,738)	(258,969)
Options exercised	(538)	(27,810)
Options expired	(5,634)	(271,575)
Outstanding, end of period	425	$14,175

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2016, this expense amounted to $10,601. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $366,656. The fair value of the fund’s investment securities on loan and a related liability of $377,289 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the

14

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee may be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/15
Ordinary income (including any short-term capital gains)	$1,705,601
Long-term capital gains	1,689,007
Total distributions	$3,394,608

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$95,020,300
Gross appreciation	33,765,797
Gross depreciation	(818,177)
Net unrealized appreciation (depreciation)	$32,947,620

As of 12/31/15
Undistributed long-term capital gain	3,658,930
Other temporary differences	(569,936)
Net unrealized appreciation (depreciation)	31,670,373

15

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/16	Year ended 12/31/15
Initial Class	$—	$461,237
Service Class	—	2,933,371
Total	$—	$3,394,608

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $4,312, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $3,904, which equated to 0.0065% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $271.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0239% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

16

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $121 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended June 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $0 and $94,272, respectively. The sales transactions resulted in net realized gains (losses) of $(3,630).

(4)	Portfolio Securities

For the six months ended June 30, 2016, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $23,491,746 and $14,842,500, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	34,509	$407,972	91,653	$1,099,490
Service Class	1,194,520	13,570,349	2,238,577	26,068,727
	1,229,029	$13,978,321	2,330,230	$27,168,217
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	42,946	$461,237
Service Class	—	—	284,242	2,933,371
	—	$—	327,188	$3,394,608
Shares reacquired
Initial Class	(96,324)	$(1,148,072)	(263,963)	$(3,145,108)
Service Class	(647,760)	(7,445,862)	(943,939)	(10,922,529)
	(744,084)	$(8,593,934)	(1,207,902)	$(14,067,637)
Net change
Initial Class	(61,815)	$(740,100)	(129,364)	$(1,584,381)
Service Class	546,760	6,124,487	1,578,880	18,079,569
	484,945	$5,384,387	1,449,516	$16,495,188

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $325 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

17

MFS Technology Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,222,460	18,983,003	(21,932,612)	2,272,851

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,269	$2,272,851

18

MFS Technology Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

SEMIANNUAL REPORT

June 30, 2016

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

(formerly MFS® Money Market Portfolio)

MFS® Variable Insurance Trust II

MKS-SEM

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

(formerly MFS® Money Market Portfolio)

Note to Shareholders: Effective April 29, 2016, the fund’s name changed from MFS Money Market Portfolio to MFS U.S. Government Money Market Portfolio.

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS U.S. Government Money Market Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

Global headwinds continue to restrain growth and profits, though developed market equities have remained resilient, underpinned by record-low interest rates. Rates are likely to stay low over the medium term, as many central banks have implemented accommodative monetary policies in an effort to reinvigorate their economies. Markets will have to deal with an additional headwind in the coming months and years as investors grapple with the fallout from the United Kingdom’s decision to leave the European Union. That process will take a considerable period of time to play out against a highly uncertain backdrop. Weakness in the pound sterling in the wake of the referendum has been a welcome shock absorber for UK financial markets.

Emerging markets have been beneficiaries of firmer commodity prices and diminishing fears of sharply higher interest rates from the U.S. Federal Reserve. China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS U.S. Government Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	11.4%
A-1	86.7%
A-2	2.5%
Other Assets Less Liabilities	(0.6)%

Maturity breakdown (u)
0 - 7 days	22.8%
8 - 29 days	34.3%
30 - 59 days	30.2%
60 - 89 days	12.9%
90 - 365 days	0.4%
Other Assets Less Liabilities	(0.6)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/16.

The portfolio is actively managed and current holdings may be different.

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MFS U.S. Government Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2016 through June 30, 2016

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During Period (p) 1/01/16-6/30/16
Initial Class	Actual	0.31%	$1,000.00	$1,000.00	$1.54
	Hypothetical (h)	0.31%	$1,000.00	$1,023.32	$1.56
Service Class	Actual	0.31%	$1,000.00	$1,000.00	$1.54
	Hypothetical (h)	0.31%	$1,000.00	$1,023.32	$1.56

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

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MFS U.S. Government Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 98.1%
Fannie Mae, 0.01%, due 7/01/2016	$3,011,000	$3,011,000
Fannie Mae, 0.17%, due 7/05/2016	1,000,000	999,973
Fannie Mae, 0.17%, due 7/06/2016	12,588,000	12,587,595
Fannie Mae, 0.203%, due 7/07/2016	8,500,000	8,499,717
Fannie Mae, 0.17%, due 7/27/2016	5,000,000	4,998,917
Fannie Mae, 0.25%, due 8/01/2016	20,000,000	19,994,876
Fannie Mae, 0.25%, due 8/03/2016	4,688,000	4,686,926
Fannie Mae, 0.25%, due 8/10/2016	10,400,000	10,396,996
Fannie Mae, 0.25%, due 8/11/2016	7,000,000	6,997,130
Federal Farm Credit Bank, 0.17%, due 7/06/2016	15,000,000	14,999,479
Federal Farm Credit Bank, 0.17%, due 7/08/2016	8,997,000	8,996,598
Federal Farm Credit Bank, 0.17%, due 7/19/2016	15,000,000	14,998,050
Federal Farm Credit Bank, 0.17%, due 7/21/2016	10,000,000	9,998,778
Federal Farm Credit Bank, 0.17%, due 7/26/2016	10,000,000	9,998,403
Federal Farm Credit Bank, 0.17%, due 7/28/2016	10,000,000	9,998,275
Federal Farm Credit Bank, 0.25%, due 8/03/2016	1,050,000	1,049,634
Federal Farm Credit Bank, 0.25%, due 8/12/2016	10,000,000	9,996,733
Federal Farm Credit Bank, 0.28%, due 9/12/2016	10,000,000	9,992,903
Federal Home Loan Bank, 0.17%, due 7/07/2016	7,100,000	7,099,633
Federal Home Loan Bank, 0.17%, due 7/08/2016	4,275,000	4,274,805
Federal Home Loan Bank, 0.17%, due 7/12/2016	10,080,000	10,079,109
Federal Home Loan Bank, 0.17%, due 7/13/2016	10,570,000	10,568,873
Federal Home Loan Bank, 0.17%, due 7/14/2016	2,559,000	2,558,695
Federal Home Loan Bank, 0.17%, due 7/15/2016	1,851,000	1,850,827
Federal Home Loan Bank, 0.17%, due 7/18/2016	11,272,000	11,270,330
Federal Home Loan Bank, 0.17%, due 7/19/2016	15,835,000	15,832,348
Federal Home Loan Bank, 0.17%, due 7/20/2016	2,800,000	2,799,571
Federal Home Loan Bank, 0.17%, due 7/21/2016	15,071,000	15,068,314
Federal Home Loan Bank, 0.25%, due 8/01/2016	1,758,000	1,757,546
Federal Home Loan Bank, 0.25%, due 8/02/2016	5,097,000	5,095,609

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Federal Home Loan Bank, 0.25%, due 8/03/2016	$1,675,000	$1,674,370
Federal Home Loan Bank, 0.25%, due 8/04/2016	3,700,000	3,698,934
Federal Home Loan Bank, 0.25%, due 8/05/2016	9,251,000	9,248,209
Federal Home Loan Bank, 0.25%, due 8/10/2016	2,706,000	2,704,737
Federal Home Loan Bank, 0.25%, due 8/12/2016	2,574,000	2,573,053
Federal Home Loan Bank, 0.28%, due 9/09/2016	8,000,000	7,993,933
Federal Home Loan Bank, 0.28%, due 9/14/2016	7,514,000	7,507,817
Freddie Mac, 0.17%, due 7/05/2016	886,000	885,969
Freddie Mac, 0.17%, due 7/06/2016	4,351,000	4,350,849
Freddie Mac, 0.17%, due 7/08/2016	14,000,000	13,999,401
Freddie Mac, 0.17%, due 7/12/2016	2,789,000	2,788,805
Freddie Mac, 0.17%, due 7/13/2016	2,818,000	2,817,718
Freddie Mac, 0.17%, due 7/22/2016	14,400,000	14,397,527
Freddie Mac, 0.28%, due 9/01/2016	7,000,000	6,995,057
Freddie Mac, 0.28%, due 9/07/2016	7,947,000	7,941,755
Freddie Mac, 0.28%, due 9/20/2016	8,000,000	7,994,060
Freddie Mac, 0.28%, due 9/21/2016	4,246,000	4,242,808
Freddie Mac, 0.37%, due 10/05/2016	1,500,000	1,498,440
U.S. Treasury Bill, 0.06%, due 7/07/2016	3,000,000	2,999,888
U.S. Treasury Bill, 0.21%, due 8/11/2016	20,877,000	20,871,911
U.S. Treasury Bill, 0.23%, due 8/18/2016	473,000	472,729
U.S. Treasury Bill, 0.23%, due 8/25/2016	22,092,000	22,080,499

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$400,196,112

REPURCHASE AGREEMENTS – 2.5%
Goldman Sachs, 0.40%, dated 6/30/16, due 7/01/16, total to be received $10,379,115 (secured by U.S. Treasury and Federal Agency obligations valued at $10,586,655 in a jointly traded account), at Cost and Value	$10,379,000	$10,379,000

Total Investments, at Amortized Cost and Value		$410,575,112

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(2,426,956)

NET ASSETS – 100.0%		$408,148,156

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

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MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/16
Assets
Investments, at amortized cost and value	$410,575,112
Cash	961
Receivables for
Fund shares sold	1,574,935
Interest	115
Other assets	1,626
Total assets		$412,152,749
Liabilities
Payable for fund shares reacquired	$3,886,471
Payable to affiliates
Investment adviser	4,837
Shareholder servicing costs	65
Accrued expenses and other liabilities	113,220
Total liabilities		$4,004,593
Net assets		$408,148,156
Net assets consist of
Paid-in capital	$408,337,490
Accumulated net realized gain (loss) on investments	(189,334)
Net assets		$408,148,156
Shares of beneficial interest outstanding		408,367,971

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$189,331,021	189,432,076	$1.00
Service Class	218,817,135	218,935,895	1.00

See Notes to Financial Statements

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MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/16
Net investment income
Interest income		$582,634
Expenses
Management fee	$951,094
Distribution and/or service fees	243,688
Shareholder servicing costs	6,129
Administrative services fee	35,110
Independent Trustees’ compensation	4,173
Custodian fee	13,501
Shareholder communications	11,968
Audit and tax fees	17,286
Legal fees	3,830
Miscellaneous	11,419
Total expenses		$1,298,198
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(715,563)
Net expenses		$582,634
Net investment income		$0
Net realized gain (loss) on investments		$3,591
Change in net assets from operations		$3,591

See Notes to Financial Statements

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MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/16 (unaudited	)	Year ended 12/31/15
Change in net assets
From operations
Net investment income	$0		$0
Net realized gain (loss) on investments	3,591		51
Change in net assets from operations	$3,591		$51
Change in net assets from fund share transactions	$35,286,781		$(46,710,775)
Total change in net assets	$35,290,372		$(46,710,724)
Net assets
At beginning of period	372,857,784		419,568,508
At end of period	$408,148,156		$372,857,784

See Notes to Financial Statements

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MFS U.S. Government Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/16		Years ended 12/31
			2015		2014		2013		2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)	0.00	0.00	(w)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (k)(r)	0.00	(n)	0.00		0.00		0.00		0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.57		0.55		0.55		0.55	0.58
Expenses after expense reductions (f)	0.31	(a)	0.13		0.10		0.12		0.16	0.15
Net investment income	0.00	(a)	0.00		0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$189,331		$190,761		$214,019		$228,673		$242,646	$188,106

Service Class	Six months ended 6/30/16		Years ended 12/31
			2015		2014		2013		2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00		$0.00		$0.00	$0.00
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	(w)	0.00	(w)	0.00	(w)	0.00	0.00	(w)
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%) (k)(r)	0.00	(n)	0.00		0.00		0.00		0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82		0.80		0.80		0.80	0.83
Expenses after expense reductions (f)	0.31	(a)	0.13		0.10		0.12		0.15	0.16
Net investment income	0.00	(a)	0.00		0.00		0.00		0.00	0.00
Net assets at end of period (000 omitted)	$218,817		$182,097		$205,550		$246,964		$289,762	$131,924

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

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MFS U.S. Government Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS U.S. Government Money Market Portfolio (formerly MFS Money Market Portfolio) (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-term securities	$—	$410,575,112	$—	$410,575,112

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end, the fund had investments in repurchase agreements with a gross value of $10,379,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

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MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2015, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended December 31, 2015.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/16
Cost of investments	$410,575,112

As of 12/31/15
Capital loss carryforwards	(192,925)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(192,925)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.50%
Average daily net assets in excess of $500 million	0.45%

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MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

During the six months ended June 30, 2016, MFS voluntarily waived receipt of $458,265 of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2016, this voluntary waiver had the effect of reducing the management fee by 0.24% of average daily net assets on an annualized basis. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2016, this management fee reduction amounted to $13,610, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.25% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for the Initial Class shares and 0.82% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2018. For the six months ended June 30, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. During the six months ended June 30, 2016, MFD voluntarily waived receipt of $243,688 of the fund’s distribution and/or service fees in order to avoid a negative yield. For the six months ended June 30, 2016, this voluntary waiver had the effect of reducing the distribution and/or service fees by 0.25% of average daily net assets attributable to Service Class shares on an annualized basis. The distribution and/or service fees incurred for the six months ended June 30, 2016 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2016, the fee was $5,049, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2016, these costs amounted to $1,080.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2016 was equivalent to an annual effective rate of 0.0185% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2016, the fee paid by the fund under this agreement was $360 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

11

MFS U.S. Government Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/16		Year ended 12/31/15
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	32,100,474	$32,100,474	58,858,173	$58,858,173
Service Class	109,775,236	109,775,236	77,562,487	77,562,487
	141,875,710	$141,875,710	136,420,660	$136,420,660
Shares reacquired
Initial Class	(33,543,910)	$(33,543,910)	(82,126,619)	$(82,126,619)
Service Class	(73,045,019)	(73,045,019)	(101,004,816)	(101,004,816)
	(106,588,929)	$(106,588,929)	(183,131,435)	$(183,131,435)
Net change
Initial Class	(1,443,436)	$(1,443,436)	(23,268,446)	$(23,268,446)
Service Class	36,730,217	36,730,217	(23,442,329)	(23,442,329)
	35,286,781	$35,286,781	(46,710,775)	$(46,710,775)

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2016, the fund’s commitment fee and interest expense were $972 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

12

MFS U.S. Government Money Market Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Variable Insurance Portfolios”, then “VIT II” and then select the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

13

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2016

*	Print name and title of each signing officer under his or her signature.